UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8259

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
COMMERCIAL PAPER — 54.9%
Banks — 2.6%
Tower Bank & Trust Co. 0.180%, 02/29/12	$4,000	$3,997,020

Beverages — 6.6%
Anheuser-Busch InBev 0.250%, 10/03/11	750	750,000
Brown Forman Corp. 0.140%, 10/31/11	4,400	4,399,521
Coca-Cola Co. 0.110%, 10/11/11	2,100	2,099,948
0.190%, 03/01/12	3,000	2,997,625

		10,247,094

Chemicals — 1.6%
E.I. Du Pont de Nemours & Co. 0.120%, 10/25/11	500	499,963
0.220%, 01/17/12	2,000	1,998,705

		2,498,668

Computers — 1.0%
Hewlett-Packard Co. 0.300%, 11/28/11	1,500	1,499,300

Diversified — 1.9%
Danaher Corp. 0.040%, 10/03/11	250	250,000
Koch Industries, Inc. 0.100%, 11/03/11	2,200	2,199,810
Southern California Education
0.320%, 10/03/11	450	450,000

		2,899,810

Diversified Financial Services — 19.6%
Barclays U.S. Funding Corp. 0.060%, 10/03/11	750	750,000
BG Energy Finance, Inc. 0.300%, 11/01/11	3,400	3,399,178
BHP Billiton Finance (USA) Ltd. 0.100%, 10/07/11	2,000	1,999,978
0.130%, 10/19/11	640	639,963
0.150%, 10/28/11	3,500	3,499,635
ENI Finance USA, Inc. 0.330%, 10/06/11	1,800	1,799,951
Nestle Capital Corp. 0.150%, 11/15/11	700	699,875
0.150%, 03/01/12	3,750	3,747,656
Nestlé Finance International Ltd. 0.110%, 10/06/11	1,250	1,249,989
0.130%, 10/19/11	1,170	1,169,932
Reckitt & Benckiser Treasury Services Plc 0.550%, 10/25/11	4,000	3,998,656
0.350%, 11/23/11	2,000	1,999,008
Toyota Motor Credit Corp. 0.200%, 10/28/11	670	669,907
WGL Holdings, Inc. 0.120%, 10/03/11	5,000	5,000,000

		30,623,728

	Par (000)	Value†

Electric — 5.8%
Florida Power & Light Co. 0.100%, 10/03/11	$5,000	$5,000,000
0.200%, 10/12/11	1,984	1,983,901
GDF Suez SA 0.170%, 10/04/11	2,100	2,099,990

		9,083,891

Energy-Alternate Sources — 0.4%
Nexerg Energy 0.370%, 10/03/11	700	700,000

Gas — 1.9%
Nicor, Inc. 0.100%, 10/03/11	3,000	3,000,000

Healthcare — 1.0%
Medtronic, Inc. 0.130%, 02/21/12	1,500	1,499,236

Oil & Gas — 8.5%
ConocoPhillips 0.120%, 10/20/11	3,000	2,999,830
0.150%, 10/21/11	2,325	2,324,826
Devon Energy Corp. 0.230%, 10/12/11	700	699,960
Duke Energy Corp. 0.320%, 10/11/11	600	599,957
Kinder Morgan, Inc. 0.320%, 10/03/11	750	750,000
Schlumberger Technology Corp. 0.140%, 10/11/11	3,200	3,199,900
0.190%, 11/22/11	2,700	2,699,288

		13,273,761

Pharmaceuticals — 2.1%
Celgele Corp. 0.350%, 10/17/11	700	699,905
Sanofi Aventis 0.130%, 12/13/11	2,500	2,499,359

		3,199,264

Telecommunications — 1.9%
Telstra Corp. 0.250%, 11/21/11	3,000	2,998,979

TOTAL COMMERCIAL PAPER (Cost $85,520,751)		85,520,751

CORPORATE BONDS — 4.0%
Banks — 2.6%
Commonwealth Bank of Australia 144A@ 2.400%, 01/12/12	4,100	4,121,897

Miscellaneous Manufacturing — 1.4%
Siemens Financieringsmaatschappij NV 144A@ 5.500%, 02/16/12	2,105	2,144,524

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
TOTAL CORPORATE BONDS (Cost $6,266,421)		$6,266,421

MUNICIPAL NOTES — 40.5%
California Housing Finance Agency 0.130%, 08/01/36•	$2,000	2,000,000
City of Minneapolis 0.150%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority 0.160%, 05/01/22•	3,000	3,000,000
0.170%, 10/01/30•	2,800	2,800,000
0.170%, 04/01/43•	1,325	1,325,000
Idaho Housing & Finance Association 0.160%, 01/01/38•	4,200	4,200,000
0.180%, 01/01/40•	4,455	4,455,000
Iowa Finance Authority 0.180%, 07/01/34•	1,450	1,450,000
0.180%, 01/01/39•	2,300	2,300,000
Kansas State Department of Transportation 0.100%, 09/01/22•	3,100	3,100,000
Michigan State Housing Development Authority 0.180%, 06/01/39•	8,000	8,000,000
Minnesota Housing Finance Agency 0.180%, 07/01/36•	4,000	4,000,000
Pennsylvania Turnpike Commission 0.140%, 07/15/41•	5,000	5,000,000
South Dakota Housing Development Authority 0.200%, 05/01/39•	5,000	5,000,000
State of Texas 0.180%, 12/01/29•	4,000	4,000,000
Triborough Bridge & Tunnel Authority 0.150%, 01/01/19•	3,300	3,300,000
Wisconsin Housing & Economic Development Authority 0.180%, 09/01/22•	4,000	4,000,000
0.180%, 05/01/34•	2,940	2,940,000

Total MUNICIPAL NOTES (Cost $63,160,000)		63,160,000

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund - Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	903,195	903,195
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	1	1

	Number of Shares	Value†

Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	$1

TOTAL SHORT-TERM INVESTMENTS (Cost $903,201)		903,201

TOTAL INVESTMENTS — 100.0% (Cost $155,850,373)		$155,850,373

†	See Security Valuation Note.
•	Variable Rate Security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

Plc — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$33,286,775	21.4%	21.4%
8 — 14 days	5,509,630	3.5%	24.9%
15 — 30 days	20,991,496	13.5%	38.4%
31 — 60 days	9,896,450	6.3%	44.7%
61 — 90 days	7,499,359	4.8%	49.5%
91 — 120 days	14,120,602	9.1%	58.6%
121 — 150 days	14,386,061	9.2%	67.8%
over 150 days	50,160,000	32.2%	100.0%

	$155,850,373	100.0%

Average Weighted Maturity — 31 days

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MONEY MARKET FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMERCIAL PAPER	$85,520,751	$—	$85,520,751	$—
CORPORATE BONDS	6,266,421	—	6,266,421	—
MUNI NOTES	63,160,000	—	63,160,000	—
SHORT-TERM INVESTMENTS	903,201	903,201	—	—

TOTAL INVESTMENTS	$155,850,373	$903,201	$154,947,172	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 12.7%
Federal Home Loan Mortgage Corporation — 1.2%
1.375%, 02/25/14	$2,000	$2,041,716

Federal National Mortgage Association — 11.5%
5.000%, 10/15/11	1,500	1,502,444
0.375%, 12/28/12	6,700	6,706,673
0.500%, 08/09/13	2,000	2,002,038
1.000%, 09/23/13	2,000	2,020,122
0.750%, 12/18/13	7,000	7,031,003

		19,262,280

TOTAL AGENCY OBLIGATIONS (Cost $21,168,798)		21,303,996

ASSET BACKED SECURITIES — 0.6%
Bear Stearns Mortgage Funding Trust 0.538%, 10/25/36•	203	39,960
Conseco Financial Corp. 7.650%, 04/15/19	94	99,063
Enterprise Mortgage Acceptance Co. LLC 144A 8.210%, 01/15/27@,•,~	529	420,257
Equity One ABS, Inc. 4.145%, 04/25/34•	14	13,758
Popular ABS Mortgage Pass-Through Trust 4.628%, 09/25/34•	20	19,472
SACO I, Inc. 144A 1.114%, 06/25/35@,•	594	391,266

TOTAL ASSET BACKED SECURITIES (Cost $1,626,336)		983,776

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.4%
Bear Stearns Commercial Mortgage Securities 5.572%, 03/11/39•	1,030	1,029,199
JPMorgan Chase Commercial Mortgage Securities Corp. 4.545%, 01/15/42	1,372	1,373,381

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,373,312)		2,402,580

CORPORATE BONDS — 19.7%
Banks — 10.4%
Bank of America Corp. 3.125%, 06/15/12	2,000	2,041,102
2.375%, 06/22/12	3,000	3,043,431
Bank of Montreal 144A 2.850%, 06/09/15@	1,000	1,055,419
Canadian Imperial Bank of Commerce 144A 2.000%, 02/04/13@	3,000	3,044,574
Commonwealth Bank of Australia 144A 2.400%, 01/12/12@	1,000	1,005,386
3.492%, 08/13/14@	1,000	1,060,689
JPMorgan Chase & Co. 3.125%, 12/01/11	2,000	2,009,284

	Par (000)	Value†

Banks — (continued)
Macquarie Bank Ltd. 144A 2.600%, 01/20/12@	$1,000	$1,006,164
The Toronto-Dominion Bank 144A 1.625%, 09/14/16@	2,000	1,993,100
Westpac Banking Corp. 144A 3.585%, 08/14/14@	1,000	1,067,740

		17,326,889

Beverages — 0.6%
The Coca-Cola Co. 144A 1.800%, 09/01/16@	1,000	1,002,890

Computers — 0.6%
Google, Inc. 2.125%, 05/19/16	1,000	1,030,156

Diversified Financial Services — 7.2%
BA Covered Bond Issuer 144A 5.500%, 06/14/12@	1,000	1,029,870
Caisse Centrale Desjardins du Quebec 144A 2.550%, 03/24/16@	3,000	3,114,048
General Electric Capital Corp. 3.000%, 12/09/11	2,800	2,814,913
2.625%, 12/28/12	4,000	4,112,932
2.950%, 05/09/16	1,000	1,002,206

		12,073,969

Food — 0.3%
General Mills, Inc. 5.650%, 09/10/12	500	522,046

Oil & Gas — 0.6%
SeaRiver Maritime, Inc. 0.000%, 09/01/12+	1,000	981,282

TOTAL CORPORATE BONDS (Cost $32,508,071)		32,937,232

COMMERCIAL PAPER — 5.4%
Advertising — 1.8%
Tesco Plc 0.330%, 10/24/11	3,000	2,999,367

Energy-Alternate Sources — 1.8%
Nexerg Energy 0.350%, 10/03/11	1,750	1,749,966
Nextera Energy 0.370%, 10/06/11	1,250	1,249,936

		2,999,902

Healthcare Services — 1.8%
Thermo Fisher Scientific, Inc. 0.300%, 10/17/11	3,000	2,999,541

TOTAL COMMERCIAL PAPER (Cost $8,998,869)		8,998,810

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
MUNICIPAL NOTE — 0.6%
Regional — 0.6%
Province of British Columbia 2.850%, 06/15/15 (Cost $999,609)	$1,000	$1,066,228

RESIDENTIAL MORTGAGE BACKED SECURITIES — 7.1%
Fannie Mae Pool — 7.1%
4.000%, 06/01/20	725	766,199
2.979%, 12/01/33•	765	810,592
2.500%, 04/01/34•	264	277,533
2.488%, 07/01/36•	254	269,070
0.618%, 11/25/39•	9,873	9,788,731

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $11,917,600)		11,912,125

U.S. TREASURY OBLIGATIONS — 45.8%
U.S. Treasury Note 0.375%, 06/30/13	6,500	6,514,235
4.250%, 08/15/13	6,500	6,979,375
3.125%, 08/31/13	3,000	3,162,069
0.750%, 09/15/13	6,750	6,810,379
4.250%, 11/15/13	3,100	3,356,962
1.750%, 01/31/14	2,000	2,065,000
1.750%, 03/31/14	5,000	5,170,705
1.875%, 04/30/14	8,000	8,304,376
2.375%, 09/30/14	3,000	3,172,734
4.250%, 11/15/14	14,050	15,693,190
2.250%, 01/31/15	1,700	1,796,953
4.000%, 02/15/15	7,850	8,755,819
2.000%, 04/30/16	1,000	1,051,880
1.750%, 05/31/16	1,600	1,663,872
1.500%, 07/31/16	2,250	2,310,480

TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,798,070)		76,808,029

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 6.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	6,323,429	6,323,429
BlackRock Liquidity Funds TempFund - Institutional Shares	218	218
Federated Prime Obligations Fund - Class I	408	408
Fidelity Institutional Prime Money Market Portfolio	1,017	1,017
Fidelity Institutional Prime Money Market Portfolio - Class I	197	197
Wells Fargo Advantage Government Money Market Fund – Institutional Class	4,900,205	4,900,205
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	5	5

	Number of Shares	Value†

Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	$1

TOTAL SHORT-TERM INVESTMENTS (Cost $11,225,480)		11,225,480

TOTAL INVESTMENTS — 100.0% (Cost $164,616,145)(a)		$167,638,256

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total value of fair valued securities at September 30, 2011 is $420,257.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $164,616,145. Net unrealized appreciation was $3,022,111. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,756,010 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $733,899.

LLC — Limited Liability Company.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LIMITED MATURITY BOND FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	91%
Canada	6
Australia	3

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LIMITED MATURITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S. TREASURY OBLIGATIONS	$76,808,029	$—	$76,808,029	$—
AGENCY OBLIGATIONS	21,303,996	—	21,303,996	—
ASSET BACKED SECURITIES	983,776	—	983,776	—
COMMERCIAL MORTGAGE BACKED SECURITIES	2,402,580	—	2,402,580	—
CORPORATE BONDS	32,937,232	—	32,937,232	—
MUNICIPAL NOTES	1,066,228	—	1,066,228	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	11,912,125	—	11,912,125	—
COMMERCIAL PAPER	8,998,810	—	8,998,810	—
SHORT-TERM INVESTMENTS	11,225,480	11,225,480	—	—

TOTAL INVESTMENTS	$167,638,256	$11,225,480	$156,412,776	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 2.6%
Federal National Mortgage Association — 2.6%
3.250%, 04/09/13	$4,500	$4,699,715
5.000%, 04/15/15	6,750	7,720,157

TOTAL AGENCY OBLIGATIONS (Cost $11,401,501)		12,419,872

ASSET BACKED SECURITIES — 0.5%
Atherton Franchisee Loan Funding 144A @ 7.230%, 03/15/21	12	11,560
Bear Stearns Mortgage Funding Trust• 0.555%, 10/25/36	406	79,920
Conseco Financial Corp.• 7.240%, 11/15/28	529	224,557
Enterprise Mortgage Acceptance Co. LLC 144A @• 8.210%, 01/15/27~	1,057	840,513
SACO I, Inc. 144A @• 1.135%, 06/25/35	1,782	1,173,798

TOTAL ASSET BACKED SECURITIES (Cost $4,024,262)		2,330,348

COMMERCIAL MORTGAGE BACKED SECURITIES — 2.7%
Bear Stearns Commercial Mortgage Securities 4.830%, 08/15/38	4,000	4,077,604
CFCRE Commercial Mortgage Trust @• 4.961%, 04/15/44	1,000	1,015,395
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,546,202
JPMorgan Chase Commercial Mortgage Securities Corp. 4.545%, 01/15/42	4,575	4,577,936
5.420%, 01/15/49	1,500	1,555,243

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,346,985)		12,772,380

CORPORATE BONDS — 16.8%
Aerospace & Defense — 0.2%
Lockheed Martin Corp. 3.350%, 09/15/21	1,000	990,124

Agriculture — 0.5%
Altria Group, Inc. 4.750%, 05/05/21	1,000	1,034,370
Cargill, Inc. 144A @ 6.125%, 09/15/36	1,000	1,244,338

		2,278,708

Banks — 4.4%
Bank of America Corp. 5.650%, 05/01/18	1,000	949,533
Bank of Montreal 144A @ 2.850%, 06/09/15	1,000	1,055,419

	Par (000)	Value†

Banks — (continued)
Canadian Imperial Bank of Commerce 144A @ 2.000%, 02/04/13	$1,000	$1,014,858
Commonwealth Bank of Australia 144A @ 2.400%, 01/12/12	1,946	1,956,481
JPMorgan Chase & Co. 2.200%, 06/15/12	4,000	4,053,392
6.000%, 01/15/18	1,700	1,893,174
The Goldman Sachs Group, Inc. 3.250%, 06/15/12	6,500	6,637,833
5.250%, 07/27/21	1,000	986,515
The Toronto-Dominion Bank 144A @ 1.625%, 09/14/16	2,000	1,993,100

		20,540,305

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,000	1,298,689
PepsiCo, Inc. 4.875%, 11/01/40	1,000	1,145,789
The Coca-Cola Co. 144A @ 3.300%, 09/01/21	1,000	1,043,129

		3,487,607

Biotechnology — 0.7%
Amgen, Inc. 4.950%, 10/01/41	1,000	1,087,584
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,225,046
Genentech, Inc. 5.250%, 07/15/35	1,000	1,165,183

		3,477,813

Computers — 0.5%
Hewlett-Packard Co. 2.650%, 06/01/16	1,000	998,763
International Business Machines Corp. 6.500%, 01/15/28	1,000	1,356,300

		2,355,063

Diversified Financial Services — 1.4%
American Honda Finance Corp. 144 @ 3.800%, 09/20/21	1,000	1,008,413
Caisse Centrale Desjardins du Quebec 144A @ 2.550%, 03/24/16	2,000	2,076,032
General Electric Capital Corp. 6.150%, 08/07/37	1,000	1,068,847
5.875%, 01/14/38	1,000	1,024,967
Northern Trust Corp. 3.375%, 08/23/21	500	506,164
Toyota Motor Credit Corp. 3.400%, 09/15/21	1,000	1,008,574

		6,692,997

Electric — 1.1%
Carolina Power & Light Co. 3.000%, 09/15/21	1,000	1,007,023

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Commonwealth Edison Co. 6.150%, 09/15/17	$500	$586,704
Enel Finance International SA 144A@ 6.250%, 09/15/17	1,000	1,009,916
PacifiCorp 6.250%, 10/15/37	1,000	1,294,261
Public Service Co. of Colorado 4.750%, 08/15/41	1,000	1,111,293

		5,009,197

Food — 0.3%
Kraft Foods, Inc. 6.750%, 02/19/14	500	558,153
Sara Lee Corp. 2.750%, 09/15/15	1,000	1,005,655

		1,563,808

Gas — 0.7%
Pacific Gas & Electric Co. 3.250%, 09/15/21	1,000	989,247
Praxair, Inc. 3.000%, 09/01/21	1,000	1,001,863
SEMCO Energy, Inc. 144A@ 5.150%, 04/21/20	1,000	1,122,660

		3,113,770

Healthcare Products — 0.5%
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,187,448
Stryker Corp. 2.000%, 09/30/16	1,000	1,004,822

		2,192,270

Healthcare Services — 0.5%
CIGNA Corp. 4.375%, 12/15/20	1,000	1,045,169
UnitedHealth Group, Inc. 5.700%, 10/15/40	1,000	1,141,881

		2,187,050

Insurance — 0.4%
Metlife Institutional Funding II 144A@• 0.760%, 03/27/12	1,000	1,001,003
The Travelers Cos., Inc. 5.350%, 11/01/40	1,000	1,053,303

		2,054,306

Media — 0.3%
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,417,608

Miscellaneous Manufacturing — 0.8%
Honeywell International, Inc. 5.375%, 03/01/41	1,000	1,204,994
Illinois Tool Works, Inc.@ 4.875%, 09/15/41	1,000	1,113,390
Siemens Financieringsmaatschappij NV 144A@ 6.125%, 08/17/26	1,000	1,226,464

		3,544,848

	Par (000)	Value†

Oil & Gas — 0.7%
Occidental Petroleum Corp. 3.125%, 02/15/22	$1,000	$999,715
Pemex Project Funding Master Trust 6.625%, 06/15/35	1,000	1,072,500
Petrobras International Finance Co. - Pifco 6.750%, 01/27/41	1,000	1,035,000

		3,107,215

Oil & Gas Services — 0.2%
Schlumberger Oilfield UK Plc 144A@ 4.200%, 01/15/21	1,000	1,073,203

Pharmaceuticals — 1.5%
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,186,323
McKesson Corp. 6.000%, 03/01/41	1,000	1,262,464
Merck & Co., Inc. 6.400%, 03/01/28	1,000	1,312,307
Novartis Capital Corp. 2.900%, 04/24/15	1,000	1,058,306
Sanofi-Aventis SA 4.000%, 03/29/21	1,000	1,084,753
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	1,000	1,038,036

		6,942,189

Pipelines — 0.2%
DCP Midstream LLC 144A@ 6.750%, 09/15/37	1,000	1,133,909

Retail — 0.7%
CVS Caremark Corp. 5.750%, 05/15/41	1,000	1,120,199
Wal-Mart Stores, Inc. 3.250%, 10/25/20	1,000	1,035,926
5.625%, 04/01/40	1,000	1,216,434

		3,372,559

Telecommunications — 0.5%
AT&T, Inc. 3.875%, 08/15/21	1,000	1,028,659
Verizon Communications, Inc. 4.600%, 04/01/21	1,000	1,105,340
		2,133,999

TOTAL CORPORATE BONDS (Cost $72,459,319)		78,668,548

MUNICIPAL NOTE — 0.5%
Province of British Columbia 2.850%, 06/15/15 (Cost $1,999,219)	2,000	2,132,456

MUNICIPAL BONDS — 2.4%
City of New York 6.271%, 12/01/37	1,750	2,190,020
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,140,870

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
MUNICIPAL BONDS — (continued)
Metropolitan Water District of Southern California 6.947%, 07/01/40	$1,000	$1,170,160
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,300,740
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,652,500
South Carolina State Public Service Authority 6.454%, 01/01/50	2,000	2,671,480

Total MUNICIPAL BONDS (Cost $8,752,080)		11,125,770

RESIDENTIAL MORTGAGE BACKED SECURITIES — 28.6%
Collateralized Mortgage Obligations — 1.3%
Freddie Mac REMICs• 0.569%, 05/15/37	5,991	5,969,323

Fannie Mae Pool — 14.5%
5.000%, 07/01/23	2,398	2,584,402
2.500%, 04/01/34•	792	832,599
2.488%, 07/01/36•	848	896,901
2.441%, 08/01/36•	907	951,808
6.285%, 05/01/37•	528	556,898
4.000%, 08/01/39	7,250	7,609,670
0.635%, 11/25/39•	9,873	9,788,731
4.000%, 11/01/40	7,701	8,081,550
3.500%, 12/01/40	13,568	13,952,635
3.500%, 12/01/40	9,724	10,000,210
3.500%, 01/01/41	9,499	9,768,600
3.500%, 03/01/41	2,930	3,013,358

		68,037,362

Freddie Mac Gold Pool — 5.3%
3.000%, 01/01/26	9,458	9,740,377
3.500%, 12/01/40	8,212	8,440,345
3.500%, 01/01/41	4,888	5,024,112
3.500%, 02/01/41	1,457	1,497,655

		24,702,489

Ginnie Mae Pool — 7.5%
6.000%, 10/15/38	2,061	2,300,205
6.000%, 10/15/38	1,477	1,648,440
4.000%, 04/15/39	10,228	10,957,496
4.000%, 06/15/39	6,481	6,943,240
4.500%, 02/15/40	12,135	13,204,264
9.000%, 10/15/30	8	10,127
9.000%, 11/15/30	15	18,318

		35,082,090

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $125,211,557)		133,791,264

	Par (000)	Value†
COMMERCIAL PAPER — 4.3%
Advertising — 0.7%
Tesco Plc 0.330%, 10/24/11	$3,000	$2,999,368

Energy-Alternate Sources — 1.7%
DTE Energy Co. 0.330%, 10/11/11	3,000	2,999,725
Nexerg Energy 0.370%, 10/03/11	2,000	1,999,959
Sempra Energy Global 0.400%, 11/14/11	3,000	2,998,533

		7,998,217

Gas — 0.6%
South Carolina Energy&Gas 0.370%, 10/27/11	3,000	2,999,198

Healthcare Services — 1.3%
Aetna, Inc. 0.340%, 10/04/11	3,000	2,999,915
Thermo Fisher Scientific, Inc. 0.300%, 10/17/11	3,000	2,999,564

		5,999,479

TOTAL COMMERCIAL PAPER (Cost $19,996,298)		19,996,262

U.S. TREASURY OBLIGATIONS — 36.4%
U.S. Treasury Bond 6.250%, 08/15/23	1,350	1,924,171
5.500%, 08/15/28	2,800	3,910,813
3.500%, 02/15/39	29,300	32,577,937
4.375%, 05/15/40	100	128,719
3.875%, 08/15/40	1,700	2,019,813
4.250%, 11/15/40	1,900	2,402,609
U.S. Treasury Note 1.125%, 12/15/12	43,600	44,080,298
1.750%, 01/31/14	6,000	6,195,000
1.875%, 02/28/14	7,000	7,251,566
4.250%, 11/15/14	5,000	5,584,765
4.000%, 02/15/15	10,900	12,157,762
2.125%, 12/31/15	11,100	11,735,653
2.625%, 02/29/16	5,000	5,392,580
1.500%, 07/31/16	5,000	5,134,400
2.375%, 06/30/18 When Issued	4,300	4,574,125
2.750%, 02/15/19	9,800	10,654,442
3.125%, 05/15/19	7,740	8,622,840
3.375%, 11/15/19	475	538,679
U.S. Treasury Strip Principal 0.000%, 11/15/24+	7,800	5,598,005

TOTAL U.S. TREASURY OBLIGATIONS (Cost $154,305,954)		170,484,177

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	20,658,293	20,658,293

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
SHORT-TERM INVESTMENTS — (continued)
BlackRock Liquidity Funds TempFund - Institutional Shares	$447	$447
Federated Prime Obligations Fund - Class I	312	312
Fidelity Institutional Prime Money Market Portfolio	712	712
Fidelity Institutional Prime Money Market Portfolio - Class I	271	271
Wells Fargo Advantage Government Money Market Fund - Institutional Class	3,743,975	3,743,975
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $24,404,012)		24,404,012

TOTAL INVESTMENTS — 100.0% (Cost $434,901,187)		$468,125,089	(a)

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total value of fair valued securities at September 30, 2011 is $840,513.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $435,073,598. Net unrealized appreciation was $33,051,492. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $35,041,791 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,990,299.

LLC — Limited Liability Company.

Plc — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

QUALITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S. TREASURY OBLIGATIONS	$170,484,177	$—	$170,484,177	$—
AGENCY OBLIGATIONS	12,419,872	—	12,419,872	—
ASSET BACKED SECURITIES	2,330,348	—	2,330,348	—
COMMERCIAL MORTGAGE BACKED SECURITIES	12,772,380	—	12,772,380	—
CORPORATE BONDS	78,668,548	—	78,668,548	—
MUNICIPAL NOTES	2,132,456	—	2,132,456	—
MUNICIPAL BONDS	11,125,770	—	11,125,770	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	133,791,264	—	133,791,264	—
COMMERCIAL PAPER	19,996,262	—	19,996,262	—
SHORT-TERM INVESTMENTS	24,404,012	24,404,012	—	—

TOTAL INVESTMENTS	$468,125,089	$24,404,012	$443,721,077	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 0.9%
Apparel — 0.0%
Anvil Holdings, Inc.*^	831	$3,532

Banks — 0.1%
CIT Group, Inc.*	5,125	155,646

Chemicals — 0.1%
LyondellBasell Industries N.V., Class A	5,600	136,808

Electric — 0.2%
The AES Corp.*	19,675	192,028

Entertainment — 0.0%
Lakes Entertainment, Inc.*	12,500	30,500

Lodging — 0.1%
Ameristar Casinos, Inc.	6,675	107,134

Oil & Gas — 0.1%
Anadarko Petroleum Corp.	1,725	108,761

Retail — 0.1%
Dollar General Corp.*	4,375	165,200

Telecommunications — 0.2%
American Tower Corp., Class A*	1,375	73,975
Crown Castle International Corp.*	1,750	71,173
Sprint Nextel Corp.*	30,400	92,416

		237,564

TOTAL COMMON STOCKS (Cost $1,690,497)		1,137,173

PREFERRED STOCKS — 2.1%
Banks — 1.2%
Ally Financial, Inc.CONV 144A @	775	518,984
Ally Financial, Inc.	28,750	501,688
GMAC Capital Trust I	32,850	599,512

		1,620,184

Media — 0.1%
Spanish Broadcasting System, Inc.	182	125,580

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV*^~	725	0

Telecommunications — 0.8%
Lucent Technologies Capital Trust I CONV	1,175	969,375

TOTAL PREFERRED STOCKS (Cost $3,157,847)		2,715,139

	Par (000)	Value†
CORPORATE BONDS — 93.4%
Advertising — 0.6%
inVentiv Health, Inc. 144A @ 10.000%, 08/15/18	$200	176,000
10.000%, 08/15/18	225	198,000

	Par (000)	Value†

Advertising — (continued)
Lamar Media Corp. 9.750%, 04/01/14	$100	$110,250
7.875%, 04/15/18	200	200,000
The Interpublic Group of Cos., Inc. 10.000%, 07/15/17	125	142,187

		826,437

Aerospace & Defense — 1.3%
BE Aerospace, Inc. 8.500%, 07/01/18	150	160,500
Ducommun, Inc. 144A @ 9.750%, 07/15/18	125	124,688
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	675	671,625
Sequa Corp. 144A @ 11.750%, 12/01/15	200	210,000
13.500%, 12/01/15	75	79,500
Spirit Aerosystems, Inc. 7.500%, 10/01/17	75	77,625
TransDigm, Inc. 7.750%, 12/15/18	325	330,687

		1,654,625

Airlines — 1.3%
American Airlines, Inc. 144A @ 7.500%, 03/15/16	350	294,000
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	48	49,500
Continental Airlines 2009-2 Class B Pass Through Trust 9.250%, 05/10/17	45	45,840
Continental Airlines, Inc. 144A @ 6.750%, 09/15/15	525	504,000
Delta Air Lines, Inc. 144A @ 9.500%, 09/15/14	180	185,400
12.250%, 03/15/15	525	557,812
United Air Lines, Inc. 144A @ 12.000%, 11/01/13	75	75,937

		1,712,489

Apparel — 0.3%
Hanesbrands, Inc. 8.000%, 12/15/16	100	105,750
6.375%, 12/15/20	175	169,750
Levi Strauss & Co. 8.875%, 04/01/16	50	50,500
7.625%, 05/15/20	125	116,250

		442,250

Auto Manufacturers — 0.7%
Chrysler Group LLC 144A @ 8.250%, 06/15/21	450	346,500
Ford Motor Co. 7.450%, 07/16/31	475	536,218

		882,718

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Parts & Equipment — 0.8%
Affinia Group Holdings, Inc. 144A @ 10.750%, 08/15/16	$45	$45,900
Allison Transmission, Inc. 144A @ 7.125%, 05/15/19	200	181,000
Conti-Gummi Finance BV 144A @ 8.500%, 07/15/15	150	205,986
Pinafore LLC 144A @ 9.000%, 10/01/18	498	510,450
Pittsburgh Glass Works LLC 144A @ 8.500%, 04/15/16	100	92,000
The Goodyear Tire & Rubber Co. 10.500%, 05/15/16	30	32,475

		1,067,811

Banks — 2.4%
Ally Financial, Inc. 6.250%, 12/01/17	25	21,778
7.500%, 09/15/20	325	294,125
8.000%, 11/01/31	300	263,250
BAC Capital Trust VI 5.625%, 03/08/35	325	232,721
CIT Group, Inc. 7.000%, 05/01/16	50	48,500
7.000%, 05/01/17	550	533,500
6.625%, 04/01/18 144A @	700	696,500
Provident Funding Associates LP 144A @
10.250%, 04/15/17	200	195,000
10.125%, 02/15/19	100	86,500
Regions Bank 7.500%, 05/15/18	500	494,375
Synovus Financial Corp. 5.125%, 06/15/17	175	147,875
Zions Bancorporation 7.750%, 09/23/14	150	158,133

		3,172,257

Beverages — 0.1%
Cott Beverages, Inc. 8.375%, 11/15/17	75	76,500

Building Materials — 2.0%
Associated Materials LLC 9.125%, 11/01/17	225	182,250
Building Materials Corp. of America 144A @ 6.750%, 05/01/21	250	237,500
Cemex Finance LLC 144A @ 9.500%, 12/14/16	360	261,000
Euramax International, Inc. 144A @ 9.500%, 04/01/16	275	219,312
Gibraltar Industries, Inc. 8.000%, 12/01/15	225	213,750
HeidelbergCement Finance BV 8.000%, 01/31/17	50	65,313
Masco Corp. 6.125%, 10/03/16	75	73,139
Nortek, Inc. 144A @ 10.000%, 12/01/18	300	277,500

	Par (000)	Value†

Building Materials — (continued)
8.500%, 04/15/21	$375	$301,875
Ply Gem Industries, Inc. 8.250%, 02/15/18	275	224,125
Reliance Intermediate Holdings LP 144A @ 9.500%, 12/15/19	225	236,250
Texas Industries, Inc. 9.250%, 08/15/20	200	155,500
USG Corp. 144A @ 8.375%, 10/15/18	50	41,750
Xefin Lux SCA 144A @ 8.000%, 06/01/18	100	118,902

		2,608,166

Chemicals — 2.4%
Ashland, Inc. 9.125%, 06/01/17	350	387,187
CF Industries, Inc. 6.875%, 05/01/18	275	306,969
Hexion US Finance Corp. 8.875%, 02/01/18	300	247,500
9.000%, 11/15/20	125	91,563
Huntsman International LLC 8.625%, 03/15/20	75	72,938
8.625%, 03/15/21	425	406,937
Kerling Plc 144A @ 10.625%, 02/01/17	200	218,379
Lyondell Chemical Co. 144A @ 8.000%, 11/01/17	659	710,072
Momentive Performance Materials, Inc. 11.500%, 12/01/16	325	273,000
9.000%, 01/15/21	125	85,625
PolyOne Corp. 7.375%, 09/15/20	150	150,750
Solutia, Inc. 8.750%, 11/01/17	175	186,375

		3,137,295

Coal — 1.4%
Arch Coal, Inc. 8.750%, 08/01/16	150	159,000
Consol Energy, Inc. 8.000%, 04/01/17	325	339,625
8.250%, 04/01/20	150	157,875
Foresight Energy LLC 144A @ 9.625%, 08/15/17	325	328,250
New World Resources N.V. 144A @ 7.875%, 05/01/18	150	172,827
Patriot Coal Corp. 8.250%, 04/30/18	225	200,250
Peabody Energy Corp. 7.375%, 11/01/16	300	329,625
Penn Virginia Resource Partners LP 8.250%, 04/15/18	150	142,500

		1,829,952

Commercial Services — 3.0%
ARAMARK Holdings Corp. PIK 144A @ 8.625%, 05/01/16	250	246,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — (continued)
Avis Budget Car Rental LLC 7.625%, 05/15/14	$213	$211,935
9.625%, 03/15/18	50	49,500
DP World Ltd. 144A @ 6.850%, 07/02/37	210	191,100
EC Finance Plc 144A @ 9.750%, 08/01/17	175	167,636
FTI Consulting, Inc. 7.750%, 10/01/16	125	127,813
6.750%, 10/01/20	75	72,375
Garda World Security Corp. 144A @ 9.750%, 03/15/17	150	153,000
Hertz Holdings Netherlands BV 144A @ 8.500%, 07/31/15	200	258,571
iPayment, Inc. 144A @ 10.250%, 05/15/18	425	388,875
Lawson Software, Inc. 144A @ 11.500%, 07/15/18	100	89,000
Lender Processing Services, Inc. 8.125%, 07/01/16	275	258,500
Mac-Gray Corp. 7.625%, 08/15/15	250	253,125
PHH Corp. 9.250%, 03/01/16	175	179,812
RSC Equipment Rental, Inc. 8.250%, 02/01/21	175	151,375
Seminole Indian Tribe of Florida 144A @ 7.750%, 10/01/17	300	301,500
Ticketmaster Entertainment LLC 10.750%, 08/01/16	250	262,500
United Rentals North America, Inc. 10.875%, 06/15/16	475	513,000

		3,875,867

Computers — 0.5%
Brocade Communications Systems, Inc. 6.875%, 01/15/20	75	76,594
iGate Corp. 144A @ 9.000%, 05/01/16	625	581,250
SunGard Data Systems, Inc. 10.250%, 08/15/15	25	25,250

		683,094

Distribution & Wholesale — 0.5%
ACE Hardware Corp. 144A @ 9.125%, 06/01/16	425	440,937
McJunkin Red Man Corp. 9.500%, 12/15/16	300	274,500

		715,437

Diversified Financial Services — 7.4%
Dolphin Subsidiary II, Inc. 144A @ 6.500%, 10/15/16	325	320,938
7.250%, 10/15/21	300	291,000
E*Trade Financial Corp. 7.875%, 12/01/15	175	169,750
6.750%, 06/01/16	375	374,063
12.500%, 11/30/17 PIK	998	1,125,245

	Par (000)	Value†

Diversified Financial Services — (continued)
Ford Motor Credit Co. LLC 12.000%, 05/15/15	$550	$660,000
5.750%, 02/01/21	675	667,912
General Motors Financial Co., Inc. 144A @ 6.750%, 06/01/18	150	147,000
GTP Acquisition Partners I LLC 144A @ 7.628%, 06/15/16	250	242,619
International Lease Finance Corp. 6.500%, 09/01/14 144A @	215	215,000
5.750%, 05/15/16	150	133,322
8.875%, 09/01/17	275	276,375
8.250%, 12/15/20	550	539,000
Nuveen Investments, Inc. 5.500%, 09/15/15	750	607,500
10.500%, 11/15/15	775	714,937
10.500%, 11/15/15 144A @	300	273,750
Pinnacle Foods Finance LLC 9.250%, 04/01/15	250	248,125
10.625%, 04/01/17	125	125,313
8.250%, 09/01/17	325	316,875
ROC Finance LLC 144A @ 12.125%, 09/01/18	200	202,000
SLM Corp. 5.375%, 05/15/14	300	295,240
5.050%, 11/14/14	100	96,492
6.250%, 01/25/16	225	220,845
8.450%, 06/15/18	400	416,067
Springleaf Finance Corp. 6.900%, 12/15/17	925	666,000
Telenet Finance IIII Luxembourg S.C.A. 144A @ 6.625%, 02/15/21	275	333,429

		9,678,797

Electric — 2.7%
Calpine Corp. 144A @ 7.875%, 07/31/20	525	506,625
7.500%, 02/15/21	300	286,500
EDP Finance BV 144A @ 5.375%, 11/02/12	275	265,399
GenOn Energy, Inc. 9.500%, 10/15/18	675	634,500
NRG Energy, Inc. 144A @ 7.625%, 01/15/18	250	232,500
PNM Resources, Inc. 9.250%, 05/15/15	225	248,063
Texas Competitive Electric Holdings Co., LLC 10.250%, 11/01/15	350	131,250
10.250%, 11/01/15	175	64,750
11.500%, 10/01/20 144A @	500	400,000
The AES Corp. 9.750%, 04/15/16	350	376,250
7.375%, 07/01/21 144A @	350	330,750

		3,476,587

Electrical Components & Equipment — 0.3%
Anixter, Inc. 10.000%, 03/15/14	125	141,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electrical Components & Equipment — (continued)
Coleman Cable, Inc. 9.000%, 02/15/18	$200	$195,000

		336,250

Electronics — 0.2%
NXP BV 144A @ 9.750%, 08/01/18	250	261,250

Engineering & Construction — 0.4%
Aguila 3 S.A. 144A @ 7.875%, 01/31/18	325	291,687
Dycom Investments, Inc. 7.125%, 01/15/21	275	265,375

		557,062

Entertainment — 2.7%
AMC Entertainment, Inc. 8.750%, 06/01/19	325	319,312
9.750%, 12/01/20	200	181,000
Cedar Fair LP 9.125%, 08/01/18	200	206,500
Cinemark USA, Inc. 7.375%, 06/15/21	75	70,875
Codere Finance Luxembourg S.A. 144A @ 8.250%, 06/15/15	250	294,744
Downstream Development Authority 144A @ 10.500%, 07/01/19	150	141,375
Isle of Capri Casinos, Inc. 7.750%, 03/15/19	50	45,625
Lions Gate Entertainment, Inc. 144A @ 10.250%, 11/01/16	275	264,000
MU Finance Plc 144A @ 8.375%, 02/01/17	325	339,625
Palace Entertainment Holdings LLC 144A @ 8.875%, 04/15/17	75	68,625
Pinnacle Entertainment, Inc. 8.625%, 08/01/17	150	151,125
8.750%, 05/15/20	200	186,500
Regal Cinemas Corp. 8.625%, 07/15/19	275	279,813
Regal Entertainment Group 9.125%, 08/15/18	325	321,750
Seneca Gaming Corp. 144A @ 8.250%, 12/01/18	325	312,813
Speedway Motorsports, Inc. 8.750%, 06/01/16	150	156,375
Universal City Development Partners Ltd. 8.875%, 11/15/15	130	141,050
10.875%, 11/15/16	49	57,085

		3,538,192

Environmental Control — 0.1%
Darling International, Inc. 8.500%, 12/15/18	75	80,813

Food — 1.6%
Blue Merger Sub, Inc. 144A @ 7.625%, 02/15/19	500	422,500

	Par (000)	Value†

Food — (continued)
Bumble Bee Acquisition Corp. 144A @ 9.000%, 12/15/17	$175	$164,500
Campofrio Food Group S.A. 144A @ 8.250%, 10/31/16	75	92,945
JBS USA LLC 11.625%, 05/01/14	150	160,500
7.250%, 06/01/21 144A @	275	226,875
Land O’ Lakes Capital Trust I 144A @ 7.450%, 03/15/28	275	259,875
Michael Foods, Inc. 9.750%, 07/15/18	350	361,375
R&R Ice Cream Plc 144A @ 8.375%, 11/15/17	100	112,539
Smithfield Foods, Inc. 7.750%, 07/01/17	100	102,750
U.S. Foodservice, Inc. 144A @ 8.500%, 06/30/19	250	225,625

		2,129,484

Forest Products & Paper — 1.3%
Boise Paper Holdings LLC 9.000%, 11/01/17	100	104,500
8.000%, 04/01/20	125	126,719
Cascades, Inc. 7.750%, 12/15/17	125	118,750
7.875%, 01/15/20	425	399,500
Clearwater Paper Corp. 10.625%, 06/15/16	100	109,625
7.125%, 11/01/18	100	99,250
Domtar Corp. 7.125%, 08/15/15	200	218,500
9.500%, 08/01/16	25	29,625
Exopack Holding Corp. 144A @ 10.000%, 06/01/18	200	187,000
Mercer International, Inc. 9.500%, 12/01/17	325	319,312

		1,712,781

Healthcare Products — 1.1%
Accellent, Inc. 8.375%, 02/01/17	50	47,625
10.000%, 11/01/17	450	383,625
Biomet, Inc. 11.625%, 10/15/17	500	518,750
Ontex IV S.A. 144A @ 7.500%, 04/15/18	250	289,720
9.000%, 04/15/19	100	97,801
Universal Hospital Services, Inc. 3.778%, 06/01/15•	75	64,500
8.500%, 06/01/15 PIK	50	48,688

		1,450,709

Healthcare Services — 3.7%
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	94,250
Capella Healthcare, Inc. 144A @ 9.250%, 07/01/17	350	332,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
Community Health Systems, Inc. 8.875%, 07/15/15	$600	$589,500
Crown Newco 3 Plc 144A @ 7.000%, 02/15/18	100	140,346
Da Vita, Inc. 6.375%, 11/01/18	200	192,000
HCA, Inc. 9.875%, 02/15/17	114	123,120
8.500%, 04/15/19	375	397,500
7.500%, 02/15/22	175	161,438
IASIS Healthcare LLC 144A @ 8.375%, 05/15/19	550	445,500
Kindred Healthcare, Inc. 144A @ 8.250%, 06/01/19	425	324,594
Labco SAS 144A @ 8.500%, 01/15/18	100	103,160
LifePoint Hospitals, Inc. 6.625%, 10/01/20	100	98,500
Multiplan, Inc. 144A @ 9.875%, 09/01/18	325	321,750
Radiation Therapy Services, Inc. 9.875%, 04/15/17	225	191,813
Select Medical Corp. 7.625%, 02/01/15	175	151,594
Tenet Healthcare Corp. 8.875%, 07/01/19	25	26,438
8.000%, 08/01/20	575	521,812
United Surgical Partners International, Inc. 8.875%, 05/01/17	25	25,000
Universal Health Services, Inc. 7.000%, 10/01/18	75	73,219
Vanguard Health Holding Co. II LLC 8.000%, 02/01/18	375	344,062
7.750%, 02/01/19	200	178,250
Vanguard Health Systems, Inc.+ 9.439%, 02/01/16	11	7,150

		4,843,496

Holding Companies — 0.3%
Odeon & UCI Finco Plc 144A @ 9.000%, 08/01/18	100	137,228
Polish Television Holding BV STEP 144A @ 11.250%, 05/15/17	75	101,988
Susser Holdings LLC 8.500%, 05/15/16	175	182,219

		421,435

Home Builders — 0.6%
Beazer Homes USA, Inc. 9.125%, 06/15/18	350	215,250
9.125%, 05/15/19	125	79,375
Shea Homes LP / Shea Homes Funding Corp. 144A @ 8.625%, 05/15/19	300	246,000
Standard Pacific Corp.
10.750%, 09/15/16	175	171,500

	Par (000)	Value†

Home Builders — (continued)
8.375%, 05/15/18	$50	$42,500

		754,625

Home Furnishings — 0.1%
Sealy Mattress Co. 8.250%, 06/15/14	75	70,688
10.875%, 04/15/16 144A @	97	102,335

		173,023

Household Products & Wares — 1.0%
ACCO Brands Corp. 10.625%, 03/15/15	75	80,625
Central Garden & Pet Co. 8.250%, 03/01/18	150	143,250
Reynolds Group Issuer, Inc. 144A @ 7.125%, 04/15/19	475	441,750
9.000%, 04/15/19	350	297,500
7.875%, 08/15/19	100	96,500
The Scotts Miracle-Gro Co. 7.250%, 01/15/18	100	101,500
Yankee Acquisition Corp. 8.500%, 02/15/15	200	192,000

		1,353,125

Insurance — 1.2%
American International Group, Inc. 6.250%, 03/15/37	300	207,750
Assured Guaranty Municipal Holdings, Inc. 144A @• 6.400%, 12/15/66	450	324,000
HUB International Holdings, Inc. 144A @ 9.000%, 12/15/14	250	240,000
10.250%, 06/15/15	675	624,375
USI Holdings Corp. 144A @ 9.750%, 05/15/15	125	112,500

		1,508,625

Internet — 0.4%
Earthlink, Inc. 144A @ 8.875%, 05/15/19	150	131,625
Equinix, Inc. 8.125%, 03/01/18	300	315,750
7.000%, 07/15/21	100	99,625

		547,000

Investment Companies — 0.2%
Offshore Group Investments Ltd. 11.500%, 08/01/15	175	180,250
11.500%, 08/01/15 144A @	75	77,250

		257,500

Iron & Steel — 1.7%
AK Steel Corp. 7.625%, 05/15/20	200	175,250
Algoma Acquisition Corp. 144A @ 9.875%, 06/15/15	175	135,625
JMC Steel Group, Inc. 144A @ 8.250%, 03/15/18	225	211,500
Ryerson Holding Corp.+ 24.088%, 02/01/15	1,525	655,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Iron & Steel — (continued)
Ryerson, Inc. 12.000%, 11/01/15	$375	$375,000
Steel Dynamics, Inc. 7.375%, 11/01/12	200	204,500
7.750%, 04/15/16	50	49,250
Tube City IMS Corp. 9.750%, 02/01/15	475	453,625

		2,260,500

Leisure Time — 0.3%
Cirsa Funding Luxembourg S.A. 144A @ 8.750%, 05/15/18	200	203,641
Easton-Bell Sports, Inc. 9.750%, 12/01/16	50	52,250
NCL Corp. Ltd. 144A @ 9.500%, 11/15/18	100	101,000

		356,891

Lodging — 2.0%
Ameristar Casinos, Inc. 144A @ 7.500%, 04/15/21	250	241,875
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	737	743,449
Gaylord Entertainment Co. 6.750%, 11/15/14	200	196,000
MGM Resorts International 13.000%, 11/15/13	150	171,000
10.375%, 05/15/14	125	136,406
10.000%, 11/01/16 144A @	225	213,187
11.125%, 11/15/17	400	439,000
11.375%, 03/01/18	50	50,000
9.000%, 03/15/20	150	155,813
Starwood Hotels & Resorts Worldwide, Inc. 7.150%, 12/01/19	75	80,625
Wynn Las Vegas LLC 7.875%, 11/01/17	200	209,500

		2,636,855

Machinery - Construction & Mining — 0.3%
Terex Corp. 10.875%, 06/01/16	25	26,500
8.000%, 11/15/17	400	354,000

		380,500

Machinery - Diversified — 0.8%
Case New Holland, Inc. 7.750%, 09/01/13	125	130,312
7.875%, 12/01/17	700	745,500
Columbus McKinnon Corp. 7.875%, 02/01/19	100	97,000
The Manitowoc Co., Inc. 8.500%, 11/01/20	125	113,125

		1,085,937

Media — 6.9%
Bresnan Broadband Holdings LLC 144A @ 8.000%, 12/15/18	200	201,500
Cablevision Systems Corp. 8.625%, 09/15/17	125	130,156

	Par (000)	Value†

Media — (continued)
7.750%, 04/15/18	$150	$151,500
8.000%, 04/15/20	75	76,313
CCH II LLC 13.500%, 11/30/16	100	114,000
CCO Holdings LLC 7.250%, 10/30/17	250	250,000
7.875%, 04/30/18	525	534,187
7.000%, 01/15/19	150	145,500
Cequel Communications Holdings I LLC 144A @ 8.625%, 11/15/17	550	544,500
Clear Channel Communications, Inc. 11.750%, 08/01/16 PIK	450	227,250
7.250%, 10/15/27	100	35,250
CSC Holdings LLC 8.500%, 04/15/14	250	269,688
Cyfrowy Polsat Finance AB 144A @ 7.125%, 05/20/18	100	120,577
DISH DBS Corp. 7.125%, 02/01/16	175	177,188
6.750%, 06/01/21 144A @	200	191,000
ION Media Networks, Inc. CONV¤~ 11.000%, 07/31/13	1	0
Kabel BW Erste Beteiligungs GmbH 144A @ 7.500%, 03/15/19	125	160,770
LIN Television Corp. 8.375%, 04/15/18	275	277,750
Mediacom Broadband LLC 8.500%, 10/15/15	100	99,500
Nexstar Broadcasting, Inc. 7.000%, 01/15/14 PIK	132	125,398
7.000%, 01/15/14	43	40,850
8.875%, 04/15/17	125	123,438
Nielsen Finance LLC 11.625%, 02/01/14	244	276,940
11.500%, 05/01/16	16	18,160
7.750%, 10/15/18	100	102,000
Sinclair Television Group, Inc. 144A @ 9.250%, 11/01/17	275	288,750
Sirius XM Radio, Inc. 144A @ 8.750%, 04/01/15	925	1,001,312
The McClatchy Co. 11.500%, 02/15/17	300	260,250
The Reader’s Digest Association, Inc.• 9.500%, 02/15/17	250	185,000
TVN Finance Corp. II AB 144A @ 10.750%, 11/15/17	50	68,997
Unitymedia GmbH 144A @ 9.625%, 12/01/19	25	32,321
Unitymedia Hessen GmbH & Co. KG 144A @ 8.125%, 12/01/17	275	275,000
Univision Communications, Inc. 144A@ 7.875%, 11/01/20	450	421,875
8.500%, 05/15/21	1,000	780,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Videotron Ltee 6.875%, 01/15/14	$182	$182,000
9.125%, 04/15/18	75	81,750
6.875%, 07/15/21 144A @	325	307,241
XM Satellite Radio, Inc. 144A @ 13.000%, 08/01/13	500	560,000
7.625%, 11/01/18	125	126,250

		8,964,161

Metal Fabricate/Hardware — 0.4%
Metals USA, Inc. 11.125%, 12/01/15	250	254,375
Severstal Columbus LLC 10.250%, 02/15/18	225	229,500

		483,875

Mining — 1.3%
ALROSA Finance S.A. 144A @ 7.750%, 11/03/20	225	212,063
FMG Resources August 2006 Pty Ltd. 144A @ 7.000%, 11/01/15	350	325,500
Mirabela Nickel Ltd. 144A @ 8.750%, 04/15/18	100	81,000
Novelis, Inc. 8.750%, 12/15/20	175	171,500
Teck Resources Ltd. 9.750%, 05/15/14	93	110,227
10.250%, 05/15/16	29	34,092
Thompson Creek Metals Co., Inc. 144A @ 7.375%, 06/01/18	150	135,000
Vedanta Resources Plc 144A @ 9.500%, 07/18/18	250	217,500
8.250%, 06/07/21	200	154,000
Vulcan Materials Co. 7.500%, 06/15/21	300	279,874

		1,720,756

Miscellaneous Manufacturing — 0.9%
AGY Holding Corp. 11.000%, 11/15/14	125	90,625
Amsted Industries, Inc. 144A @ 8.125%, 03/15/18	225	232,875
Koppers, Inc. 7.875%, 12/01/19	125	129,688
RBS Global, Inc. 8.500%, 05/01/18	525	502,687
Reddy Ice Holdings, Inc. STEP• 10.500%, 11/01/12	75	75,000
SPX Corp. 6.875%, 09/01/17	175	179,375

		1,210,250

Office & Business Equipment — 1.1%
CDW LLC 11.500%, 10/12/15 PIK	225	224,437
12.535%, 10/12/17	975	931,125
8.000%, 12/15/18 144A @	25	24,500

	Par (000)	Value†

Office & Business Equipment — (continued)
8.500%, 04/01/19 144A @	$350	$308,000

		1,488,062

Oil & Gas — 8.4%
Alta Mesa Holdings 9.625%, 10/15/18	425	386,750
Anadarko Petroleum Corp. 6.375%, 09/15/17	95	106,573
Antero Resources Finance Corp. 9.375%, 12/01/17	600	624,000
7.250%, 08/01/19 144A @	250	237,500
Berry Petroleum Co. 10.250%, 06/01/14	125	140,000
8.250%, 11/01/16	250	255,000
6.750%, 11/01/20	25	23,875
Bill Barrett Corp. 9.875%, 07/15/16	150	163,500
7.625%, 10/01/19	225	221,063
Calumet Specialty Products Partners LP 144A@ 9.375%, 05/01/19	125	115,000
9.375%, 05/01/19	200	186,000
Chesapeake Energy Corp. 9.500%, 02/15/15	450	507,375
6.625%, 08/15/20	25	25,750
Clayton Williams Energy, Inc. 144A @ 7.750%, 04/01/19	225	193,500
Concho Resources, Inc. 8.625%, 10/01/17	275	291,500
7.000%, 01/15/21	150	149,250
Connacher Oil & Gas Ltd. 144A @ 8.500%, 08/01/19	600	462,000
Continental Resources, Inc. 7.125%, 04/01/21	150	151,500
Denbury Resources, Inc. 9.750%, 03/01/16	175	189,000
8.250%, 02/15/20	274	287,700
Encore Acquisition Co. 9.500%, 05/01/16	75	81,000
EXCO Resources, Inc. 7.500%, 09/15/18	600	528,000
Forest Oil Corp. 7.250%, 06/15/19	53	52,205
Goodrich Petroleum Corp. 144A @ 8.875%, 03/15/19	250	241,250
Hilcorp Energy I LP 144A @ 8.000%, 02/15/20	225	228,937
Laredo Petroleum, Inc. 144A @ 9.500%, 02/15/19	200	210,000
Linn Energy LLC 8.625%, 04/15/20	275	283,250
MEG Energy Corp. 144A @ 6.500%, 03/15/21	400	383,000
Newfield Exploration Co. 6.875%, 02/01/20	270	278,100
5.750%, 01/30/22	225	222,469
Oasis Petroleum, Inc. 144A @ 7.250%, 02/01/19	25	24,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Penn Virginia Corp. 10.375%, 06/15/16	$300	$314,250
7.250%, 04/15/19	100	92,500
Petroleos de Venezuela S.A. 144A @ 8.500%, 11/02/17	800	526,000
Petroplus Finance Ltd. 144A @ 9.375%, 09/15/19	450	384,750
Plains Exploration & Production Co. 10.000%, 03/01/16	200	217,000
Precision Drilling Corp. 6.625%, 11/15/20	200	195,000
QEP Resources, Inc. 6.875%, 03/01/21	25	26,125
Quicksilver Resources, Inc. 11.750%, 01/01/16	375	405,000
9.125%, 08/15/19	275	269,500
Range Resources Corp. 6.750%, 08/01/20	325	346,125
SandRidge Energy, Inc. 144A @ 8.000%, 06/01/18	100	94,000
SM Energy Co. 144A @ 6.625%, 02/15/19	250	248,750
Swift Energy Co. 8.875%, 01/15/20	225	236,250
Tesoro Corp. 9.750%, 06/01/19	25	27,000
Unit Corp. 6.625%, 05/15/21	350	348,250
Whiting Petroleum Corp. 6.500%, 10/01/18	25	25,125

		11,004,922

Oil & Gas Services — 1.2%
Cie Generale de Geophysique-Veritas 9.500%, 05/15/16	50	51,250
6.500%, 06/01/21 144A @	200	180,000
Exterran Holdings, Inc. 144A @ 7.250%, 12/01/18	525	504,000
Global Geophysical Services, Inc. 10.500%, 05/01/17	250	242,500
Helix Energy Solutions Group, Inc. 144A @ 9.500%, 01/15/16	250	253,750
SESI LLC 144A @ 6.375%, 05/01/19	350	337,750

		1,569,250

Packaging and Containers — 1.4%
AEP Industries, Inc. 8.250%, 04/15/19	150	141,375
Ball Corp. 7.375%, 09/01/19	100	105,500
BWAY Holding Co. 10.000%, 06/15/18	150	157,500
Clondalkin Acquisition BV 144A @• 2.347%, 12/15/13	50	44,500
Crown Americas LLC 7.625%, 05/15/17	100	105,750

	Par (000)	Value†

Packaging and Containers — (continued)
Crown European Holdings S.A. 144A @ 7.125%, 08/15/18	$100	$129,955
Graphic Packaging International, Inc. 9.500%, 06/15/17	175	187,250
7.875%, 10/01/18	200	205,000
Plastipak Holdings, Inc. 144A @ 10.625%, 08/15/19	125	130,000
Rexam Plc• 6.750%, 06/29/67	100	117,228
Sealed Air Corp. 7.875%, 06/15/17	100	105,197
8.125%, 09/15/19 144A @	175	176,750
Solo Cup Co. 10.500%, 11/01/13	225	222,750

		1,828,755

Pharmaceuticals — 0.9%
Capsugel FinanceCo SCA 144A @ 9.875%, 08/01/19	200	249,193
Giant Funding Corp. 144A @ 8.250%, 02/01/18	150	150,000
Mylan, Inc. 144A @ 7.625%, 07/15/17	125	130,000
Valeant Pharmaceuticals International 144A @ 6.875%, 12/01/18	275	248,875
Warner Chilcott Co. LLC 7.750%, 09/15/18	350	334,250

		1,112,318

Pipelines — 0.8%
El Paso Corp. 8.250%, 02/15/16	100	116,420
7.750%, 01/15/32	50	57,913
El Paso Energy Corp. 7.800%, 08/01/31	25	29,052
Energy Transfer Equity LP 7.500%, 10/15/20	500	513,750
Kinder Morgan Finance Co. LLC 144A @ 6.000%, 01/15/18	150	148,500
Regency Energy Partners LP 6.875%, 12/01/18	175	180,250

		1,045,885

Real Estate — 0.5%
CB Richard Ellis Services, Inc. 11.625%, 06/15/17	125	140,937
6.625%, 10/15/20	175	168,000
Realogy Corp. 11.500%, 04/15/17	475	315,875

		624,812

Real Estate Investment Trusts — 1.0%
Host Hotels & Resorts LP 6.750%, 06/01/16	225	225,000
5.875%, 06/15/19 144A @	150	143,250
MPT Operating Partnership LP 144A @ 6.875%, 05/01/21	225	213,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate Investment Trusts — (continued)
Omega Healthcare Investors, Inc. 6.750%, 10/15/22	$175	$166,906
Reckson Operating Partnership LP 6.000%, 03/31/16	75	79,096
Rouse Co. LP 6.750%, 05/01/13 144A @	50	50,313
6.750%, 11/09/15	400	398,000
Ventas Realty LP 6.500%, 06/01/16	25	25,729

		1,302,044

Retail — 3.8%
Academy Ltd. 144A @ 9.250%, 08/01/19	475	441,750
CKE Restaurants, Inc. 11.375%, 07/15/18	275	286,000
Claire’s Stores, Inc. 9.625%, 06/01/15 PIK	79	60,746
8.875%, 03/15/19	325	234,000
DineEquity, Inc. 9.500%, 10/30/18	375	372,187
Ferrellgas LP 6.500%, 05/01/21	50	42,500
Fiesta Restaurant Group 144A @ 8.875%, 08/15/16	200	194,500
Inergy LP 8.750%, 03/01/15	81	82,620
7.000%, 10/01/18	300	282,000
6.875%, 08/01/21	50	45,500
J Crew Group, Inc. 8.125%, 03/01/19	25	20,938
JC Penney Corp., Inc. 7.125%, 11/15/23	50	50,500
Michaels Stores, Inc. 0.000%, 11/01/16 STEP•	325	334,750
11.375%, 11/01/16	150	151,875
Needle Merger Sub Corp. 144A @ 8.125%, 03/15/19	75	65,250
O’ Charley’s, Inc. 9.000%, 11/01/13	150	145,500
QVC, Inc. 144A @ 7.125%, 04/15/17	250	261,250
7.500%, 10/01/19	225	239,625
Rite Aid Corp. 8.625%, 03/01/15	275	244,062
10.375%, 07/15/16	200	204,500
9.500%, 06/15/17	100	79,000
10.250%, 10/15/19	225	234,563
8.000%, 08/15/20	50	52,125
The Neiman Marcus Group, Inc. 10.375%, 10/15/15	50	50,500
The Pantry, Inc. 7.750%, 02/15/14	150	147,000
Toys R Us Property Co. II LLC 8.500%, 12/01/17	175	170,625
Toys R Us, Inc. 7.375%, 10/15/18	175	148,750

	Par (000)	Value†

Retail — (continued)
Wendy’s/Arby’s Group LLC 10.000%, 07/15/16	$350	$368,375

		5,010,991

Savings & Loans — 0.2%
Amsouth Bank 5.200%, 04/01/15	250	232,500

Semiconductors — 0.8%
Advanced Micro Devices, Inc. 8.125%, 12/15/17	275	275,000
7.750%, 08/01/20	50	49,000
Freescale Semiconductor, Inc. 10.125%, 03/15/18 144A @	88	91,520
8.050%, 02/01/20	50	45,250
MEMC Electronic Materials, Inc. 144A @ 7.750%, 04/01/19	375	320,625
Sensata Technologies BV 144A @ 6.500%, 05/15/19	300	283,500

		1,064,895

Software — 2.5%
Aspect Software, Inc. 10.625%, 05/15/17	100	100,500
Eagle Parent, Inc. 144A @ 8.625%, 05/01/19	375	339,375
Fidelity National Information Services, Inc. 7.625%, 07/15/17	200	208,000
7.875%, 07/15/20	150	156,000
First Data Corp. 11.250%, 03/31/16	700	472,500
7.375%, 06/15/19 144A @	275	244,062
8.875%, 08/15/20 144A @	300	282,000
12.625%, 01/15/21 144A @	1,525	1,128,500
JDA Software Group, Inc. 8.000%, 12/15/14	125	131,875
MedAssets, Inc. 144A @ 8.000%, 11/15/18	225	214,313

		3,277,125

Storage & Warehousing — 0.4%
Niska Gas Storage US LLC 8.875%, 03/15/18	500	495,000

Telecommunications — 11.8%
Avaya, Inc. 9.750%, 11/01/15	50	36,500
10.125%, 11/01/15 PIK	1,350	988,875
CC Holdings GS LLC 144A @ 7.750%, 05/01/17	175	186,375
Cincinnati Bell, Inc. 7.000%, 02/15/15	175	172,813
Clearwire Communications LLC 144A @ 12.000%, 12/01/15	425	360,187
12.000%, 12/01/17	325	195,813
CommScope, Inc. 144A @ 8.250%, 01/15/19	725	706,875
Cricket Communications, Inc. 10.000%, 07/15/15	225	223,313

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
7.750%, 05/15/16	$125	$125,469
7.750%, 10/15/20	200	174,000
7.750%, 10/15/20 144A @	225	193,500
Crown Castle International Corp. 9.000%, 01/15/15	350	371,000
Digicel Group Ltd. 144A @ 8.250%, 09/01/17	225	211,500
10.500%, 04/15/18	500	492,500
EH Holding Corp. 144A @ 6.500%, 06/15/19	350	336,875
7.625%, 06/15/21	325	312,812
GCI, Inc. 6.750%, 06/01/21	200	188,500
GeoEye, Inc. 9.625%, 10/01/15	75	81,750
Goodman Networks, Inc. 144A @ 12.125%, 07/01/18	225	210,375
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19 144A @	100	92,750
8.500%, 11/01/19	575	562,062
7.250%, 10/15/20 144A @	100	92,250
Intelsat Luxembourg S.A. 11.250%, 02/04/17	1,125	975,937
11.500%, 02/04/17 PIK 144A @	500	430,000
11.500%, 02/04/17	125	107,500
Level 3 Communications, Inc. 144A @ 11.875%, 02/01/19	225	213,750
Level 3 Escrow, Inc. 144A @ 8.125%, 07/01/19	150	132,563
Level 3 Financing, Inc. 8.750%, 02/15/17	125	115,156
9.375%, 04/01/19 144A @	350	325,500
MetroPCS Wireless, Inc. 7.875%, 09/01/18	525	509,250
Nextel Communications, Inc. 5.950%, 03/15/14	150	140,625
7.375%, 08/01/15	400	379,000
NII Capital Corp. 8.875%, 12/15/19	225	234,562
7.625%, 04/01/21	300	297,750
PAETEC Holding Corp. 8.875%, 06/30/17	225	236,250
Qwest Communications International, Inc. 8.000%, 10/01/15	225	234,000
Qwest Corp. 8.375%, 05/01/16	75	82,313
Sable International Finance Ltd. 144A @ 7.750%, 02/15/17	150	145,500
Satmex Escrow S.A. de CV 144A @ 9.500%, 05/15/17	25	24,125
SBA Telecommunications, Inc. 8.250%, 08/15/19	100	105,000
Sprint Capital Corp. 6.875%, 11/15/28	225	168,188
8.750%, 03/15/32	375	325,781

	Par (000)	Value†

Telecommunications — (continued)
Sprint Nextel Corp. 8.375%, 08/15/17	$750	$697,500
Syniverse Holdings, Inc. 144A @ 9.125%, 01/15/19	275	269,500
Telesat Canada 11.000%, 11/01/15	325	347,750
12.500%, 11/01/17	175	196,000
Trilogy International Partners LLC 144A @ 10.250%, 08/15/16	150	147,000
UPC Holding BV 144A @ 9.875%, 04/15/18	275	275,000
8.375%, 08/15/20	125	144,023
Viasat, Inc. 8.875%, 09/15/16	100	101,500
West Corp. 8.625%, 10/01/18	475	461,937
7.875%, 01/15/19	175	164,500
Wind Acquisition Finance S.A. 144A @ 7.250%, 02/15/18	300	256,125
Wind Acquisition Holdings Finance S.A. PIK 144A @ 12.250%, 07/15/17	138	108,003
Windstream Corp. 8.125%, 08/01/13	25	26,313
8.625%, 08/01/16	94	96,820
7.875%, 11/01/17	600	607,500

		15,398,315

Transportation — 1.1%
CHC Helicopter S.A. 144A @ 9.250%, 10/15/20	175	148,750
DP World Sukuk Ltd. 144A @ 6.250%, 07/02/17	670	668,325
Florida East Coast Holdings Corp. PIK 10.500%, 08/01/17	132	123,742
Florida East Coast Railway Corp. 8.125%, 02/01/17	250	242,500
Kansas City Southern de Mexico S.A. de CV 8.000%, 02/01/18	225	239,625

		1,422,942

Trucking and Leasing — 0.3%
Aircastle Ltd. 9.750%, 08/01/18	250	257,500
Maxim Crane Works LP 144A @ 12.250%, 04/15/15	125	107,500

		365,000

TOTAL CORPORATE BONDS (Cost $128,648,404)		122,108,193

	Number of Shares	Value†
WARRANTS — 0.0%
Anvil Holdings, Inc., Class A*^	9,238	185

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
WARRANTS — (continued)
Anvil Holdings, Inc., Class B*^	10,264	$102

Total WARRANTS (Cost $0)		287

SHORT-TERM INVESTMENTS — 3.6%
T. Rowe Price Reserve Investment Fund (Cost $4,749,659)	4,749,659	4,749,659

TOTAL INVESTMENTS — 100.0% (Cost $138,246,407)(a)		$130,710,451

*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2011 is $44,669.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total value of fair valued securities at September 30, 2011 is $0.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $138,248,683. Net unrealized appreciation was $7,538,232. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,332,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,870,793.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	87%
Bermuda	2
Canada	2
Luxembourg	2
Netherlands	2
Cayman Islands	1
United Kingdom	1
Other	3

Total	100%

† % of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

HIGH YIELD BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Apparel	$3,532	$—	$3,532	$—
Banks	155,646	155,646	—	—
Chemicals	136,808	136,808	—	—
Electric	192,028	192,028	—	—
Entertainment	30,500	30,500	—	—
Lodging	107,134	107,134	—	—
Oil & Gas	108,761	108,761	—	—
Retail	165,200	165,200	—	—
Telecommunications	237,564	237,564	—	—
PREFERRED STOCKS
Banks	1,620,184	1,620,184	—	—
Media	125,580	—	125,580	—
Packaging and Containers	—	—	—	—
Telecommunications	969,375	969,375	—	—
CORPORATE BONDS	122,108,193	—	122,108,193	—
WARRANTS	287	—	287	—
SHORT-TERM INVESTMENTS	4,749,659	4,749,659	—	—

TOTAL INVESTMENTS	$130,710,451	$8,472,859	$122,237,592	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2010	$—
Realized Gain (Loss)	(145,000)
Change in Appreciation/(Depreciation)	149,500
Sales	(4,500)

Balance as of 9/30/2011	—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — 70.5%
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	42,300	$3,072,672
United Technologies Corp.	508,400	35,771,024

		38,843,696

Agriculture — 0.4%
Philip Morris International, Inc.	95,800	5,976,004

Auto Manufacturers — 0.9%
General Motors Co.*	655,200	13,221,936

Auto Parts & Equipment — 0.1%
TRW Automotive Holdings Corp.*	23,700	775,701

Banks — 7.0%
JPMorgan Chase & Co.	480,300	14,466,636
KeyCorp	890,000	5,277,700
SunTrust Banks, Inc.	363,200	6,519,440
U.S. Bancorp	2,362,600	55,615,604
Wells Fargo & Co.	1,037,900	25,034,148

		106,913,528

Beverages — 1.0%
PepsiCo, Inc.	234,000	14,484,600

Chemicals — 0.1%
Air Products & Chemicals, Inc.	29,400	2,245,278

Computers — 4.0%
Accenture Plc, Class A*	216,100	11,384,148
Apple, Inc.*	31,200	11,892,816
Hewlett-Packard Co.	337,000	7,565,650
International Business Machines Corp.	175,300	30,682,759

		61,525,373

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	42,700	3,786,636
The Procter & Gamble Co.	337,682	21,334,749

		25,121,385

Distribution & Wholesale — 1.1%
Mitsubishi Corp.	838,500	17,071,557

Diversified Financial Services — 1.3%
Deutsche Boerse AG*	238,521	12,063,300
Franklin Resources, Inc.	82,300	7,871,172

		19,934,472

Electric — 1.0%
Edison International	251,100	9,604,575
Entergy Corp.	60,800	4,030,432
MDU Resources Group, Inc.	92,500	1,775,075

		15,410,082

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	216,600	8,947,746

Electronics — 5.7%
TE Connectivity Ltd.	1,213,725	34,154,222
Thermo Fisher Scientific, Inc.*	1,040,400	52,685,856

		86,840,078

	Number of Shares	Value†

Food — 3.8%
General Mills, Inc.	1,166,828	$44,887,873
Kellogg Co.	248,100	13,196,439

		58,084,312

Healthcare Products — 0.6%
Covidien Plc	178,900	7,889,490
Henry Schein, Inc.*	9,578	593,932

		8,483,422

Healthcare Services — 1.4%
Laboratory Corp. of America Holdings*	55,600	4,395,180
Quest Diagnostics, Inc.*	344,600	17,009,456

		21,404,636

Insurance — 2.1%
AON Corp.	775,900	32,572,282

Internet — 1.3%
Google, Inc., Class A*	38,400	19,752,192

Leisure Time — 0.7%
Carnival Corp.	355,400	10,768,620

Media — 2.1%
The Walt Disney Co.*	809,900	24,426,584
Time Warner, Inc.	267,466	8,015,956

		32,442,540

Miscellaneous Manufacturing — 7.8%
Cooper Industries Plc	799,200	36,859,104
Danaher Corp.	1,246,478	52,277,287
Honeywell International, Inc.	2,200	96,602
Ingersoll-Rand Plc	838,700	23,559,083
Pall Corp.	143,400	6,080,160

		118,872,236

Oil & Gas — 5.1%
Canadian Natural Resources Ltd.	405,500	11,868,985
Devon Energy Corp.	219,000	12,141,360
EOG Resources, Inc.	344,200	24,441,642
Nexen, Inc.	1,432,500	22,189,425
QEP Resources, Inc.	249,400	6,751,258

		77,392,670

Oil & Gas Services — 0.5%
Weatherford International Ltd.*	647,600	7,907,196

Pharmaceuticals — 3.2%
Pfizer, Inc.	2,763,608	48,860,589

Pipelines — 2.7%
El Paso Corp.	1,139,900	19,925,452
Spectra Energy Corp.	865,695	21,235,498

		41,160,950

Retail — 5.1%
Dollar General Corp.*	365,700	13,808,832
Kohl’s Corp.	690,500	33,903,550
Lowe’s Cos., Inc.	403,000	7,794,020
McDonald’s Corp.	176,900	15,535,358

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
O’Reilly Automotive, Inc.*	105,800	$7,049,454

		78,091,214

Semiconductors — 1.9%
Analog Devices, Inc.	106,555	3,329,844
Texas Instruments, Inc.	941,000	25,077,650

		28,407,494

Software — 0.7%
Autodesk, Inc.*	92,100	2,558,538
Fiserv, Inc.*	160,700	8,158,739

		10,717,277

Telecommunications — 3.8%
Amdocs Ltd.*	336,200	9,117,744
AT&T, Inc.	1,423,300	40,592,516
Cisco Systems, Inc.	495,300	7,672,197

		57,382,457

Toys, Games & Hobbies — 0.3%
Mattel, Inc.	160,500	4,155,345

TOTAL COMMON STOCKS (Cost $1,068,812,029)		1,073,766,868

PREFERRED STOCKS — 1.7%
Auto Manufacturers — 0.4%
General Motors Co.CONV	163,000	5,718,040

Banks — 0.1%
Wells Fargo & Co. CONV	1,300	1,342,978

Diversified Financial Services — 0.5%
AMG Capital Trust I CONV	161,100	6,786,337

Electric — 0.2%
PPL Corp.	67,000	3,644,130

Finance — 0.0%
Federal National Mortgage Association CONV*	70	406,000

Food — 0.1%
Heinz Finance Co. (H.J.) CONV 144A @^	15	1,607,813

Housewares — 0.4%
Newell Financial Trust I CONV	159,100	6,682,200

TOTAL PREFERRED STOCKS (Cost $34,903,095)		26,187,498

	Par (000)	Value†
CORPORATE BONDS — 6.4%
Advertising — 0.2%
Lamar Media Corp. 9.750%, 04/01/14	$2,730	3,009,825

	Par (000)	Value†

Airlines — 0.5%
American Airlines Pass Through Trust 2009-1A 10.375%, 07/02/19	$413	$450,161
Continental Airlines 2009-1 Class A Pass Through Trust 9.000%, 07/08/16	912	985,028
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	443	460,347
Continental Airlines, Inc. 144A @ 6.750%, 09/15/15	890	854,400
Delta Air Lines 2011-1, Pass Through Trust 5.300%, 04/15/19	715	707,850
Delta Air Lines, Inc. 7.750%, 12/17/19	832	873,597
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	2,470	2,241,525
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17	375	362,813

		6,935,721

Beverages — 0.1%
Pernod-Ricard SA 144A @^ 5.750%, 04/07/21	1,170	1,282,382

Coal — 0.4%
Consol Energy, Inc. 8.000%, 04/01/17	4,325	4,519,625
Peabody Energy Corp. 7.375%, 11/01/16	830	911,963
6.500%, 09/15/20	870	914,587

		6,346,175

Diversified Financial Services — 0.8%
International Lease Finance Corp. 144A @ 6.500%, 09/01/14	8,130	8,130,000
6.750%, 09/01/16^	1,150	1,152,875
7.125%, 09/01/18	1,550	1,555,812
Janus Capital Group, Inc. STEP 6.700%, 06/15/17	1,850	1,916,158

		12,754,845

Electric — 0.3%
Calpine Construction Finance Co. LP 144A@ 8.000%, 06/01/16	2,800	2,870,000
Calpine Corp. 144A @ 7.500%, 02/15/21	1,275	1,217,625
Otter Tail Corp. 9.000%, 12/15/16	890	979,000

		5,066,625

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 144A @ 8.250%, 05/01/16	800	884,272

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — 0.0%
Health Management Associates, Inc. 144A@^ 3.750%, 05/01/28	$716	$723,160

Iron & Steel — 0.2%
United States Steel Corp. CONV 4.000%, 05/15/14	2,709	2,824,132

Lodging — 0.2%
MGM Resorts International 13.000%, 11/15/13	770	877,800
10.375%, 05/15/14	770	840,263
9.000%, 03/15/20	600	623,250

		2,341,313

Media — 0.4%
Liberty Media LLC CONV 3.125%, 03/30/23	4,408	4,733,090
Sirius XM Radio, Inc. 144A @ 9.750%, 09/01/15	100	108,250
Time Warner, Inc. 5.875%, 11/15/16	905	1,022,921
Univision Communications, Inc. 144A @ 7.875%, 11/01/20	350	328,125

		6,192,386

Miscellaneous Manufacturing — 0.2%
Actuant Corp. CONV 2.672%, 11/15/23	272	296,820
RBS Global, Inc. 8.500%, 05/01/18	1,330	1,273,475
Tyco Electronics Group SA 6.000%, 10/01/12	1,750	1,833,734

		3,404,029

Oil & Gas — 0.3%
Forest Oil Corp. 8.500%, 02/15/14	1,300	1,374,750
PetroHawk Energy Corp. 10.500%, 08/01/14	75	84,188
Pride International, Inc. 8.500%, 06/15/19	610	764,525
QEP Resources, Inc. 6.875%, 03/01/21	475	496,375
Questar Market Resources, Inc. 6.800%, 03/01/20	440	460,900
Quicksilver Resources, Inc. 11.750%, 01/01/16	1,200	1,296,000
Range Resources Corp. 8.000%, 05/15/19	750	821,250

		5,297,988

Oil & Gas Services — 0.2%
Oil States International, Inc. CONV 2.375%, 07/01/25	1,767	2,864,749

Packaging and Containers — 0.0%
Ball Corp. 7.375%, 09/01/19	50	52,750

	Par (000)	Value†

Packaging and Containers — (continued)
Silgan Holdings, Inc. 7.250%, 08/15/16	$375	$388,125

		440,875

Real Estate Investment Trusts — 0.3%
Host Hotels & Resorts LP CONV 144A @^ 2.625%, 04/15/27	5,153	5,165,882

Retail — 1.0%
Dollar General Corp. PIK 11.875%, 07/15/17	1,225	1,353,625
Group 1 Automotive, Inc. CONV 3.000%, 03/15/20 144A @^	1,830	2,047,312
2.250%, 06/15/36•	7,967	7,767,825
Penske Auto Group, Inc. 7.750%, 12/15/16	2,125	2,103,750
Rite Aid Corp. 10.375%, 07/15/16	1,225	1,252,563

		14,525,075

Semiconductors — 0.3%
Xilinx, Inc. CONV 3.125%, 03/15/37	4,265	4,265,000

Software — 0.1%
First Data Corp. 144A @ 7.375%, 06/15/19	1,750	1,553,125

Telecommunications — 0.8%
American Tower Corp. 4.500%, 01/15/18	1,410	1,411,595
CC Holdings GS LLC 144A @ 7.750%, 05/01/17	3,655	3,892,575
Crown Castle International Corp. 9.000%, 01/15/15	500	530,000
Nextel Communications, Inc. 5.950%, 03/15/14	1,625	1,523,437
SBA Communications Corp. CONV 1.875%, 05/01/13	959	994,963
SBA Telecommunications, Inc. 8.000%, 08/15/16	300	314,250
8.250%, 08/15/19	225	236,250
Sprint Capital Corp. 8.375%, 03/15/12	2,650	2,676,500
6.900%, 05/01/19	300	258,000

		11,837,570

TOTAL CORPORATE BONDS (Cost $91,112,108)		97,715,129

LOAN AGREEMENTS — 10.2%
Auto Parts & Equipment — 1.3%
Autoparts Holdings, Inc. 6.500%, 07/29/17	2,600	2,587,000
Federal Mogul Corp. 2.158 – 2.178%, 12/27/14‡	11,017	10,123,888
2.158 – 2.178%, 12/27/15•	8,428	7,745,023

		20,455,911

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Banks — 0.2%
Cedar Fair Bank‡ 4.000%, 12/15/17	$2,498	$2,458,153

Chemicals — 0.0%
Nalco Co.• 1.989%, 05/13/16	491	485,930

Diversified Financial Services — 1.1%
Fifth Third Proc 4.50—5.50% ‡ 4.500%, 11/03/16	4,336	4,186,878
International Lease Finance Corp. 6.750%, 03/17/15•	1,350	1,342,575
7.000%, 03/17/16‡	450	448,124
MSCII, Inc.• 3.750%, 03/14/17	3,209	3,183,204
Nuveen Investments• 3.253 – 3.369%, 11/13/14	1,885	1,720,200
5.752 – 5.869%, 05/13/17	2,203	2,034,188
Pinnacle Foods Finance LLC• 2.722%, 04/02/14	2,447	2,315,815
6.000%, 04/02/14	562	557,456
WorldPay‡ 5.250%, 11/30/17	1,100	1,054,031

		16,842,471

Engineering & Construction — 0.3%
CSC Holdings, Inc.• .985%, 02/24/12	303	295,706
1.985%, 03/29/16	4,644	4,508,518

		4,804,224

Food Service — 2.2%
Dineequity, Inc.‡ 4.250%, 10/19/17	5,001	4,831,351
Dunkin Brands, Inc.‡ 4.000%, 11/23/17	29,904	28,897,924

		33,729,275

Healthcare Products — 0.4%
Bausch & Lomb, Inc.3.435—3.496% ‡ 3.489—3.619%, 04/24/15	6,710	6,454,137

Healthcare Services — 0.4%
HCA, Inc.• 1.619%, 11/16/12	5,434	5,366,969

Household Products & Wares — 0.3%
Reynolds Consumer Products Holding, Inc.• 6.500%, 02/09/18	3,184	3,084,150
6.500%, 08/09/18	2,000	1,937,780

		5,021,930

Media — 0.9%
CCO Holdings LLC• 2.739%, 09/06/14	500	473,750
Charter Communications Operating LLC• 7.250%, 03/06/14	41	40,654
2.240%, 03/06/14	15	14,741
3.620%, 09/06/16	4,363	4,209,864

	Par (000)	Value†

Media — (continued)
Univision Communications, Inc.• 4.489%, 03/31/17	$11,067	$9,286,894

		14,025,903

Miscellaneous Manufacturing — 0.1%
Rexnord LLC•^ 2.750 – 2.813%, 07/19/13	1,750	1,684,375

Retail — 0.7%
Dollar General Corp.• 2.979 – 3.002%, 07/07/14	7,679	7,602,971
Rite Aid Corp.• 4.500%, 03/03/18	2,750	2,533,437

		10,136,408

Software — 1.2%
Fidelity National Information Services, Inc.• 5.250%, 07/18/16	3,269	3,258,358
First Data Corp.•
2.985%, 09/24/14	8,723	7,562,205
2.985%, 09/24/14	5,566	4,825,211
Interactive Data Corp.• 4.500%, 02/11/18	2,438	2,330,075

		17,975,849

Telecommunications — 1.1%
Intelsat Corp.‡ 5.250%, 04/02/18	15,943	15,186,065
SBA Communications Corp.• 3.750%, 06/30/18	948	925,119

		16,111,184

TOTAL LOAN AGREEMENTS (Cost $157,918,917)		155,552,719

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 11.2%
T. Rowe Price Reserve Investment Fund (Cost $170,155,436)	170,155,436	170,155,436

TOTAL INVESTMENTS — 100.0% (Cost $1,522,901,585)(a)		$1,523,377,650

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Accenture, $55, 01/21/12	(1,458)	(466,560)
Analog, $37.50, 01/21/12	(1,065)	(76,680)
AT&T, Inc., $30, 01/21/12	(5,409)	(400,266)
Carnval ,$40, 01/21/12	(3,101)	(139,545)
Covidien, $55, 01/21/12	(1,015)	(45,675)
Covidien, $60, 10/22/11	(774)	(3,870)
Danaher, $49, 03/17/12	(176)	(31,856)
Entergy, $70, 01/21/12	(389)	(73,910)
Franklin, $135, 01/21/12	(676)	(6,760)
General Motors, $45, 01/21/12*	(1,581)	(3,162)
Henry Schein, $65, 01/21/ 12	(95)	(13,775)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
International Business Machine, $180, 01/21/12	$(954)	$(920,610)
JPMorgan Chase & Co., $50, 1/21/12	(3,220)	(6,440)
Lockheed Martin, $80, 01/21/12	(423)	(78,255)
Lowes, $30, 01/21/12	(1,198)	(5,990)
Mattel, Inc., $25, 01/21/12*	(1,605)	(393,225)
McDonald’s Corp., $80, 01/21/12	(1,759)	(1,820,565)
Oreilly $70, 02/18/12	(450)	(148,500)
Oreilly $75, 02/18/12	(608)	(115,520)
Pfizer, Inc., $23, 01/21/12*	(11,847)	(59,235)
Texas Instrument, $35, 01/21/12	(1,205)	(14,460)
Texas Instrument, $40, 01/21/12*	(1,205)	(2,410)
The Procter & Gamble Co., $65, 01/21/12	(3,070)	(610,930)
Time Warner, Inc., $35, 01/21/12	(2,674)	(200,550)
Un Tech, $97.50 , 01/21/12	(475)	(3,800)
United, $80, 01/21/12	(1,059)	(225,567)
US Bancorp, $25, 03/17/12*	(6,279)	(1,337,427)
US Bancorp, $26, 03/17/12	(1,224)	(216,648)
Wells Fargo, $26, 01/21/12	(7,275)	(1,309,500)

TOTAL WRITTEN OPTIONS (Premiums $(11,173,827)		(8,731,691)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at September 30, 2011 is $13,663,799.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2011. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $ 1,532,582,526. Net unrealized depreciation was $ 9,204,876. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $ 83,356,475. and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $ 92,561,351.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 09/30/2011†
United States	88%
Ireland	5
Switzerland	3
Canada	2
Germany	1
Japan	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Aerospace & Defense	$38,843,696	$38,843,696	$—	$—
Agriculture	5,976,004	5,976,004	—	—
Auto Manufacturers	13,221,936	13,221,936	—	—
Auto Parts & Equipment	775,701	775,701	—	—
Banks	106,913,528	106,913,528	—	—
Beverages	14,484,600	14,484,600	—	—
Chemicals	2,245,278	2,245,278	—	—
Computers	61,525,373	61,525,373	—	—
Cosmetics & Personal Care	25,121,385	25,121,385	—	—
Distribution & Wholesale	17,071,557	—	17,071,557	—
Diversified Financial Services	19,934,472	19,934,472	—	—
Electric	15,410,082	15,410,082	—	—
Electrical Components & Equipment	8,947,746	8,947,746	—	—
Electronics	86,840,078	86,840,078	—	—
Food	58,084,312	58,084,312	—	—
Healthcare Products	8,483,422	8,483,422	—	—
Healthcare Services	21,404,636	21,404,636	—	—
Insurance	32,572,282	32,572,282	—	—
Internet	19,752,192	19,752,192	—	—
Leisure Time	10,768,620	10,768,620	—	—
Media	32,442,540	32,442,540	—	—
Miscellaneous Manufacturing	118,872,236	118,872,236	—	—
Oil & Gas	77,392,670	77,392,670	—	—
Oil & Gas Services	7,907,196	7,907,196	—	—
Pharmaceuticals	48,860,589	48,860,589	—	—
Pipelines	41,160,950	41,160,950	—	—
Retail	78,091,214	78,091,214	—	—
Semiconductors	28,407,494	28,407,494	—	—
Software	10,717,277	10,717,277	—	—
Telecommunications	57,382,457	57,382,457	—	—
Toys, Games & Hobbies	4,155,345	4,155,345	—	—
COMMON STOCKS	1,073,766,868	1,056,695,311	17,071,557	—
PREFERRED STOCKS	26,187,498	26,187,498	—	—
CORPORATE BONDS	97,715,129	—	97,715,129	—
LOAN AGREEMENTS	155,552,719	—	155,552,719	—
SHORT-TERM INVESTMENTS	170,155,436	170,155,436	—	—

TOTAL INVESTMENTS	$1,523,377,650	$1,253,038,245	$270,339,405	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
WRITTEN OPTIONS	$(8,731,691)	$(2,533,936)	$(6,197,755)	$—

Total Liabilities	$(8,731,691)	$(2,533,936)	$(6,197,755)	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $33,225,155)	4,387,998	$36,332,624

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $20,535,877)	1,920,837	24,221,749

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $176,249)	176,249	176,249

TOTAL INVESTMENTS — 100.0% (Cost $53,937,281)(a)		$60,730,622

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At September 30, 2011, the cost for Federal income tax purposes was $57,720,432. Net unrealized appreciation was $3,010,190. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,793,341 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,783,151.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

BALANCED FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$36,332,624	$36,332,624	$—	$—
AFFILIATED FIXED INCOME FUNDS	24,221,749	24,221,749	—	—
SHORT-TERM INVESTMENTS	176,249	176,249	—	—

TOTAL INVESTMENTS	$60,730,622	$60,730,622	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 99.0%
Aerospace & Defense — 0.8%
The Boeing Co.	21,200	$1,282,812

Apparel — 2.7%
Coach, Inc.	11,100	575,313
NIKE, Inc., Class B	23,600	2,018,036
Prada S.p.A.*	153,300	646,673
Ralph Lauren Corp.	8,100	1,050,570

		4,290,592

Auto Parts & Equipment — 0.3%
Johnson Controls, Inc.	20,400	537,948

Banks — 1.1%
JPMorgan Chase & Co.	32,100	966,852
U.S. Bancorp	30,500	717,970

		1,684,822

Beverages — 1.2%
Green Mountain Coffee Roasters, Inc.*	13,400	1,245,396
Hansen Natural Corp.*	7,400	645,946

		1,891,342

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	9,200	589,352
Biogen Idec, Inc.*	7,400	689,310
Celgene Corp.*	12,100	749,232
Human Genome Sciences, Inc.*	34,600	439,074

		2,466,968

Chemicals — 3.3%
Air Products & Chemicals, Inc.	8,600	656,782
Potash Corp. of Saskatchewan, Inc.	18,900	816,858
Praxair, Inc.	39,700	3,711,156

		5,184,796

Coal — 0.4%
Peabody Energy Corp.	18,900	640,332

Commercial Services — 4.3%
Mastercard, Inc., Class A	12,900	4,091,364
The Western Union Co.	57,400	877,646
Visa, Inc., Class A	21,500	1,842,980

		6,811,990

Computers — 12.2%
Accenture Plc, Class A*	35,800	1,885,944
Apple, Inc.*	39,200	14,942,256
EMC Corp.*	26,300	552,037
NetApp, Inc.*	21,500	729,710
SanDisk Corp.*	14,200	572,970
Teradata Corp.*	9,700	519,241

		19,202,158

Distribution & Wholesale — 2.1%
Fastenal Co.	61,000	2,030,080
Fossil, Inc.*	7,600	616,056
W.W. Grainger, Inc.	4,200	628,068

		3,274,204

Diversified Financial Services — 4.2%
American Express Co.*	51,800	2,325,820
Franklin Resources, Inc.	19,900	1,903,236

	Number of Shares	Value†

Diversified Financial Services — (continued)
IntercontinentalExchange, Inc.*	12,100	$1,430,946
Invesco Ltd.	60,800	943,008

		6,603,010

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	13,200	545,292

Electronics — 0.4%
Trimble Navigation Ltd.*	17,800	597,190

Engineering & Construction — 0.6%
Fluor Corp.	9,300	432,915
McDermott International, Inc.*	42,200	454,072

		886,987

Food — 0.4%
Whole Foods Market, Inc.	9,900	646,569

Healthcare Products — 1.6%
Baxter International, Inc.	9,300	522,102
Covidien Plc	5,000	220,500
Edwards Lifesciences Corp.*	10,700	762,696
Stryker Corp.	19,600	923,748

		2,429,046

Internet — 17.2%
Amazon.com, Inc.*	33,700	7,286,951
Baidu, Inc. ADR*	31,600	3,378,356
Ctrip.com International Ltd. ADR*	24,500	787,920
eBay, Inc.*	56,900	1,677,981
Facebook Inc., Class A*^~	12,809	398,963
Facebook Inc., Class B*^~	30,111	937,870
Google, Inc., Class A*	13,000	6,686,940
Liberty Interactive Corp., Class A*	37,800	558,306
Mail.ru Group Ltd. GDR 144A*^~	21,300	623,025
priceline.com, Inc.*	7,400	3,326,004
Tencent Holdings Ltd.*	61,700	1,279,788
Twitter, Inc.*^~§	7,697	123,873

		27,065,977

Leisure Time — 0.9%
Carnival Plc	24,400	760,567
Harley-Davidson, Inc.	11,000	377,630
Royal Caribbean Cruises Ltd.	13,000	281,320

		1,419,517

Lodging — 2.3%
Las Vegas Sands Corp.*	22,700	870,318
Marriott International, Inc., Class A	49,197	1,340,126
MGM Resorts International*	44,400	412,476
Starwood Hotels & Resorts Worldwide, Inc.*	23,600	916,152

		3,539,072

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	6,700	494,728
Joy Global, Inc.	10,900	679,942

		1,174,670

Machinery - Diversified — 1.6%
Cummins, Inc.	8,900	726,774

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Diversified — (continued)
Deere & Co.	10,200	$658,614
Roper Industries, Inc.	10,400	716,664
The Babcock & Wilcox Co.*	19,600	383,180

		2,485,232

Media — 0.9%
Discovery Communications, Inc., Class A*	8,700	327,294
The Walt Disney Co.*	37,500	1,131,000

		1,458,294

Metal Fabricate/Hardware — 1.5%
Precision Castparts Corp.	15,000	2,331,900

Mining — 1.1%
BHP Billiton Ltd.*	35,813	1,185,783
Freeport-McMoRan Copper & Gold, Inc.	18,800	572,460

		1,758,243

Miscellaneous Manufacturing — 3.8%
3M Co.	11,900	854,301
Cooper Industries Plc	14,700	677,964
Danaher Corp.	106,700	4,474,998

		6,007,263

Oil & Gas — 3.1%
Cimarex Energy Co.	6,300	350,910
Continental Resources, Inc.*	16,400	793,268
EOG Resources, Inc.	19,200	1,363,392
Occidental Petroleum Corp.	23,400	1,673,100
Suncor Energy, Inc.	28,300	719,952

		4,900,622

Oil & Gas Services — 3.0%
Cameron International Corp.*	27,500	1,142,350
FMC Technologies, Inc.*	40,200	1,511,520
Schlumberger Ltd.	35,600	2,126,388

		4,780,258

Pharmaceuticals — 3.3%
Allergan, Inc.	11,200	922,656
AmerisourceBergen Corp.	14,500	540,415
Express Scripts, Inc.*	32,400	1,201,068
McKesson Corp.	28,100	2,042,870
Valeant Pharmaceuticals International, Inc.*	14,100	523,392

		5,230,401

Real Estate — 0.3%
C.B. Richard Ellis Group, Inc., Class A*	34,800	468,408

Retail — 5.0%
AutoZone, Inc.*	3,000	957,570
CarMax, Inc.*	39,700	946,845
Chipotle Mexican Grill, Inc.*	4,500	1,363,275
Costco Wholesale Corp.	17,300	1,420,676
Ross Stores, Inc.	9,700	763,293
Starbucks Corp.	48,200	1,797,378
Yum! Brands, Inc.	11,600	572,924

		7,821,961

Semiconductors — 1.4%
Broadcom Corp., Class A	35,700	1,188,453
NXP Semiconductor N.V.	21,300	300,756

	Number of Shares	Value†

Semiconductors — (continued)
Rovi Corp.*	15,400	$661,892

		2,151,101

Software — 1.8%
Autodesk, Inc.*	23,600	655,608
Nuance Communications, Inc.*	32,200	655,592
Red Hat, Inc.*	21,000	887,460
Salesforce.com, Inc.*	5,900	674,252

		2,872,912

Telecommunications — 9.0%
American Tower Corp., Class A*	63,200	3,400,160
Corning, Inc.	135,600	1,676,016
Crown Castle International Corp.*	91,400	3,717,238
Juniper Networks, Inc.*	58,300	1,006,258
QUALCOMM, Inc.	90,400	4,396,152

		14,195,824

Transportation — 4.4%
Expeditors International of Washington, Inc.*	22,300	904,265
FedEx Corp.	33,100	2,240,208
Kansas City Southern*	15,700	784,372
Union Pacific Corp.	20,400	1,666,068
United Parcel Service, Inc., Class B	21,600	1,364,040

		6,958,953

TOTAL COMMON STOCKS (Cost $136,202,211)		155,596,666

PREFERRED STOCKS — 0.2%
Internet — 0.2%
Twitter, Inc. Series A CONV*^~§	20	322
Twitter, Inc. Series B CONV*^~§	312	5,021
Twitter, Inc. Series C CONV*^~§	80	1,287
Twitter, Inc. Series D CONV*^~§	2,954	47,541
Twitter, Inc. Series G-2 CONV*^~§	12,129	195,200

TOTAL PREFERRED STOCKS (Cost $249,371)		249,371

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,293,672	1,293,672
T. Rowe Price Reserve Investment Fund	1,025	1,025

TOTAL SHORT-TERM INVESTMENTS (Cost $1,294,697)		1,294,697

TOTAL INVESTMENTS — 100.0% (Cost $137,746,279)(a)		$157,140,734

^	Illiquid security. The total market value of illiquid securities at September 30, 2011 is $2,333,102.
†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

(a)	At September 30, 2011, the cost for Federal income tax purposes was $138,300,563. Net unrealized appreciation was $18,840,171. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,229,453 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,389,282.
~	Fair valued security. The total value of fair valued securities at September 30, 2011 is $2,333,102.
§	Restricted security.

ADR — American Depository Receipt.

CONV — Convertible Security.

GDR — Global Depository Receipt

Plc — Public Limited Company.

COMMON STOCKS COUNTRY DIVERSIFICATION	% of Market Value	Value†
United States	90.4%	$141,994,788
China	3.0%	4,658,144
Ireland	1.8%	2,784,408
France	1.3%	2,126,388
Canada	1.3%	2,060,202
Australia	0.7%	1,185,783
United Kingdom	0.5%	760,567
Italy	0.4%	646,673
Russia	0.4%	623,025
Netherlands	0.2%	300,756

	100.0%	$157,140,734

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	90%
China	3
Ireland	2
Australia	1
Canada	1
France	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note)

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Aerospace & Defense	$ 1,282,812	$ 1,282,812	$ —	$ —
Apparel	4,290,592	4,290,592	—	—
Auto Parts & Equipment	537,948	537,948	—	—
Banks	1,684,822	1,684,822	—	—
Beverages	1,891,342	1,891,342	—	—
Biotechnology	2,466,968	2,466,968	—	—
Chemicals	5,184,796	5,184,796	—	—
Coal	640,332	640,332	—	—
Commercial Services	6,811,990	6,811,990	—	—
Computers	19,202,158	19,202,158	—	—
Distribution & Wholesale	3,274,204	3,274,204	—	—
Diversified Financial Services	6,603,010	6,603,010	—	—
Electrical Components & Equipment	545,292	545,292	—	—
Electronics	597,190	597,190	—	—
Engineering & Construction	886,987	886,987	—	—
Food	646,569	646,569	—	—
Healthcare Products	2,429,046	2,429,046	—	—
Internet	27,065,977	23,702,458	1,902,813	1,460,706
Leisure Time	1,419,517	658,950	760,567	—
Lodging	3,539,072	3,539,072	—	—
Machinery - Construction & Mining	1,174,670	1,174,670	—	—
Machinery - Diversified	2,485,232	2,485,232	—	—
Media	1,458,294	1,458,294	—	—
Metal Fabricate/Hardware	2,331,900	2,331,900	—	—
Mining	1,758,243	572,460	1,185,783	—
Miscellaneous Manufacturing	6,007,263	6,007,263	—	—
Oil & Gas	4,900,622	4,900,622	—	—
Oil & Gas Services	4,780,258	4,780,258	—	—
Pharmaceuticals	5,230,401	5,230,401	—	—
Real Estate	468,408	468,408	—	—
Retail	7,821,961	7,821,961	—	—
Semiconductors	2,151,101	2,151,101	—	—
Software	2,872,912	2,872,912	—	—
Telecommunications	14,195,824	14,195,824	—	—
Transportation	6,958,953	6,958,953	—	—
PREFERRED STOCKS	249,371	—	—	249,371
SHORT-TERM INVESTMENTS	1,294,697	1,294,697	—	—

TOTAL INVESTMENTS	$157,140,734	$151,581,494	$3,849,163	$1,710,077

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2010	$—
Change in Appreciation/(Depreciation)	184,921
Purchases	1,525,156

Balance as of 9/30/2011	1,710,077

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.1%
Aerospace & Defense — 1.7%
The Boeing Co.	8,600	$520,386

Airlines — 0.7%
United Continental Holdings, Inc.*	10,570	204,847

Apparel — 2.0%
Coach, Inc.	7,730	400,646
Ralph Lauren Corp.	1,500	194,550

		595,196

Auto Parts & Equipment — 0.4%
TRW Automotive Holdings Corp.*	3,480	113,900

Beverages — 4.5%
Green Mountain Coffee Roasters, Inc.*	1,800	167,292
Hansen Natural Corp.*	1,240	108,240
The Coca-Cola Co.	15,870	1,072,177

		1,347,709

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.*	3,970	254,318
Celgene Corp.*	7,030	435,298

		689,616

Chemicals — 0.6%
The Mosaic Co.	3,840	188,045

Commercial Services — 2.4%
Mastercard, Inc., Class A	2,260	716,782

Computers — 15.6%
Apple, Inc.*	7,219	2,751,738
Fortinet, Inc.*	7,140	119,952
International Business Machines Corp.	9,160	1,603,275
SanDisk Corp.*	6,040	243,714

		4,718,679

Cosmetics & Personal Care — 0.7%
The Estee Lauder Cos., Inc., Class A	2,390	209,938

Diversified Financial Services — 1.3%
Affiliated Managers Group, Inc.*	4,930	384,786

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	4,470	147,376

Food — 2.1%
The Hershey Co.	6,240	369,658
Whole Foods Market, Inc.	3,820	249,484

		619,142

Healthcare Products — 3.1%
Baxter International, Inc.	3,830	215,016
Covidien Plc	10,930	482,013
The Cooper Cos., Inc.	3,130	247,740

		944,769

Healthcare Services — 1.1%
Aetna, Inc.	8,930	324,605

	Number of Shares	Value†

Home Furnishings — 0.6%
Tempur-Pedic International, Inc.*	3,610	$189,922

Internet — 10.4%
Amazon.com, Inc.*	4,640	1,003,307
eBay, Inc.*	31,310	923,332
F5 Networks, Inc.*	2,580	183,309
Google, Inc., Class A*	1,275	655,834
priceline.com, Inc.*	800	359,568

		3,125,350

Lodging — 3.4%
Las Vegas Sands Corp.*	20,800	797,472
Starwood Hotels & Resorts Worldwide, Inc.	6,150	238,743

		1,036,215

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc.	5,790	427,534

Machinery - Diversified — 1.3%
Cummins, Inc.	4,990	407,483

Media — 1.7%
Comcast Corp., Class A	24,130	504,317

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp.	2,160	335,794

Mining — 1.5%
Goldcorp, Inc.	9,730	444,077

Oil & Gas — 5.2%
Anadarko Petroleum Corp.	10,200	643,110
Cabot Oil & Gas Corp.	4,000	247,640
Concho Resources, Inc.*	5,390	383,445
EQT Corp.	5,540	295,614

		1,569,809

Oil & Gas Services — 2.5%
Cameron International Corp.*	4,760	197,731
Schlumberger Ltd.	9,540	569,824

		767,555

Pharmaceuticals — 6.8%
Allergan, Inc.	5,100	420,138
Mead Johnson Nutrition Co.	8,400	578,172
Shire Plc ADR	6,420	603,031
Watson Pharmaceuticals, Inc.*	6,470	441,577

		2,042,918

Retail — 4.3%
Bed Bath & Beyond, Inc.*	5,860	335,837
Chipotle Mexican Grill, Inc.*	1,160	351,422
Lululemon Athletica, Inc.*	3,660	178,059
Starbucks Corp.	11,980	446,734

		1,312,052

Semiconductors — 5.1%
Altera Corp.	10,010	315,615
ARM Holdings Plc ADR	13,050	332,775
ASML Holding N.V.	10,650	367,851
Broadcom Corp., Class A	11,930	397,150

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Cypress Semiconductor Corp.*	7,850	$117,514

		1,530,905

Software — 5.6%
Cerner Corp.*	4,300	294,636
MSCI, Inc., Class A*	7,630	231,418
QLIK Technologies, Inc.*	4,850	105,051
Salesforce.com, Inc.*	3,430	391,980
VeriFone Systems, Inc.*	10,190	356,854
VMware, Inc., Class A*	4,020	323,128

		1,703,067

Telecommunications — 4.8%
Acme Packet, Inc.*	5,150	219,338
Finisar Corp.*	6,140	107,696
QUALCOMM, Inc.	23,270	1,131,620

		1,458,654

Transportation — 1.4%
Union Pacific Corp.	5,090	415,700

TOTAL COMMON STOCKS (Cost $29,208,024)		28,997,128

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Apartments — 0.7%
AvalonBay Communities, Inc. (Cost $229,175)	1,790	204,150

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio — Institutional Shares (Cost $977,818)	977,818	977,818

TOTAL INVESTMENTS — 100.0% (Cost $30,415,017)(a)		$30,179,096

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $30,478,145. Net unrealized depreciation was $299,050. This is consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,258,692 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,557,742.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CAP GROWTH FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	90%
United Kingdom	3
Canada	2
France	2
Ireland	2
Netherlands	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note)

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$28,997,128	$28,997,128	$—	$—
REAL ESTATE INVESTMENT TRUSTS	204,150	204,150	—	—
SHORT-TERM INVESTMENTS	977,818	977,818	—	—

TOTAL INVESTMENTS	$30,179,096	$30,179,096	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 95.3%
Aerospace & Defense — 1.1%
Goodrich Corp.	8,600	$1,037,848

Apparel — 1.9%
Coach, Inc.	35,805	1,855,773

Banks — 0.8%
Itau Unibanco Holding S.A. ADR	49,700	771,344

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc.*	12,940	828,937
Illumina, Inc.*	9,047	370,203

		1,199,140

Chemicals — 2.9%
Monsanto Co.	15,670	940,827
Praxair, Inc.	20,440	1,910,731

		2,851,558

Commercial Services — 4.0%
Hertz Global Holdings, Inc.*	127,840	1,137,776
Mastercard, Inc., Class A	2,820	894,391
Visa, Inc., Class A	21,490	1,842,123

		3,874,290

Computers — 14.7%
Apple, Inc.*	19,855	7,568,329
Cognizant Technology Solutions Corp., Class A*	50,490	3,165,723
EMC Corp.*	99,410	2,086,616
Teradata Corp.*	28,930	1,548,623

		14,369,291

Diversified Financial Services — 1.9%
American Express Co.	41,780	1,875,922

Food — 1.3%
Whole Foods Market, Inc.	19,420	1,268,320

Healthcare Services — 4.0%
Laboratory Corp. of America Holdings*	14,310	1,131,206
UnitedHealth Group, Inc.	61,575	2,839,839

		3,971,045

Internet — 9.7%
Amazon.com, Inc.*	12,665	2,738,553
Baidu, Inc. ADR*	15,140	1,618,617
F5 Networks, Inc.*	6,200	440,510
Google, Inc., Class A*	6,010	3,091,424
priceline.com, Inc.*	3,570	1,604,572

		9,493,676

Machinery - Diversified — 2.4%
AGCO Corp.*	27,090	936,501
Cummins, Inc.	17,625	1,439,258

		2,375,759

Media — 4.7%
CBS Corp., Class B	82,195	1,675,134
DIRECTV, Class A*	69,350	2,930,038

		4,605,172

	Number of Shares	Value†

Metal Fabricate/Hardware — 2.0%
Precision Castparts Corp.	12,320	$1,915,267

Miscellaneous Manufacturing — 3.7%
Danaher Corp.	59,880	2,511,367
Eaton Corp.	6,154	218,467
General Electric Co.	58,190	886,816

		3,616,650

Oil & Gas — 6.7%
Ensco Plc ADR	26,300	1,063,309
Newfield Exploration Co.*	33,740	1,339,141
Occidental Petroleum Corp.	31,750	2,270,125
Pioneer Natural Resources Co.	28,250	1,858,002

		6,530,577

Oil & Gas Services — 4.6%
Baker Hughes, Inc.	36,065	1,664,761
Cameron International Corp.*	35,130	1,459,300
Halliburton Co.	45,950	1,402,394

		4,526,455

Pharmaceuticals — 4.0%
Allergan, Inc.	21,150	1,742,337
Bristol-Myers Squibb Co.	32,800	1,029,264
Cardinal Health, Inc.	28,060	1,175,153

		3,946,754

Retail — 8.0%
Costco Wholesale Corp.	26,860	2,205,743
Dollar General Corp.*	25,873	976,964
Lululemon Athletica, Inc.*	23,090	1,123,329
Starbucks Corp.	39,480	1,472,209
TJX Cos., Inc.	37,830	2,098,430

		7,876,675

Semiconductors — 2.8%
ARM Holdings Plc ADR	24,010	612,255
Avago Technologies Ltd.	29,100	953,607
Microchip Technology, Inc.	36,820	1,145,470

		2,711,332

Software — 6.6%
Cerner Corp.*	15,670	1,073,708
Citrix Systems, Inc.*	21,525	1,173,758
Oracle Corp.	79,610	2,287,992
Salesforce.com, Inc.*	16,980	1,940,474

		6,475,932

Telecommunications — 4.4%
American Tower Corp., Class A*	26,900	1,447,220
QUALCOMM, Inc.	58,160	2,828,321

		4,275,541

Transportation — 1.9%
Union Pacific Corp.	22,875	1,868,201

TOTAL COMMON STOCKS (Cost $85,621,675)		93,292,522

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,630,042)	4,630,042	$4,630,042

TOTAL INVESTMENTS — 100.0% (Cost $90,251,717)(a)		$97,922,564

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $90,680,340. Net unrealized appreciation was $7,242,224. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,840,483 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,598,259.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE GROWTH FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	95%
United Kingdom	2
Brazil	1
Canada	1
China	1

Total	100%

† % of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$93,292,522	$93,292,522	$—	$—
SHORT-TERM INVESTMENTS	4,630,042	4,630,042	—	—

TOTAL INVESTMENTS	$97,922,564	$97,922,564	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.7%
Airlines — 1.1%
United Continental Holdings, Inc.*	86,560	$1,677,533

Auto Manufacturers — 1.4%
Ford Motor Co.*	226,410	2,189,385

Banks — 14.9%
CIT Group, Inc.*	75,900	2,305,083
JPMorgan Chase & Co.	129,900	3,912,588
M&T Bank Corp.	42,550	2,974,245
The Goldman Sachs Group, Inc.	46,080	4,356,864
U.S. Bancorp	204,400	4,811,576
Wells Fargo & Co.	185,770	4,480,772

		22,841,128

Beverages — 3.4%
The Coca-Cola Co.	76,230	5,150,099

Biotechnology — 1.7%
Gilead Sciences, Inc.*	68,540	2,659,352

Chemicals — 3.3%
Celanese Corp., Series A	63,150	2,054,270
The Mosaic Co.	60,260	2,950,932

		5,005,202

Diversified Financial Services — 1.3%
AerCap Holdings N.V.*	205,900	2,042,528

Electric — 6.8%
American Electric Power Co., Inc.	48,220	1,833,324
Edison International	85,010	3,251,633
GenOn Energy Inc.*	570,650	1,586,407
Public Service Enterprise Group, Inc.	113,610	3,791,166

		10,462,530

Electronics — 1.9%
Tyco International Ltd.	70,920	2,889,990

Healthcare Products — 3.2%
Medtronic, Inc.	145,720	4,843,733

Healthcare Services — 7.7%
HCA Holdings, Inc.*	161,460	3,255,033
Humana, Inc.	91,430	6,649,704
WellPoint, Inc.	28,170	1,838,938

		11,743,675

Household Products & Wares — 2.5%
Church & Dwight Co., Inc.	84,820	3,749,044

Insurance — 4.6%
ACE Ltd.	52,820	3,200,892
MetLife, Inc.	139,120	3,896,751

		7,097,643

Internet — 1.0%
VeriSign, Inc.	51,810	1,482,284

Media — 5.2%
Comcast Corp., Class A	153,110	3,199,999
DISH Network Corp., Class A*	120,690	3,024,492

	Number of Shares	Value†

Media — (continued)
Viacom, Inc., Class B	45,560	$1,764,994

		7,989,485

Miscellaneous Manufacturing — 3.2%
Cooper Industries Plc	64,990	2,997,339
Ingersoll-Rand Plc	64,710	1,817,704

		4,815,043

Oil & Gas — 11.3%
Apache Corp.	15,920	1,277,421
Chevron Corp.	88,890	8,224,103
Exxon Mobil Corp.	47,900	3,478,977
Nabors Industries Ltd.*	66,990	821,297
Penn West Petroleum Ltd.	89,930	1,328,266
Royal Dutch Shell Plc ADR	34,960	2,150,739

		17,280,803

Packaging and Containers — 1.3%
Rock-Tenn Co., Class A	42,080	2,048,454

Pharmaceuticals — 2.2%
Pfizer, Inc.	186,240	3,292,723

Retail — 4.6%
Talbots, Inc.*	232,280	627,156
Target Corp.	69,360	3,401,414
Wal-Mart Stores, Inc.	59,300	3,077,670

		7,106,240

Semiconductors — 1.1%
Xilinx, Inc.	59,180	1,623,899

Software — 4.4%
Microsoft Corp.	139,370	3,468,920
Oracle Corp.	111,730	3,211,120

		6,680,040

Telecommunications — 5.1%
AT&T, Inc.	66,567	1,898,491
Corning, Inc.	102,500	1,266,900
Juniper Networks, Inc.*	132,250	2,282,635
Vodafone Group Plc ADR	94,350	2,420,077

		7,868,103

Textiles — 1.5%
Mohawk Industries, Inc.*	52,000	2,231,320

TOTAL COMMON STOCKS (Cost $162,701,185)		144,770,236

SHORT-TERM INVESTMENTS — 5.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,027,385)	8,027,385	8,027,385

TOTAL INVESTMENTS — 100.0% (Cost $170,728,570)(a)		$152,797,621

†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CAP VALUE FUND

(a)	At September 30, 2011, the cost for Federal income tax purposes was $171,062,482. Net unrealized depreciation was $18,264,861. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,663,363 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $24,928,224.

ADR — American Depository Receipt.

Plc — Public Limited Company.

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	87%
Ireland	3
Netherlands	3
Bermuda	2
Switzerland	2
United Kingdom	2
Canada	1

Total	95%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 06/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$144,770,236	$144,770,236	$—	$—
SHORT-TERM INVESTMENTS	8,027,385	8,027,385	—	—

TOTAL INVESTMENTS	$152,797,621	$152,797,621	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.2%
Aerospace & Defense — 3.6%
General Dynamics Corp.	13,416	$763,236
Lockheed Martin Corp.	9,998	726,255
The Boeing Co.	13,247	801,576
United Technologies Corp.	31,394	2,208,882

		4,499,949

Agriculture — 1.1%
Philip Morris International, Inc.	21,995	1,372,048

Banks — 11.4%
Fifth Third Bancorp	84,980	858,298
HSBC Holdings Plc ADR	16,863	641,469
JPMorgan Chase & Co.	100,860	3,037,903
KeyCorp	133,916	794,122
PNC Financial Services Group, Inc.	54,987	2,649,824
The Goldman Sachs Group, Inc.	12,497	1,181,591
U.S. Bancorp	64,884	1,527,369
Wells Fargo & Co.	151,510	3,654,421

		14,344,997

Beverages — 1.0%
PepsiCo, Inc.	19,995	1,237,691

Biotechnology — 1.5%
Amgen, Inc.	33,427	1,836,814

Chemicals — 0.5%
Air Products & Chemicals, Inc.	7,998	610,807

Coal — 1.0%
Peabody Energy Corp.	38,491	1,304,075

Computers — 5.5%
Accenture Plc, Class A	32,492	1,711,679
Apple, Inc.*	7,630	2,908,403
International Business Machines Corp.	12,878	2,254,036

		6,874,118

Diversified Financial Services — 2.8%
American Express Co.	52,394	2,352,491
Franklin Resources, Inc.	12,480	1,193,587

		3,546,078

Electric — 5.5%
American Electric Power Co., Inc.	50,018	1,901,685
PG&E Corp.	37,517	1,587,344
PPL Corp.	59,793	1,706,492
Public Service Enterprise Group, Inc.	52,778	1,761,202

		6,956,723

Electronics — 0.7%
Thermo Fisher Scientific, Inc.*	17,807	901,746

Food — 3.3%
Kraft Foods, Inc., Class A	37,944	1,274,160
Nestle SA ADR	29,740	1,638,674
Unilever N.V.	39,990	1,259,285

		4,172,119

	Number of Shares	Value†

Gas — 1.3%
Sempra Energy	32,509	$1,674,213

Healthcare Products — 4.1%
Covidien Plc	29,987	1,322,427
Johnson & Johnson	59,986	3,821,708

		5,144,135

Healthcare Services — 3.0%
Humana, Inc.	8,498	618,059
UnitedHealth Group, Inc.	66,866	3,083,860

		3,701,919

Insurance — 5.4%
ACE Ltd.	21,202	1,284,841
Lincoln National Corp.	48,463	757,477
MetLife, Inc.	55,539	1,555,647
Prudential Financial, Inc.	40,231	1,885,225
XL Group Plc	67,844	1,275,467

		6,758,657

Leisure Time — 0.8%
Carnival Corp.	33,482	1,014,505

Media — 2.8%
Comcast Corp., Class A	49,145	1,027,131
The Walt Disney Co.	44,989	1,356,868
Time Warner Cable, Inc.	17,496	1,096,474

		3,480,473

Mining — 2.3%
BHP Billiton Ltd. ADR	22,495	1,494,568
Freeport-McMoRan Copper & Gold, Inc.	44,989	1,369,915

		2,864,483

Miscellaneous Manufacturing — 3.0%
General Electric Co.	165,780	2,526,487
Illinois Tool Works, Inc.	31,005	1,289,808

		3,816,295

Oil & Gas — 9.9%
Apache Corp.	23,994	1,925,279
ConocoPhillips	50,017	3,167,076
Exxon Mobil Corp.	40,203	2,919,944
Hess Corp.	33,015	1,731,967
Occidental Petroleum Corp.	37,491	2,680,606

		12,424,872

Oil & Gas Services — 0.6%
Baker Hughes, Inc.	15,808	729,697

Pharmaceuticals — 4.3%
Merck & Co., Inc.	60,049	1,964,203
Pfizer, Inc.	196,949	3,482,058

		5,446,261

Retail — 7.1%
CVS Caremark Corp.	49,237	1,653,378
Kohl’s Corp.	22,360	1,097,876
McDonald’s Corp.	17,502	1,537,026
Target Corp.	24,994	1,225,706
TJX Cos., Inc.	38,630	2,142,806

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Wal-Mart Stores, Inc.	24,726	$1,283,279

		8,940,071

Software — 3.7%
Microsoft Corp.	89,235	2,221,059
Oracle Corp.	83,583	2,402,176

		4,623,235

Telecommunications — 4.5%
AT&T, Inc.	82,375	2,349,335
Verizon Communications, Inc.	50,011	1,840,405
Vodafone Group Plc ADR	54,992	1,410,545

		5,600,285

Transportation — 1.5%
Union Pacific Corp.	23,622	1,929,209

TOTAL COMMON STOCKS (Cost $108,575,984)		115,805,475

REAL ESTATE INVESTMENT TRUSTS — 3.3%
Apartments — 1.0%
AvalonBay Communities, Inc.	11,821	1,348,185

Office Property — 1.1%
Boston Properties, Inc.	15,157	1,350,489

Regional Malls — 1.2%
Simon Property Group, Inc.	13,489	1,483,520

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,987,590)		4,182,194

SHORT-TERM INVESTMENTS — 4.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,695,391)	5,695,391	5,695,391

TOTAL INVESTMENTS — 100.0% (Cost $117,258,965)(a)		$125,683,060

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $118,872,454. Net unrealized appreciation/depreciation was $6,810,606. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,221,442 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,410,836.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE VALUE FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	91%
Ireland	2
Switzerland	2
United Kingdom	2
Australia	1
Bermuda	1
Netherlands	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

LARGE CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$115,805,475	$115,805,475	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,182,194	4,182,194	—	—
SHORT-TERM INVESTMENTS	5,695,391	5,695,391	—	—

TOTAL INVESTMENTS	$125,683,060	$125,683,060	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 97.2%
Advertising — 0.1%
Omnicom Group, Inc.	6,367	$234,560
The Interpublic Group of Cos., Inc.	11,634	83,765

		318,325

Aerospace & Defense — 2.0%
General Dynamics Corp.	8,197	466,327
Goodrich Corp.	2,847	343,576
L-3 Communications Holdings, Inc.	2,300	142,531
Lockheed Martin Corp.	6,337	460,320
Northrop Grumman Corp.	6,592	343,839
Raytheon Co.	8,176	334,153
Rockwell Collins, Inc.	3,545	187,034
The Boeing Co.	16,621	1,005,737
United Technologies Corp.	20,442	1,438,299

		4,721,816

Agriculture — 2.0%
Altria Group, Inc.	46,378	1,243,394
Archer-Daniels-Midland Co.	15,399	382,049
Lorillard, Inc.	3,203	354,572
Philip Morris International, Inc.	39,588	2,469,500
Reynolds American, Inc.	7,502	281,175

		4,730,690

Airlines — 0.1%
Southwest Airlines Co.	17,817	143,249

Apparel — 0.6%
Coach, Inc.	6,677	346,069
NIKE, Inc., Class B	8,323	711,700
Ralph Lauren Corp.	1,428	185,211
VF Corp.	1,908	231,860

		1,474,840

Auto Manufacturers — 0.5%
Ford Motor Co.*	85,167	823,565
PACCAR, Inc.	8,044	272,048

		1,095,613

Auto Parts & Equipment — 0.2%
Johnson Controls, Inc.	15,111	398,477
The Goodyear Tire & Rubber Co.*	5,606	56,565

		455,042

Banks — 6.2%
Bank of America Corp.	225,335	1,379,050
BB&T Corp.	15,999	341,259
Capital One Financial Corp.	10,241	405,851
Citigroup, Inc.	64,981	1,664,813
Comerica, Inc.	4,344	99,782
Fifth Third Bancorp	20,946	211,555
First Horizon National Corp.	6,130	36,535
Huntington Bancshares, Inc.	16,565	79,512
JPMorgan Chase & Co.	87,264	2,628,392
KeyCorp	21,599	128,082
M&T Bank Corp.	2,608	182,299
Morgan Stanley	33,063	446,350
Northern Trust Corp.	5,247	183,540
PNC Financial Services Group, Inc.	11,883	572,642
Regions Financial Corp.	26,994	89,890

	Number of Shares	Value†

Banks — (continued)
State Street Corp.	11,347	$364,919
SunTrust Banks, Inc.	11,788	211,595
The Bank of New York Mellon Corp.	28,080	522,007
The Goldman Sachs Group, Inc.	11,343	1,072,481
U.S. Bancorp	42,656	1,004,122
Wells Fargo & Co.	117,737	2,839,816
Zions Bancorporation	4,004	56,336

		14,520,828

Beverages — 2.8%
Brown-Forman Corp., Class B	2,462	172,685
Coca-Cola Enterprises, Inc.	7,128	177,345
Constellation Brands, Inc., Class A*	3,723	67,014
Dr. Pepper Snapple Group, Inc.	5,000	193,900
Molson Coors Brewing Co., Class B	3,738	148,062
PepsiCo, Inc.	35,361	2,188,846
The Coca-Cola Co.	51,385	3,471,570

		6,419,422

Biotechnology — 1.3%
Amgen, Inc.	20,601	1,132,025
Biogen Idec, Inc.*	5,333	496,769
Celgene Corp.*	10,328	639,510
Gilead Sciences, Inc.*	17,249	669,261
Life Technologies Corp.*	3,959	152,144

		3,089,709

Building Materials — 0.0%
Masco Corp.	8,877	63,204

Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,721	360,543
Airgas, Inc.	1,600	102,112
CF Industries Holdings, Inc.	1,600	197,424
E.I. du Pont de Nemours & Co.	20,723	828,298
Eastman Chemical Co.	1,591	109,031
Ecolab, Inc.	5,033	246,063
FMC Corp.	1,500	103,740
International Flavors & Fragrances, Inc.	1,875	105,413
Monsanto Co.	12,137	728,706
PPG Industries, Inc.	3,610	255,083
Praxair, Inc.	6,826	638,094
Sigma-Aldrich Corp.	2,722	168,192
The Dow Chemical Co.	26,304	590,788
The Mosaic Co.	6,200	303,614
The Sherwin-Williams Co.	2,034	151,167

		4,888,268

Coal — 0.2%
Alpha Natural Resources, Inc.*	5,099	90,201
Consol Energy, Inc.	5,176	175,622
Peabody Energy Corp.	6,212	210,463

		476,286

Commercial Services — 1.6%
Apollo Group, Inc., Class A*	2,943	116,572
Automatic Data Processing, Inc.	11,143	525,392
DeVry, Inc.	1,500	55,440
Donnelley (R.R.) & Sons Co.	4,253	60,052
Equifax, Inc.	3,034	93,265

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
H&R Block, Inc.	6,666	$88,724
Iron Mountain, Inc.	4,300	135,966
Mastercard, Inc., Class A	2,425	769,113
Monster Worldwide, Inc.*	2,631	18,891
Moody’s Corp.	4,273	130,113
Paychex, Inc.	6,975	183,931
Quanta Services, Inc.*	4,900	92,071
Robert Half International, Inc.	3,207	68,053
SAIC, Inc.*	5,900	69,679
The Western Union Co.	14,578	222,898
Total System Services, Inc.	3,477	58,866
Visa, Inc., Class A	11,464	982,694

		3,671,720

Computers — 7.4%
Accenture Plc, Class A	14,600	769,128
Apple, Inc.*	20,726	7,900,337
Cognizant Technology Solutions Corp., Class A*	6,852	429,620
Computer Sciences Corp.	3,757	100,875
Dell, Inc.*	34,542	488,769
EMC Corp.*	45,948	964,449
Hewlett-Packard Co.	46,083	1,034,563
International Business Machines Corp.	26,758	4,683,453
Lexmark International, Inc., Class A*	1,721	46,519
NetApp, Inc.*	8,221	279,021
SanDisk Corp.*	5,597	225,839
Teradata Corp.*	3,816	204,270
Western Digital Corp.*	5,000	128,600

		17,255,443

Cosmetics & Personal Care — 2.3%
Avon Products, Inc.	9,550	187,180
Colgate-Palmolive Co.	10,935	969,716
The Estee Lauder Cos., Inc., Class A	2,637	231,634
The Procter & Gamble Co.	61,494	3,885,191

		5,273,721

Distribution & Wholesale — 0.3%
Fastenal Co.	6,400	212,992
Genuine Parts Co.	3,405	172,974
W.W. Grainger, Inc.	1,272	190,215

		576,181

Diversified Financial Services — 1.7%
American Express Co.	23,380	1,049,762
Ameriprise Financial, Inc.	5,446	214,355
BlackRock, Inc.	2,100	310,821
CME Group, Inc.	1,512	372,557
Discover Financial Services	12,278	281,657
E*Trade Financial Corp.*	5,181	47,199
Federated Investors, Inc., Class B	2,495	43,737
Franklin Resources, Inc.	3,252	311,021
IntercontinentalExchange, Inc.*	1,680	198,677
Invesco Ltd.	10,667	165,445
Janus Capital Group, Inc.	4,666	27,996
Legg Mason, Inc.	3,561	91,553
NYSE Euronext	5,785	134,444
SLM Corp.	11,534	143,598

	Number of Shares	Value†

Diversified Financial Services — (continued)
T. Rowe Price Group, Inc.	5,981	$285,712
The Charles Schwab Corp.	22,169	249,845
The NASDAQ OMX Group, Inc.*	3,100	71,734

		4,000,113

Diversified Operations — 0.1%
Leucadia National Corp.	4,360	98,885

Electric — 3.6%
Ameren Corp.	5,298	157,721
American Electric Power Co., Inc.	11,057	420,387
CMS Energy Corp.	5,807	114,921
Consolidated Edison, Inc.	6,434	366,867
Constellation Energy Group, Inc.	4,490	170,889
Dominion Resources, Inc.	13,109	665,544
DTE Energy Co.	3,992	195,688
Duke Energy Corp.	29,843	596,562
Edison International	7,174	274,405
Entergy Corp.	3,947	261,647
Exelon Corp.	14,735	627,858
FirstEnergy Corp.	9,256	415,687
Integrys Energy Group, Inc.	1,595	77,549
NextEra Energy, Inc.	9,285	501,576
Northeast Utilities	4,100	137,965
NRG Energy, Inc.*	5,200	110,292
Pepco Holdings, Inc.	5,540	104,817
PG&E Corp.	8,750	370,212
Pinnacle West Capital Corp.	2,569	110,313
PPL Corp.	12,798	365,255
Progress Energy, Inc.	6,413	331,680
Public Service Enterprise Group, Inc.	11,349	378,716
SCANA Corp.	2,800	113,260
Southern Co.	18,911	801,259
TECO Energy, Inc.	5,423	92,896
The AES Corp.*	14,444	140,973
Wisconsin Energy Corp.	5,200	162,708
Xcel Energy, Inc.	10,430	257,517

		8,325,164

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,576	684,755
Molex, Inc.	2,823	57,504

		742,259

Electronics — 0.7%
Agilent Technologies, Inc.*	7,945	248,281
Amphenol Corp., Class A	3,900	159,003
FLIR Systems, Inc.	3,600	90,180
Jabil Circuit, Inc.	4,292	76,355
PerkinElmer, Inc.	2,216	42,569
Thermo Fisher Scientific, Inc.*	8,482	429,529
Tyco International Ltd.	10,500	427,875
Waters Corp.*	1,958	147,809

		1,621,601

Energy - Alternate Sources — 0.0%
First Solar, Inc.*	1,200	75,852

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — 0.1%
Fluor Corp.	3,970	$184,804
Jacobs Engineering Group, Inc.*	2,983	96,321

		281,125

Entertainment — 0.0%
International Game Technology	6,657	96,726

Environmental Control — 0.3%
Republic Services, Inc.	7,014	196,813
Stericycle, Inc.*	2,000	161,440
Waste Management, Inc.	10,500	341,880

		700,133

Food — 2.1%
Campbell Soup Co.	4,416	142,946
ConAgra Foods, Inc.	8,802	213,184
Dean Foods Co.*	3,972	35,232
General Mills, Inc.	14,310	550,506
H.J. Heinz Co.	7,166	361,740
Hormel Foods Corp.	3,400	91,868
Kellogg Co.	5,666	301,375
Kraft Foods, Inc., Class A	38,963	1,308,377
McCormick & Co., Inc.	2,808	129,617
Safeway, Inc.	8,170	135,867
Sara Lee Corp.	12,719	207,956
SUPERVALU, Inc.	4,753	31,655
SYSCO Corp.	12,852	332,867
The Hershey Co.	3,487	206,570
The J.M. Smucker Co.	2,534	184,703
The Kroger Co.	14,045	308,428
Tyson Foods, Inc., Class A	7,249	125,843
Whole Foods Market, Inc.	3,243	211,800

		4,880,534

Forest Products & Paper — 0.1%
International Paper Co.	9,667	224,758
MeadWestvaco Corp.	3,999	98,215

		322,973

Gas — 0.3%
CenterPoint Energy, Inc.	9,022	177,011
Nicor, Inc.	883	48,574
NiSource, Inc.	5,865	125,394
Sempra Energy	5,298	272,847

		623,826

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	58,963
Stanley Black & Decker, Inc.	3,940	193,454

		252,417

Healthcare Products — 3.7%
Bard (C.R.), Inc.	1,942	170,003
Baxter International, Inc.	12,775	717,188
Becton, Dickinson & Co.	4,875	357,435
Boston Scientific Corp.*	34,748	205,361
CareFusion Corp.*	5,241	125,522
Covidien Plc	10,900	480,690
DENTSPLY International, Inc.	3,200	98,208
Edwards Lifesciences Corp.*	2,600	185,328

	Number of Shares	Value†

Healthcare Products — (continued)
Hospira, Inc.*	3,912	$144,744
Intuitive Surgical, Inc.*	857	312,188
Johnson & Johnson	61,041	3,888,922
Medtronic, Inc.	23,873	793,538
Patterson Cos., Inc.	2,374	67,968
St. Jude Medical, Inc.	7,330	265,273
Stryker Corp.	7,581	357,293
Varian Medical Systems, Inc.*	2,657	138,589
Zimmer Holdings, Inc.*	4,329	231,601

		8,539,851

Healthcare Services — 1.3%
Aetna, Inc.	8,385	304,795
CIGNA Corp.	5,994	251,388
Coventry Health Care, Inc.*	3,367	97,003
DaVita, Inc.*	2,149	134,678
Humana, Inc.	3,710	269,828
Laboratory Corp. of America Holdings*	2,177	172,092
Quest Diagnostics, Inc.	3,587	177,054
Tenet Healthcare Corp.*	9,374	38,715
UnitedHealth Group, Inc.	24,441	1,127,219
WellPoint, Inc.	8,195	534,970

		3,107,742

Home Builders — 0.1%
Horton (D.R.), Inc.	7,276	65,775
Lennar Corp., Class A	3,136	42,462
Pulte Group, Inc.*	8,034	31,734

		139,971

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,438	41,098
Whirlpool Corp.	1,669	83,300

		124,398

Household Products & Wares — 0.5%
Avery Dennison Corp.	2,183	54,750
Clorox Co.	2,997	198,791
Fortune Brands, Inc.	3,307	178,842
Kimberly-Clark Corp.	8,787	623,965

		1,056,348

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,117	84,479

Insurance — 3.6%
ACE Ltd.	7,500	454,500
Aflac, Inc.	10,600	370,470
American International Group, Inc.*	9,885	216,976
AON Corp.	7,544	316,697
Assurant, Inc.	2,073	74,213
Berkshire Hathaway, Inc., Class B*	39,350	2,795,424
Chubb Corp.	6,551	392,994
Cincinnati Financial Corp.	4,092	107,742
Genworth Financial, Inc., Class A*	11,369	65,258
Hartford Financial Services Group, Inc.	10,457	168,776
Lincoln National Corp.	7,473	116,803
Loews Corp.	6,925	239,259
Marsh & McLennan Cos., Inc.	12,109	321,373
MetLife, Inc.	23,885	669,019

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Principal Financial Group, Inc.	7,065	$160,164
Prudential Financial, Inc.	11,030	516,866
The Allstate Corp.	11,776	278,973
The Progressive Corp.	14,756	262,067
The Travelers Cos., Inc.	9,331	454,700
Torchmark Corp.	2,635	91,856
Unum Group	6,676	139,929
XL Group Plc	6,749	126,881

		8,340,940

Internet — 3.1%
Akamai Technologies, Inc.*	4,291	85,305
Amazon.com, Inc.*	8,175	1,767,680
eBay, Inc.*	25,628	755,770
Expedia, Inc.	4,188	107,841
F5 Networks, Inc.*	1,900	134,995
Google, Inc., Class A*	5,635	2,898,531
NetFlix, Inc.*	1,200	135,792
priceline.com, Inc.*	1,102	495,305
Symantec Corp.*	17,238	280,979
VeriSign, Inc.	4,009	114,698
Yahoo!, Inc.*	29,317	385,812

		7,162,708

Iron & Steel — 0.2%
AK Steel Holding Corp.	2,192	14,336
Allegheny Technologies, Inc.	2,278	84,263
Cliffs Natural Resources, Inc.	3,100	158,627
Nucor Corp.	7,035	222,587
United States Steel Corp.	3,203	70,498

		550,311

Leisure Time — 0.2%
Carnival Corp.	10,245	310,424
Harley-Davidson, Inc.	5,128	176,044

		486,468

Lodging — 0.3%
Marriott International, Inc., Class A	6,185	168,479
Starwood Hotels & Resorts Worldwide, Inc.	4,252	165,063
Wyndham Worldwide Corp.	4,160	118,602
Wynn Resorts Ltd.	1,800	207,144

		659,288

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	14,428	1,065,363
Joy Global, Inc.	2,300	143,474

		1,208,837

Machinery - Diversified — 0.6%
Cummins, Inc.	4,474	365,347
Deere & Co.	9,332	602,567
Flowserve Corp.	1,300	96,200
Rockwell Automation, Inc.	3,271	183,176
Roper Industries, Inc.	2,200	151,602

		1,398,892

Media — 2.9%
Cablevision Systems Corp., Class A	5,000	78,650
CBS Corp., Class B	15,125	308,247
Comcast Corp., Class A	61,434	1,283,971

	Number of Shares	Value†

Media — (continued)
DIRECTV, Class A*	16,519	$697,928
Discovery Communications, Inc., Class A*	6,100	229,482
Gannett Co., Inc.	6,174	58,838
News Corp., Class A	51,260	792,992
Scripps Networks Interactive, Inc., Class A	2,056	76,422
The McGraw-Hill Cos., Inc.	6,786	278,226
The Walt Disney Co.	41,976	1,265,996
The Washington Post Co., Class B	63	20,599
Time Warner Cable, Inc.	7,496	469,774
Time Warner, Inc.	23,604	707,412
Viacom, Inc., Class B	13,081	506,758

		6,775,295

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,225	501,358

Mining — 0.7%
Alcoa, Inc.	23,248	222,483
Freeport-McMoRan Copper & Gold, Inc.	20,996	639,328
Newmont Mining Corp.	11,183	703,411
Titanium Metals Corp.	1,912	28,642
Vulcan Materials Co.	3,041	83,810

		1,677,674

Miscellaneous Manufacturing — 3.4%
3M Co.	15,980	1,147,204
Danaher Corp.	12,368	518,714
Dover Corp.	4,105	191,293
Eaton Corp.	7,440	264,120
General Electric Co.	236,325	3,601,593
Honeywell International, Inc.	17,708	777,558
Illinois Tool Works, Inc.	11,219	466,710
Ingersoll-Rand Plc	7,500	210,675
ITT Corp.	4,054	170,268
Leggett & Platt, Inc.	3,354	66,376
Pall Corp.	2,645	112,148
Parker Hannifin Corp.	3,781	238,695
Textron, Inc.	6,076	107,181

		7,872,535

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,261	80,107
Xerox Corp.	31,055	216,453

		296,560

Oil & Gas — 9.2%
Anadarko Petroleum Corp.	11,259	709,880
Apache Corp.	8,523	683,885
Cabot Oil & Gas Corp.	2,222	137,564
Chesapeake Energy Corp.	15,010	383,505
Chevron Corp.	44,770	4,142,120
ConocoPhillips	30,680	1,942,658
Denbury Resources, Inc.*	9,300	106,950
Devon Energy Corp.	9,429	522,744
Diamond Offshore Drilling, Inc.	1,600	87,584
EOG Resources, Inc.	6,058	430,179
EQT Corp.	3,200	170,752
Exxon Mobil Corp.	108,965	7,914,128
Helmerich & Payne, Inc.	2,400	97,440

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Hess Corp.	6,797	$356,571
Marathon Oil Corp.	16,051	346,381
Marathon Petroleum Corp.	8,025	217,156
Murphy Oil Corp.	4,217	186,223
Nabors Industries Ltd.*	6,108	74,884
Newfield Exploration Co.*	2,900	115,101
Noble Corp.	5,700	167,295
Noble Energy, Inc.	3,869	273,925
Occidental Petroleum Corp.	18,258	1,305,447
Pioneer Natural Resources Co.	2,700	177,579
QEP Resources, Inc.	3,790	102,595
Range Resources Corp.	3,423	200,109
Rowan Cos., Inc.*	2,403	72,546
Southwestern Energy Co.*	7,690	256,308
Sunoco, Inc.	2,986	92,596
Tesoro Corp.*	2,894	56,346
Valero Energy Corp.	12,540	222,961

		21,553,412

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	9,728	449,044
Cameron International Corp.*	5,639	234,244
FMC Technologies, Inc.*	5,600	210,560
Halliburton Co.	20,569	627,766
National Oilwell Varco, Inc.	9,523	487,768
Schlumberger Ltd.	30,159	1,801,397

		3,810,779

Packaging and Containers — 0.1%
Ball Corp.	3,726	115,581
Bemis Co., Inc.	2,549	74,711
Owens-Illinois, Inc.*	4,000	60,480
Sealed Air Corp.	4,033	67,351

		318,123

Pharmaceuticals — 5.4%
Abbott Laboratories	34,696	1,774,353
Allergan, Inc.	6,816	561,502
AmerisourceBergen Corp.	6,000	223,620
Bristol-Myers Squibb Co.	38,097	1,195,484
Cardinal Health, Inc.	7,682	321,722
Cephalon, Inc.*	1,800	145,260
Eli Lilly & Co.	22,954	848,609
Express Scripts, Inc.*	10,926	405,027
Forest Laboratories, Inc.*	6,662	205,123
McKesson Corp.	5,625	408,938
Mead Johnson Nutrition Co.	4,568	314,415
Medco Health Solutions, Inc.*	8,613	403,864
Merck & Co., Inc.	68,654	2,245,672
Mylan, Inc.*	9,756	165,852
Pfizer, Inc.	175,956	3,110,902
Watson Pharmaceuticals, Inc.*	2,643	180,385

		12,510,728

Pipelines — 0.5%
El Paso Corp.	17,341	303,121
Oneok, Inc.	2,400	158,496
Spectra Energy Corp.	14,884	365,104

	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	13,034	$317,248

		1,143,969

Real Estate — 0.0%
C.B. Richard Ellis Group, Inc., Class A*	6,701	90,195

Retail — 6.1%
Abercrombie & Fitch Co., Class A	1,900	116,964
AutoNation, Inc.*	1,219	39,959
AutoZone, Inc.*	641	204,601
Bed Bath & Beyond, Inc.*	5,766	330,449
Best Buy Co., Inc.	7,368	171,674
Big Lots, Inc.*	1,697	59,107
CarMax, Inc.*	5,200	124,020
Chipotle Mexican Grill, Inc.*	700	212,065
Costco Wholesale Corp.	9,777	802,887
CVS Caremark Corp.	30,267	1,016,366
Darden Restaurants, Inc.	3,240	138,510
Family Dollar Stores, Inc.	2,733	139,000
GameStop Corp., Class A*	3,164	73,088
Home Depot, Inc.	35,304	1,160,443
J.C. Penney Co., Inc.	3,144	84,196
Kohl’s Corp.	6,501	319,199
Limited Brands, Inc.	5,460	210,265
Lowe’s Cos., Inc.	28,140	544,228
Macy’s, Inc.	9,327	245,487
McDonald’s Corp.	23,178	2,035,492
Nordstrom, Inc.	3,737	170,706
O’Reilly Automotive, Inc.*	3,200	213,216
Ross Stores, Inc.	2,600	204,594
Sears Holding Corp.*	869	49,985
Staples, Inc.	15,337	203,982
Starbucks Corp.	16,744	624,384
Target Corp.	15,332	751,881
The Gap, Inc.	8,382	136,124
Tiffany & Co.	2,764	168,107
TJX Cos., Inc.	8,409	466,447
Urban Outfitters, Inc.*	3,100	69,192
Wal-Mart Stores, Inc.	39,347	2,042,109
Walgreen Co.	20,479	673,554
Yum! Brands, Inc.	10,469	517,064

		14,319,345

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	63,715
People’s United Financial, Inc.	9,000	102,600

		166,315

Semiconductors — 2.3%
Advanced Micro Devices, Inc.*	13,368	67,909
Altera Corp.	7,465	235,371
Analog Devices, Inc.	6,576	205,500
Applied Materials, Inc.	29,321	303,472
Broadcom Corp., Class A*	10,608	353,140
Intel Corp.	117,975	2,516,407
KLA-Tencor Corp.	3,627	138,842
Linear Technology Corp.	5,441	150,444
LSI Corp.*	12,772	66,159

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
MEMC Electronic Materials, Inc.*	5,556	$29,113
Microchip Technology, Inc.	4,318	134,333
Micron Technology, Inc.*	19,286	97,201
Novellus Systems, Inc.*	1,953	53,239
NVIDIA Corp.*	13,754	171,925
Teradyne, Inc.*	3,357	36,961
Texas Instruments, Inc.	25,893	690,049
Xilinx, Inc.	5,664	155,420

		5,405,485

Software — 4.0%
Adobe Systems, Inc.*	11,405	275,659
Autodesk, Inc.*	4,981	138,372
BMC Software, Inc.*	3,837	147,955
CA, Inc.	8,439	163,801
Cerner Corp.*	3,000	205,560
Citrix Systems, Inc.*	4,091	223,082
Compuware Corp.*	5,119	39,212
Dun & Bradstreet Corp.	1,100	67,386
Electronic Arts, Inc.*	7,730	158,079
Fidelity National Information Services, Inc.	6,059	147,355
Fiserv, Inc.*	3,207	162,819
Intuit, Inc.	6,792	322,212
Microsoft Corp.	167,015	4,157,003
Oracle Corp.	88,417	2,541,105
Red Hat, Inc.*	4,200	177,492
Salesforce.com, Inc.*	3,000	342,840

		9,269,932

Telecommunications — 5.4%
American Tower Corp., Class A*	8,859	476,614
AT&T, Inc.	131,943	3,763,014
CenturyLink, Inc.	13,226	438,045
Cisco Systems, Inc.	123,080	1,906,509
Corning, Inc.	35,315	436,494
Frontier Communications Corp.	21,472	131,194
Harris Corp.	3,100	105,927
JDS Uniphase Corp.*	4,496	44,825
Juniper Networks, Inc.*	12,071	208,346
MetroPCS Communications, Inc.*	6,400	55,744
Motorola Mobility Holdings, Inc.*	5,803	219,237
Motorola Solutions, Inc.	6,746	282,658
QUALCOMM, Inc.	37,599	1,828,439
Sprint Nextel Corp.*	66,383	201,804
Tellabs, Inc.	8,076	34,646
Verizon Communications, Inc.	62,876	2,313,837
Windstream Corp.	11,251	131,187

		12,578,520

Textiles — 0.0%
Cintas Corp.	3,055	85,968

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,212	104,743
Mattel, Inc.	7,881	204,039

		308,782

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	3,739	256,009

	Number of Shares	Value†

Transportation — (continued)
CSX Corp.	24,266	$453,046
Expeditors International of Washington, Inc.	4,973	201,655
FedEx Corp.	7,066	478,227
Norfolk Southern Corp.	7,852	479,129
Ryder System, Inc.	1,125	42,199
Union Pacific Corp.	11,010	899,187
United Parcel Service, Inc., Class B	22,174	1,400,288

		4,209,740

TOTAL COMMON STOCKS (Cost $232,796,056)		226,950,913

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Apartments — 0.3%
Apartment Investment & Management Co., Class A	2,762	61,095
AvalonBay Communities, Inc.	1,992	227,188
Equity Residential	6,392	331,553

		619,836

Diversified — 0.2%
Vornado Realty Trust	4,087	304,972
Weyerhaeuser Co.	11,808	183,614

		488,586

Forest Products & Paper — 0.1%
Plum Creek Timber Co.	3,847	133,529

Healthcare — 0.3%
HCP, Inc.	9,040	316,943
Health Care REIT, Inc.	4,000	187,200
Ventas, Inc.	6,453	318,778

		822,921

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	15,376	168,213

Industrial — 0.1%
ProLogis, Inc.	9,599	232,776

Office Property — 0.1%
Boston Properties, Inc.	3,142	279,952

Regional Malls — 0.3%
Simon Property Group, Inc.	6,628	728,948

Storage & Warehousing — 0.1%
Public Storage	3,116	346,967

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	143,747

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,911,587)		3,965,475

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U. S. Treasury Bills

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
0.010%, 10/20/11	$115	$114,999
0.010%, 02/23/12	224	223,973

TOTAL U.S. TREASURY OBLIGATIONS (Cost $338,990)		338,972

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,238,052)	2,238,052	2,238,052

TOTAL INVESTMENTS — 100.0% (Cost $239,284,685)(a)		$233,493,412

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $245,849,707. Net unrealized depreciation was $12,356,295. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $47,413,085 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $59,769,380.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INDEX 500 FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$226,950,913	$226,950,913	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,965,475	3,965,475	—	—
U.S. TREASURY OBLIGATIONS	338,972	—	338,972	—
SHORT-TERM INVESTMENTS	2,238,052	2,238,052	—	—

TOTAL INVESTMENTS	$233,493,412	$233,154,440	$338,972	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.7%
Aerospace & Defense — 1.1%
Triumph Group, Inc.	21,100	$1,028,414

Airlines — 1.5%
United Continental Holdings, Inc.*	73,845	1,431,116

Apparel — 2.9%
Coach, Inc.	19,820	1,027,271
Deckers Outdoor Corp.*	11,090	1,034,253
Under Armour, Inc., Class A*	10,980	729,182

		2,790,706

Auto Parts & Equipment — 1.2%
BorgWarner, Inc.*	18,670	1,130,095

Banks — 0.9%
Signature Bank*	18,940	904,006

Beverages — 4.3%
Dr. Pepper Snapple Group, Inc.	27,040	1,048,611
Green Mountain Coffee Roasters, Inc.*	19,830	1,843,000
Hansen Natural Corp.*	13,860	1,209,840

		4,101,451

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	26,510	1,698,231

Building Materials — 0.6%
Owens Corning*	25,350	549,588

Chemicals — 4.2%
Airgas, Inc.	14,930	952,833
Albemarle Corp.	6,980	281,992
CF Industries Holdings, Inc.	8,210	1,013,032
FMC Corp.	11,270	779,433
PPG Industries, Inc.	13,770	972,988

		4,000,278

Coal — 0.9%
Peabody Energy Corp.	25,500	863,940

Commercial Services — 2.8%
SuccessFactors, Inc.*	57,420	1,320,086
The Western Union Co.	86,060	1,315,857

		2,635,943

Computers — 3.4%
Fortinet, Inc.*	26,140	439,152
SanDisk Corp.*	34,260	1,382,391
Teradata Corp.*	26,120	1,398,204

		3,219,747

Diversified Financial Services — 1.2%
Affiliated Managers Group, Inc.*	14,920	1,164,506

Entertainment — 0.8%
Penn National Gaming, Inc.*	23,550	783,979

Environmental Control — 0.5%
Clean Harbors, Inc.*	9,540	489,402

	Number of Shares	Value†

Food — 3.3%
The Hershey Co.	21,750	$1,288,470
Whole Foods Market, Inc.	28,820	1,882,234

		3,170,704

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	12,980	637,318

Healthcare Products — 3.1%
Cepheid, Inc.*	20,290	787,861
Edwards Lifesciences Corp.*	9,020	642,945
Intuitive Surgical, Inc.*	2,250	819,630
The Cooper Cos., Inc.	9,200	728,180

		2,978,616

Home Furnishings — 1.2%
Tempur-Pedic International, Inc.*	21,860	1,150,055

Insurance — 0.9%
AON Corp.	20,610	865,208

Internet — 4.6%
Expedia, Inc.	39,390	1,014,292
F5 Networks, Inc.*	19,280	1,369,844
OpenTable, Inc.*	9,940	457,339
Sina Corp.*	11,450	819,935
TIBCO Software, Inc.*	30,340	679,313

		4,340,723

Iron & Steel — 0.8%
Cliffs Natural Resources, Inc.	15,340	784,948

Leisure Time — 0.9%
Harley-Davidson, Inc.	24,520	841,772

Lodging — 3.7%
MGM Resorts International*	73,640	684,116
Starwood Hotels & Resorts Worldwide, Inc.	37,360	1,450,315
Wynn Resorts Ltd.	11,810	1,359,095

		3,493,526

Machinery - Construction & Mining — 1.4%
Joy Global, Inc.	21,740	1,356,141

Machinery - Diversified — 2.9%
AGCO Corp.*	19,620	678,263
Cummins, Inc.	16,390	1,338,408
Rockwell Automation, Inc.	13,200	739,200

		2,755,871

Mining — 0.4%
Silver Wheaton Corp.	14,120	415,834

Miscellaneous Manufacturing — 1.2%
Hexcel Corp.*	21,920	485,747
Parker Hannifin Corp.	10,090	636,982

		1,122,729

Oil & Gas — 5.1%
Cabot Oil & Gas Corp.	14,770	914,411
Concho Resources, Inc.*	19,710	1,402,169
QEP Resources, Inc.	25,600	692,992

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Rowan Cos., Inc.*	31,070	$938,003
SM Energy Co.	15,340	930,371

		4,877,946

Oil & Gas Services — 1.5%
Cameron International Corp.*	34,620	1,438,115

Packaging and Containers — 0.7%
Crown Holdings, Inc.*	21,890	670,053

Pharmaceuticals — 8.6%
AmerisourceBergen Corp.	31,000	1,155,370
Catalyst Health Solutions, Inc.*	9,500	548,055
Mead Johnson Nutrition Co.	19,280	1,327,042
Medicis Pharmaceutical Corp., Class A	16,190	590,611
Onyx Pharmaceuticals, Inc.*	14,170	425,242
Perrigo Co.	13,970	1,356,627
Pharmasset, Inc.*	4,100	337,717
SXC Health Solutions Corp.*	12,720	708,504
Watson Pharmaceuticals, Inc.*	26,120	1,782,690

		8,231,858

Pipelines — 1.1%
El Paso Corp.	58,720	1,026,426

Retail — 7.7%
Abercrombie & Fitch Co., Class A	24,550	1,511,298
Arcos Dorados Holdings Inc., Class A	30,190	700,106
Bed Bath & Beyond, Inc.*	26,930	1,543,358
Chipotle Mexican Grill, Inc.*	3,880	1,175,446
Lululemon Athletica, Inc.*	14,520	706,398
Nordstrom, Inc.	37,290	1,703,407

		7,340,013

Semiconductors — 8.0%
Altera Corp.	41,740	1,316,062
Avago Technologies Ltd.	44,940	1,472,684
Broadcom Corp., Class A*	63,050	2,098,934
Cypress Semiconductor Corp.*	72,000	1,077,840
Lam Research Corp.*	31,700	1,203,966
Omnivision Technologies, Inc.*	31,100	436,644

		7,606,130

Software — 7.3%
Cerner Corp.*	18,800	1,288,176
Citrix Systems, Inc.*	23,220	1,266,186
Electronic Arts, Inc.*	65,020	1,329,659
MSCI, Inc., Class A*	17,890	542,604
Quality Systems, Inc.	4,990	484,030
Salesforce.com, Inc.*	10,000	1,142,800
VeriFone Systems, Inc.*	26,780	937,836

		6,991,291

Telecommunications — 1.3%
Acme Packet, Inc.*	14,960	637,146
NII Holdings, Inc.*	20,710	558,135

		1,195,281

Transportation — 2.2%
Expeditors International of Washington, Inc.	28,140	1,141,077
Kansas City Southern*	9,780	488,609

	Number of Shares	Value†

Transportation — (continued)
Kirby Corp.*	9,340	$491,657

		2,121,343

TOTAL COMMON STOCKS (Cost $88,652,422)		92,203,303

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Office Property — 0.8%
Boston Properties, Inc. (Cost $882,248)	8,870	790,317

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,327,513)	2,327,513	2,327,513

TOTAL INVESTMENTS — 100.0% (Cost $91,862,183)(a)		$95,321,133

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $91,953,529. Net unrealized appreciation was $3,367,604. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,643,480 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,275,876.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$92,203,303	$92,203,303	$—	$—
REAL ESTATE INVESTMENT TRUSTS	790,317	790,317	—	—
SHORT-TERM INVESTMENTS	2,327,513	2,327,513	—	—

TOTAL INVESTMENTS	$95,321,133	$95,321,133	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 88.2%
Aerospace & Defense — 2.3%
Embraer SA ADR	59,000	$1,496,830
Spirit Aerosystems Holdings, Inc., Class A*	39,900	636,405

		2,133,235

Auto Parts & Equipment — 2.9%
Lear Corp.	36,600	1,570,140
WABCO Holdings, Inc.*	29,100	1,101,726

		2,671,866

Banks — 7.2%
Fifth Third Bancorp	163,800	1,654,380
First Horizon National Corp.	65,104	388,020
Huntington Bancshares, Inc.	221,400	1,062,720
KeyCorp	35,700	211,701
Regions Financial Corp.	198,900	662,337
SunTrust Banks, Inc.	77,300	1,387,535
Synovus Financial Corp.	249,300	266,751
Zions Bancorporation	67,300	946,911

		6,580,355

Beverages — 1.3%
Dr. Pepper Snapple Group, Inc.	29,800	1,155,644

Building Materials — 2.2%
Masco Corp.	75,700	538,984
Owens Corning*	65,800	1,426,544

		1,965,528

Commercial Services — 4.3%
Lender Processing Services, Inc.	86,650	1,186,239
Moody’s Corp.	89,100	2,713,095

		3,899,334

Diversified Financial Services — 1.5%
Invesco Ltd.	89,500	1,388,145

Electric — 8.3%
Alliant Energy Corp.	41,500	1,605,220
CMS Energy Corp.	79,500	1,573,305
DPL, Inc.	4,000	120,560
DTE Energy Co.	11,400	558,828
Great Plains Energy, Inc.	50,900	982,370
NV Energy, Inc.	127,000	1,868,170
OGE Energy Corp.	18,100	864,999

		7,573,452

Electrical Components & Equipment — 1.3%
Energizer Holdings, Inc.*	18,500	1,229,140

Electronics — 2.0%
Avnet, Inc.*	71,200	1,856,896

Engineering & Construction — 1.8%
Chicago Bridge & Iron Co. NV	33,000	944,790
McDermott International, Inc.*	63,100	678,956

		1,623,746

Food — 0.3%
The J.M. Smucker Co.	3,900	284,271

Gas — 3.1%
CenterPoint Energy, Inc.	88,000	1,726,560

	Number of Shares	Value†

Gas — (continued)
Questar Corp.	61,000	$1,080,310

		2,806,870

Healthcare Services — 6.6%
Aetna, Inc.	29,600	1,075,960
CIGNA Corp.	39,200	1,644,048
Coventry Health Care, Inc.*	56,150	1,617,681
MEDNAX, Inc.*	26,100	1,634,904

		5,972,593

Home Builders — 1.2%
NVR, Inc.*	1,800	1,087,164

Home Furnishings — 0.8%
Whirlpool Corp.	15,500	773,605

Housewares — 1.2%
Newell Rubbermaid, Inc.	90,000	1,068,300

Insurance — 9.1%
Assurant, Inc.	56,000	2,004,800
Lincoln National Corp.	76,600	1,197,258
PartnerRe Ltd.	14,700	768,369
Principal Financial Group, Inc.	64,800	1,469,016
Reinsurance Group of America, Inc.	12,200	560,590
The Progressive Corp.	48,300	857,808
W. R. Berkley Corp.	47,600	1,413,244

		8,271,085

Iron & Steel — 1.1%
Cliffs Natural Resources, Inc.	20,000	1,023,400

Leisure Time — 0.8%
Harley-Davidson, Inc.	20,800	714,064

Machinery - Construction & Mining — 0.4%
Terex Corp.*	39,600	406,296

Machinery - Diversified — 1.1%
AGCO Corp.*	30,100	1,040,557

Media — 2.7%
Cablevision Systems Corp., Class A	38,800	610,324
The McGraw-Hill Cos., Inc.	44,100	1,808,100

		2,418,424

Mining — 1.1%
Teck Resources Ltd., Class B	32,900	960,351

Miscellaneous Manufacturing — 1.1%
Eaton Corp.	29,500	1,047,250

Oil & Gas — 4.7%
Denbury Resources, Inc.*	77,800	894,700
Ensco Plc ADR	15,800	638,794
Newfield Exploration Co.*	18,000	714,420
Noble Corp.	12,200	358,070
Noble Energy, Inc.	16,000	1,132,800
Whiting Petroleum Corp.*	14,200	498,136

		4,236,920

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — 1.8%
Complete Production Services, Inc.*	17,800	$335,530
National Oilwell Varco, Inc.	14,800	758,056
Oceaneering International, Inc.	15,500	547,770

		1,641,356

Pharmaceuticals — 4.7%
AmerisourceBergen Corp.	44,500	1,658,515
Shire Plc ADR	20,600	1,934,958
Warner Chilcott Plc, Class A	45,400	649,220

		4,242,693

Retail — 6.5%
Chico’s FAS, Inc.	71,100	812,673
J.C. Penney Co., Inc.	43,900	1,175,642
Limited Brands, Inc.	32,300	1,243,873
Macy’s, Inc.	70,300	1,850,296
World Fuel Services Corp.	25,000	816,250

		5,898,734

Semiconductors — 3.5%
Lam Research Corp.*	31,100	1,181,178
NXP Semiconductor N.V.	56,400	796,368
ON Semiconductor Corp.*	170,100	1,219,617

		3,197,163

Telecommunications — 1.3%
Anixter International, Inc.	24,300	1,152,792

TOTAL COMMON STOCKS (Cost $81,432,997)		80,321,229

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Building & Real Estate — 1.0%
Annaly Capital Management, Inc.	53,700	893,031

Diversified — 1.1%
Vornado Realty Trust	13,616	1,016,026

Office Property — 1.8%
Alexandria Real Estate Equities, Inc.	13,100	804,209
Boston Properties, Inc.	9,800	873,180

		1,677,389

Regional Malls — 1.1%
The Macerich Co.	23,377	996,561

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,097,127)		4,583,007

SHORT-TERM INVESTMENTS — 6.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $6,202,945)	6,202,945	6,202,945

TOTAL INVESTMENTS — 100.0% (Cost $90,733,069)(a)		$91,107,181

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $92,200,093. Net unrealized depreciation was $1,092,912. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,633,586 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,726,498.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CAP VALUE FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	92%
United Kingdom	3
Netherlands	2
Bermuda	1
Brazil	1
Canada	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CAP VALUE FUND

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$80,321,229	$80,321,229	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,583,007	4,583,007	—	—
SHORT-TERM INVESTMENTS	6,202,945	6,202,945	—	—

TOTAL INVESTMENTS	$91,107,181	$91,107,181	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.1%
Advertising — 4.1%
Omnicom Group, Inc.	22,100	$814,164
The Interpublic Group of Cos., Inc.	135,600	976,320

		1,790,484

Aerospace & Defense — 1.8%
Goodrich Corp.	1,400	168,952
Rockwell Collins, Inc.	12,100	638,396

		807,348

Agriculture — 2.4%
Bunge Ltd.	17,700	1,031,733

Airlines — 0.5%
Southwest Airlines Co.	28,100	225,924

Auto Parts & Equipment — 0.9%
Lear Corp.	5,700	244,530
WABCO Holdings, Inc.*	4,100	155,226

		399,756

Banks — 7.8%
CIT Group, Inc.*	6,700	203,479
City National Corp.	13,000	490,880
Comerica, Inc.	15,500	356,035
Commerce Bancshares, Inc.	9,938	345,345
Cullen/Frost Bankers, Inc.	9,100	417,326
Hancock Holding Co.	17,500	468,650
M&T Bank Corp.	7,600	531,240
Signature Bank*	9,600	458,208
UMB Financial Corp.	5,200	166,816

		3,437,979

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	7,200	279,216

Biotechnology — 0.4%
Charles River Laboratories International, Inc.*	5,400	154,548

Chemicals — 3.9%
Air Products & Chemicals, Inc.	4,500	343,665
Ashland, Inc.	11,400	503,196
Celanese Corp., Series A	12,500	406,625
Eastman Chemical Co.	6,700	459,151

		1,712,637

Coal — 0.5%
Consol Energy, Inc.	6,700	227,331

Commercial Services — 0.7%
The Western Union Co.	20,700	316,503

Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.*	4,500	351,225
Invesco Ltd.	9,400	145,794
Lazard Ltd., Class A	29,500	622,450
LPL Investment Holdings. Inc.*	12,900	327,918

		1,447,387

Electric — 3.3%
CMS Energy Corp.	29,600	585,784

	Number of Shares	Value†

Electric — (continued)
Northeast Utilities	8,100	$272,565
PPL Corp.	21,200	605,048

		1,463,397

Electrical Components & Equipment — 1.3%
AMETEK, Inc.	5,950	196,172
General Cable Corp.*	15,400	359,590

		555,762

Electronics — 2.2%
FLIR Systems, Inc.	11,200	280,560
Garmin Ltd.	4,500	142,965
TE Connectivity Ltd.	14,000	393,960
Woodward, Inc.	5,400	147,960

		965,445

Engineering & Construction — 1.5%
Jacobs Engineering Group, Inc.*	12,100	390,709
URS Corp.*	9,200	272,872

		663,581

Environmental Control — 1.8%
Republic Services, Inc.	28,095	788,346

Gas — 0.5%
Questar Corp.	12,700	224,917

Hand & Machine Tools — 0.7%
Kennametal, Inc.	9,800	320,852

Healthcare Products — 3.0%
Kinetic Concepts, Inc.*	6,800	448,052
Patterson Cos., Inc.	6,400	183,232
St. Jude Medical, Inc.	8,700	314,853
Zimmer Holdings, Inc.*	6,600	353,100

		1,299,237

Healthcare Services — 2.5%
Coventry Health Care, Inc.*	13,200	380,292
DaVita, Inc.*	2,000	125,340
HealthSouth Corp.*	9,500	141,835
Humana, Inc.	4,800	349,104
Universal Health Services, Inc., Class B	3,200	108,800

		1,105,371

Home Furnishings — 0.6%
Harman International Industries, Inc.	9,100	260,078

Household Products & Wares — 2.6%
Fortune Brands, Inc.	11,700	632,736
Tupperware Brands Corp.	9,100	489,034

		1,121,770

Insurance — 3.8%
ACE Ltd.	5,800	351,480
AON Corp.	12,300	516,354
Marsh & McLennan Cos., Inc.	12,900	342,366
PartnerRe Ltd.	8,400	439,068

		1,649,268

Iron & Steel — 2.0%
Carpenter Technology Corp.	9,700	435,433

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — (continued)
Reliance Steel & Aluminum Co.	13,100	$445,531

		880,964

Media — 0.9%
Discovery Communications, Inc., Class A*	10,200	383,724

Mining — 2.5%
Agnico-Eagle Mines Ltd.	5,200	309,504
IAMGOLD Corp.	31,100	615,158
Royal Gold, Inc.	3,000	192,180

		1,116,842

Miscellaneous Manufacturing — 6.6%
Dover Corp.	11,400	531,240
Eaton Corp.	11,500	408,250
Ingersoll-Rand Plc	7,800	219,102
Pall Corp.	9,900	419,760
Parker Hannifin Corp.	4,600	290,398
SPX Corp.	4,600	208,426
Trinity Industries, Inc.	24,500	524,545
Tyco International Ltd.	6,900	281,175

		2,882,896

Office & Business Equipment — 1.0%
Xerox Corp.	61,900	431,443

Oil & Gas — 6.9%
Cabot Oil & Gas Corp.	2,400	148,584
ENSCO International Plc ADR	5,461	220,788
EQT Corp.	19,400	1,035,184
Forest Oil Corp.*	5,900	84,960
Helmerich & Payne, Inc.	3,400	138,040
QEP Resources, Inc.	22,600	611,782
Range Resources Corp.	8,200	479,372
Rowan Cos., Inc.*	11,000	332,090

		3,050,800

Oil & Gas Services — 2.3%
Halliburton Co.	11,081	338,192
Superior Energy Services, Inc.*	12,600	330,624
Weatherford International Ltd.*	28,600	349,206

		1,018,022

Packaging and Containers — 2.9%
Ball Corp.	5,800	179,916
Greif, Inc., Class A	12,000	514,680
Temple-Inland, Inc.	19,100	599,167

		1,293,763

Pharmaceuticals — 5.4%
AmerisourceBergen Corp.	3,000	111,810
McKesson Corp.	6,900	501,630
Mylan, Inc.*	50,800	863,600
Par Pharmaceutical Cos., Inc.*	8,500	226,270
Warner Chilcott Plc, Class A	25,000	357,500
Watson Pharmaceuticals, Inc.*	4,800	327,600

		2,388,410

Pipelines — 1.5%
El Paso Corp.	38,000	664,240

	Number of Shares	Value†

Retail — 4.6%
Darden Restaurants, Inc.	1,400	$59,850
Guess?, Inc.	15,700	447,293
Macy’s, Inc.	25,300	665,896
PetSmart, Inc.	7,200	307,080
Pier 1 Imports, Inc.*	55,000	537,900

		2,018,019

Semiconductors — 0.9%
Analog Devices, Inc.	5,400	168,750
Micron Technology, Inc.*	46,400	233,856

		402,606

Software — 3.4%
Adobe Systems, Inc.*	18,222	440,426
Fiserv, Inc.*	13,200	670,164
Intuit, Inc.	7,600	360,544

		1,471,134

Telecommunications — 1.7%
Anixter International, Inc.	5,100	241,944
CenturyLink, Inc.	14,628	484,479

		726,423

Transportation — 1.8%
Gulfmark Offshore, Inc., Class A*	2,900	105,386
Kansas City Southern*	6,100	304,756
Tidewater, Inc.	8,800	370,040

		780,182

TOTAL COMMON STOCKS (Cost $43,366,880)		41,758,338

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Office Property — 0.7%
Alexandria Real Estate Equities, Inc. (Cost $271,277)	4,900	300,811

SHORT-TERM INVESTMENTS — 4.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,853,931)	1,853,931	1,853,931

TOTAL INVESTMENTS — 100.0% (Cost $45,492,088)		$43,913,080	(a)

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $45,717,454. Net unrealized depreciation was $1,804,374. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,541,934 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,346,308.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CORE VALUE FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	92%
Bermuda	3
Canada	2
Switzerland	2
United Kingdom	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MID CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$41,758,338	$41,758,338	$—	$—
REAL ESTATE INVESTMENT TRUSTS	300,811	300,811	—	—
SHORT-TERM INVESTMENTS	1,853,931	1,853,931	—	—

TOTAL INVESTMENTS	$43,913,080	$43,913,080	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 93.4%
Aerospace & Defense — 5.7%
Embraer SA ADR	10,930	$277,294
TransDigm Group, Inc.*	7,520	614,158
Triumph Group, Inc.	7,640	372,374

		1,263,826

Apparel — 2.5%
Deckers Outdoor Corp.*	4,580	427,131
Under Armour, Inc., Class A*	2,120	140,789

		567,920

Auto Manufacturers — 1.3%
Tesla Motors, Inc.*	11,476	279,900

Auto Parts & Equipment — 2.4%
BorgWarner, Inc.*	5,370	325,046
WABCO Holdings, Inc.*	5,720	216,559

		541,605

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	5,540	354,892

Chemicals — 2.7%
Airgas, Inc.	9,520	607,566

Commercial Services — 6.2%
Gartner, Inc.*	14,235	496,374
Hertz Global Holdings, Inc.*	29,210	259,969
ServiceSource International, Inc.*	18,989	250,845
SuccessFactors, Inc.*	16,747	385,014

		1,392,202

Computers — 1.0%
Riverbed Technology, Inc.*	10,840	216,366

Distribution & Wholesale — 1.3%
WESCO International, Inc.*	8,410	282,156

Diversified Financial Services — 1.7%
Affiliated Managers Group, Inc.*	4,360	340,298
LPL Investment Holdings. Inc.*	1,764	44,841

		385,139

Entertainment — 1.6%
National CineMedia, Inc.	24,144	350,329

Healthcare Products — 2.7%
Alere, Inc.*	8,700	170,955
Bruker Corp.*	19,570	264,782
HeartWare International, Inc.*	2,450	157,805

		593,542

Healthcare Services — 3.2%
Healthspring, Inc.*	11,014	401,570
MEDNAX, Inc.*	4,890	306,310

		707,880

Home Furnishings — 1.5%
Tempur-Pedic International, Inc.*	6,140	323,025

Internet — 7.7%
BroadSoft, Inc.*	12,510	379,678
Equinix, Inc.*	4,910	436,155

	Number of Shares	Value†

Internet — (continued)
MercadoLibre, Inc.	5,250	$282,188
Shutterfly, Inc.	5,920	243,786
TIBCO Software, Inc.*	17,000	380,630

		1,722,437

Machinery - Diversified — 5.0%
AGCO Corp.*	5,480	189,444
Chart Industries, Inc.*	7,330	309,106
Graco, Inc.	11,410	389,537
Robbins & Myers, Inc.	6,540	227,003

		1,115,090

Oil & Gas — 4.9%
Brigham Exploration Co.*	15,240	384,963
Concho Resources, Inc.*	3,020	214,843
Pioneer Natural Resources Co.	4,430	291,361
SandRidge Energy, Inc.*	38,440	213,726

		1,104,893

Oil & Gas Services — 2.8%
CARBO Ceramics, Inc.	2,700	276,831
Oil States International, Inc.*	6,810	346,765

		623,596

Packaging and Containers — 1.8%
Crown Holdings, Inc.*	13,370	409,256

Pharmaceuticals — 7.5%
AmerisourceBergen Corp.	6,350	236,664
BioMarin Pharmaceutical, Inc.*	5,500	175,285
Catalyst Health Solutions, Inc.*	9,400	542,286
Impax Laboratories, Inc.*	12,070	216,174
Pharmasset, Inc.*	6,180	509,047

		1,679,456

Retail — 6.3%
Abercrombie & Fitch Co., Class A	2,120	130,507
Dick’s Sporting Goods, Inc.*	11,310	378,433
Vera Bradley, Inc.*	10,080	363,384
Vitamin Shoppe, Inc.*	7,370	275,933
Williams-Sonoma, Inc.	8,500	261,715

		1,409,972

Semiconductors — 6.0%
Atmel Corp.*	23,280	187,870
Avago Technologies Ltd.	11,500	376,855
Microchip Technology, Inc.	5,530	172,038
Netlogic Microsystems, Inc.*	12,441	598,536

		1,335,299

Software — 6.1%
Aspen Technology, Inc.*	21,850	333,649
athenahealth, Inc.*	4,230	251,897
MSCI, Inc., Class A*	8,030	243,550
QLIK Technologies, Inc.*	11,751	254,527
Red Hat, Inc.*	6,640	280,606

		1,364,229

Storage & Warehousing — 1.1%
Wesco Aircraft Holdings Inc*	22,287	243,597

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 5.8%
Acme Packet, Inc.*	5,250	$223,598
Iridium Communications, Inc.*	36,880	228,656
LogMeIn, Inc.*	7,272	241,503
SBA Communications Corp., Class A*	7,950	274,116
Virgin Media, Inc.	13,860	337,491

		1,305,364

Transportation — 3.0%
Kansas City Southern*	13,520	675,459

TOTAL COMMON STOCKS (Cost $23,880,737)		20,854,996

SHORT-TERM INVESTMENTS — 6.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,484,962)	1,484,962	1,484,962

TOTAL INVESTMENTS — 100.0% (Cost $25,365,699) (a)		$22,339,958

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $25,365,699. Net unrealized depreciation was $3,025,741. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $899,898 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,925,639.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$20,854,996	$20,854,996	$—	$—
SHORT-TERM INVESTMENTS	1,484,962	1,484,962	—	—

TOTAL INVESTMENTS	$22,339,958	$22,339,958	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 89.9%
Agriculture — 0.6%
Bunge Ltd.	2,570	$149,805

Airlines — 0.7%
Alaska Air Group, Inc.*	3,050	171,685

Apparel — 1.2%
The Jones Group, Inc.	31,100	286,431

Auto Parts & Equipment — 3.9%
Cooper Tire & Rubber Co.	22,850	248,837
Dana Holding Corp.*	12,400	130,200
Lear Corp.	7,975	342,127
TRW Automotive Holdings Corp.*	7,825	256,112

		977,276

Banks — 7.1%
Associated Banc-Corp.	22,200	206,460
CapitalSource, Inc.	46,600	286,124
Comerica, Inc.	12,875	295,739
Hancock Holding Co.	5,142	137,703
Huntington Bancshares, Inc.	62,900	301,920
Popular, Inc.*	120,400	180,600
Susquehanna Bancshares, Inc.	37,500	205,125
Webster Financial Corp.	9,400	143,820

		1,757,491

Beverages — 1.4%
Constellation Brands, Inc., Class A*	18,850	339,300

Chemicals — 3.2%
Ferro Corp.*	26,500	162,975
Huntsman Corp.	18,600	179,862
OM Group, Inc.*	3,400	88,298
PolyOne Corp.	22,900	245,259
Westlake Chemical Corp.	3,800	130,264

		806,658

Commercial Services — 1.2%
Convergys Corp.*	31,900	299,222

Computers — 1.7%
Insight Enterprises, Inc.*	17,700	267,978
NCR Corp.*	8,750	147,788

		415,766

Distribution & Wholesale — 0.8%
WESCO International, Inc.*	5,750	192,913

Diversified Financial Services — 1.2%
Legg Mason, Inc.	5,900	151,689
MF Global Holdings Ltd.*	37,100	153,223

		304,912

Electric — 7.2%
CMS Energy Corp.	18,425	364,630
NV Energy, Inc.	24,600	361,866
PNM Resources, Inc.	22,100	363,103
Portland General Electric Co.	14,775	350,020
Unisource Energy Corp.	9,300	335,637

		1,775,256

	Number of Shares	Value†

Electrical Components & Equipment — 1.8%
EnerSys*	11,100	$222,222
General Cable Corp.*	9,750	227,662

		449,884

Electronics — 7.1%
Arrow Electronics, Inc.*	10,350	287,523
AU Optronics Corp. ADR	67,240	266,270
Avnet, Inc.*	12,000	312,960
Celestica, Inc.*	28,200	204,450
Flextronics International Ltd.	54,600	307,398
Thomas & Betts Corp.*	5,150	205,537
TTM Technologies, Inc.*	17,800	169,278

		1,753,416

Engineering & Construction — 0.6%
Tutor Perini Corp.	12,300	141,327

Food — 4.4%
Dean Foods Co.*	25,200	223,524
Dole Food Co., Inc.*	23,200	232,000
Smithfield Foods, Inc.*	12,150	236,925
Tyson Foods, Inc., Class A	22,800	395,808

		1,088,257

Gas — 3.8%
Atmos Energy Corp.	9,525	309,086
NiSource, Inc.	13,575	290,234
UGI Corp.	12,900	338,883

		938,203

Healthcare Services — 3.0%
Health Net, Inc.*	14,800	350,908
LifePoint Hospitals, Inc.*	7,550	276,632
Molina Healthcare, Inc.*	6,900	106,536

		734,076

Home Builders — 1.3%
NVR, Inc.*	530	320,109

Household Products & Wares — 2.0%
American Greetings Corp., Class A	16,900	312,650
Avery Dennison Corp.	7,500	188,100

		500,750

Housewares — 0.9%
Newell Rubbermaid, Inc.	19,000	225,530

Insurance — 6.6%
AmTrust Financial Services, Inc.	10,600	235,956
Aspen Insurance Holdings Ltd.	11,550	266,112
Endurance Specialty Holdings Ltd.	9,175	313,326
Platinum Underwriters Holdings Ltd.	10,400	319,800
Reinsurance Group of America, Inc.	6,125	281,444
Unum Group	10,975	230,036

		1,646,674

Iron & Steel — 1.6%
Reliance Steel & Aluminum Co.	8,350	283,984
Steel Dynamics, Inc.	11,900	118,048

		402,032

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 0.8%
Royal Caribbean Cruises Ltd.	9,350	$202,334

Media — 0.7%
Gannett Co., Inc.	19,200	182,976

Metal Fabricate/Hardware — 1.9%
Commercial Metals Co.	20,350	193,528
Timken Co.	8,700	285,534

		479,062

Oil & Gas — 3.3%
Forest Oil Corp.*	10,900	156,960
Stone Energy Corp.*	9,450	153,184
Swift Energy Co.*	9,050	220,277
Tesoro Corp.*	14,400	280,368

		810,789

Pharmaceuticals — 0.9%
Par Pharmaceutical Cos., Inc.*	8,175	217,619

Retail — 8.6%
ANN, Inc.*	14,400	328,896
Big Lots, Inc.*	10,750	374,422
Foot Locker, Inc.	11,900	239,071
GameStop Corp., Class A*	13,100	302,610
Office Depot, Inc.*	50,600	104,236
Saks, Inc.*	24,900	217,875
Signet Jewelers Ltd.	8,400	283,920
The Children’s Place Retail Stores, Inc.*	6,000	279,180

		2,130,210

Savings & Loans — 1.7%
First Niagara Financial Group, Inc.	15,500	141,825
People’s United Financial, Inc.	13,100	149,340
Washington Federal, Inc.	10,650	135,681

		426,846

Semiconductors — 3.0%
Amkor Technology, Inc.*	47,200	205,792
Entegris, Inc.*	33,100	211,178
Lam Research Corp.*	8,550	324,729

		741,699

Software — 0.9%
Take-Two Interactive Software, Inc.*	17,300	220,056

Telecommunications — 1.7%
Amdocs Ltd.	5,575	151,194
Anixter International, Inc.	2,550	120,972
Arris Group, Inc.*	14,300	147,290

		419,456

Transportation — 2.0%
Bristow Group, Inc.	8,125	344,744
Teekay Corp.	6,500	146,965

		491,709

Trucking and Leasing — 1.1%
Aircastle Ltd.	29,600	281,792

	Number of Shares	Value†

TOTAL COMMON STOCKS (Cost $24,647,591)		$22,281,521

REAL ESTATE INVESTMENT TRUSTS — 7.5%
Apartments — 3.0%
BRE Properties, Inc.	4,800	$203,232
Camden Property Trust	3,900	215,514
Home Properties, Inc.	3,600	204,336
Mid-America Apartment Communities, Inc.	2,200	132,484

		755,566

Diversified — 1.3%
Entertainment Properties Trust	8,200	319,636

Hotels & Resorts — 0.9%
DiamondRock Hospitality Co.	31,500	220,185

Office Property — 1.4%
BioMed Realty Trust, Inc.	20,450	338,856

Regional Malls — 0.9%
Glimcher Realty Trust	32,400	229,392

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,169,425)		1,863,635

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $642,479)	642,479	642,479

TOTAL INVESTMENTS — 100.0% (Cost $27,459,495)(a)		$24,787,635

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $27,496,736 Net unrealized depreciation was $2,709,101. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,438,051 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,147,152.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMID CAP VALUE FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	91%
Bermuda	5
Canada	1
Puerto Rico	1
Singapore	1
Taiwan	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$22,281,521	$22,281,521	$—	$—
TOTAL REAL ESTATE INVESTMENT TRUSTS	1,863,635	1,863,635	—	—
SHORT-TERM INVESTMENTS	642,479	642,479	—	—

TOTAL INVESTMENTS	$24,787,635	$24,787,635	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 92.6%
Airlines — 0.7%
Copa Holdings S.A., Class A	8,927	$546,957

Auto Manufacturers — 3.0%
Tesla Motors, Inc.*#	41,400	1,009,746
Wabash National Corp.*	242,750	1,157,917

		2,167,663

Biotechnology — 4.0%
Cubist Pharmaceuticals, Inc.*	34,425	1,215,891
Emergent BioSolutions, Inc.*	62,225	960,132
Myriad Genetics, Inc.*	40,575	760,375

		2,936,398

Commercial Services — 9.0%
American Public Education, Inc.*	42,516	1,445,544
FTI Consulting, Inc.*	17,250	634,973
Huron Consulting Group, Inc.*	20,175	628,048
SuccessFactors, Inc.*	47,650	1,095,473
The Corporate Executive Board Co.	19,050	567,690
United Rentals, Inc.*#	71,375	1,201,955
VistaPrint N.V.*	38,679	1,045,493

		6,619,176

Distribution & Wholesale — 0.7%
Titan Machinery, Inc.*	29,125	521,338

Diversified Financial Services — 7.6%
AerCap Holdings N.V.*	211,831	2,101,364
Encore Capital Group, Inc.*	41,000	895,850
Financial Engines, Inc.*	39,975	723,947
MarketAxess Holdings, Inc.	37,175	967,293
WisdomTree Investments, Inc.*	131,775	925,061

		5,613,515

Electronics — 0.2%
Cymer, Inc.*	4,650	172,887

Food — 0.9%
Fresh Market, Inc. (The)*#	17,925	684,018

Healthcare Products — 10.0%
Abaxis, Inc.*	30,936	708,744
Align Technology, Inc.*	82,116	1,245,700
Hansen Medical, Inc.*	212,762	706,370
Insulet Corp.*	39,300	599,718
Masimo Corp.	28,398	614,816
NuVasive, Inc.*	111,155	1,897,416
NxStage Medical, Inc.*	33,300	694,638
Zoll Medical Corp.*	22,700	856,698

		7,324,100

Healthcare Services — 0.7%
IPC The Hospitalist Co., Inc.*	14,925	532,673

Internet — 10.9%
Ancestry.com, Inc.*	42,700	1,003,450
BroadSoft, Inc.*#	77,475	2,351,366
Constant Contact, Inc.*#	97,770	1,690,443
ReachLocal, Inc.*#	51,597	560,859
Responsys, Inc.*	49,625	534,958

	Number of Shares	Value†

Internet — (continued)
Sapient Corp.	60,950	$618,033
Shutterfly, Inc.	30,000	1,235,400

		7,994,509

Leisure Time — 1.6%
Life Time Fitness, Inc.*	32,280	1,189,518

Metal Fabricate/Hardware — 1.2%
Dynamic Materials Corp.	56,650	892,238

Mining — 6.2%
Globe Specialty Metals, Inc.	105,600	1,533,312
Great Basin Gold Ltd*	465,650	786,949
Horsehead Holding Corp.*	180,705	1,340,831
Silver Standard Resources, Inc.*	50,375	924,381

		4,585,473

Miscellaneous Manufacturing — 2.4%
Polypore International, Inc.*	30,850	1,743,642

Oil & Gas — 10.7%
Carrizo Oil & Gas, Inc.*	46,800	1,008,540
Comstock Resources, Inc.*	131,210	2,028,507
Endeavour International Corp.*	40,000	319,200
Georesources, Inc.*	28,471	506,499
Goodrich Petroleum Corp.*#	159,722	1,887,914
Quicksilver Resources, Inc.*#	236,133	1,789,888
Swift Energy Co.*	11,600	282,344

		7,822,892

Oil & Gas Services — 0.7%
Tesco Corp.*	42,460	492,536

Pharmaceuticals — 4.1%
Durect Corp.*	210,862	339,488
Questcor Pharmaceuticals, Inc.*	55,325	1,508,159
Salix Pharmaceuticals Ltd.*	38,075	1,127,020

		2,974,667

Retail — 2.4%
Cabela’s, Inc.*	55,475	1,136,683
Texas Roadhouse, Inc.	48,900	646,458

		1,783,141

Semiconductors — 2.9%
Cavium, Inc.*	6,350	171,513
Inphi Corp.*#	142,075	1,245,998
Mellanox Technologies Ltd*	21,650	675,913

		2,093,424

Software — 4.7%
CommVault Systems, Inc.*	19,550	724,523
Concur Technologies, Inc.*#	19,375	721,138
InnerWorkings, Inc.*#	161,341	1,264,913
Rosetta Stone, Inc.*	82,002	750,318

		3,460,892

Storage & Warehousing — 1.5%
Mobile Mini, Inc.*	66,262	1,089,347

Telecommunications — 4.6%
Aruba Networks, Inc.*	30,050	628,346

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Ciena Corp.*#	47,850	$535,920
Sycamore Networks, Inc.	122,324	2,207,948

		3,372,214

Transportation — 1.9%
Celadon Group, Inc.	66,704	592,332
Scorpio Tankers, Inc.*	108,530	573,038
Vitran Corp., Inc.*	62,088	245,248

		1,410,618

TOTAL COMMON STOCKS (Cost $79,822,967)		68,023,836

SHORT-TERM INVESTMENTS — 7.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,407,078)	5,407,078	5,407,078

TOTAL INVESTMENTS — 100.0% (Cost $85,230,045)(a)		$73,430,914

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $87,170,002. Net unrealized depreciation was $13,739,088. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,193,314 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,932,402

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP GROWTH FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United States	90%
Netherlands	4
Canada	2
Israel	1
Panama	1
Principality of Monaco	1
South Africa	1

Total	100%

†	% of total investments as of September 30, 2011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$68,023,836	$68,023,836	$—	$—
SHORT-TERM INVESTMENTS	5,407,078	5,407,078	—	—

TOTAL INVESTMENTS	$73,430,914	$73,430,914	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 83.1%
Aerospace & Defense — 1.7%
AAR Corp.	31,108	$518,570
Kaman Corp.	33,789	941,024
Triumph Group, Inc.	16,438	801,188

		2,260,782

Airlines — 0.5%
JetBlue Airways Corp.*	173,143	709,886

Apparel — 2.3%
Deckers Outdoor Corp.*	6,193	577,559
G-III Apparel Group Ltd.*	12,736	291,145
Iconix Brand Group, Inc.*	47,418	749,205
Steven Madden Ltd.*	19,312	581,291
The Warnaco Group, Inc.*	19,256	887,509

		3,086,709

Auto Parts & Equipment — 1.3%
Dana Holding Corp.*	25,710	269,955
Tenneco, Inc.*	34,477	882,956
Visteon Corp.*	12,582	541,026

		1,693,937

Banks — 10.7%
BancorpSouth, Inc.	26,987	236,946
Bank of the Ozarks, Inc.	41,866	876,255
Boston Private Financial Holdings, Inc.	48,586	285,686
Bridge Capital Holdings*	10,959	110,248
CoBiz Financial, Inc.	30,268	135,298
Columbia Banking System, Inc.	27,959	400,373
Community Bank System, Inc.	18,795	426,459
East West Bancorp, Inc.	17,664	263,370
F.N.B. Corp.	67,935	582,203
First Financial Bankshares, Inc.	26,514	693,606
First Midwest Bancorp, Inc.	55,757	408,141
Glacier Bancorp, Inc.	62,935	589,701
Hancock Holding Co.	33,735	903,423
Heritage Financial Corp.	15,821	174,664
Home Bancshares, Inc.	16,695	354,268
IBERIABANK Corp.	8,553	402,504
Independent Bank Corp.	12,834	279,011
Lakeland Financial Corp.	13,659	282,195
MB Financial, Inc.	44,344	652,744
Pinnacle Financial Partners, Inc.*	31,507	344,687
PrivateBancorp, Inc.	46,126	346,867
Prosperity Bancshares, Inc.	26,330	860,464
Sandy Spring Bancorp, Inc.	14,873	217,592
SCBT Financial Corp.	18,035	445,104
Sierra Bancorp	8,123	74,325
Signature Bank*	29,284	1,397,725
Simmons First National Corp., Class A	9,337	202,613
Southcoast Financial Corp.*	13,467	23,567
Summit State Bank	9,857	51,158
Texas Capital Bancshares, Inc.*	26,600	607,810
The First of Long Island Corp.	8,090	183,319
Trico Bancshares	18,251	223,940
UMB Financial Corp.	21,245	681,540
Webster Financial Corp.	42,807	654,947

		14,372,753

	Number of Shares	Value†

Building Materials — 0.8%
Comfort Systems USA, Inc.	83,531	$694,978
Universal Forest Products, Inc.	17,145	412,337

		1,107,315

Chemicals — 2.2%
H.B. Fuller Co.	33,556	611,390
Minerals Technologies, Inc.	22,978	1,132,126
PolyOne Corp.	99,542	1,066,095
Tronox, Inc.*	1,674	130,572

		2,940,183

Commercial Services — 3.1%
Ascent Capital Group Inc., Class A*	18,115	712,282
Convergys Corp.*	66,758	626,190
Monro Muffler Brake, Inc.	15,828	521,849
On Assignment, Inc.*	60,800	429,856
PHH Corp.*	24,255	390,020
RSC Holdings, Inc.*	111,168	792,628
Team Health Holdings, Inc.*	43,859	720,165

		4,192,990

Computers — 1.6%
Electronics for Imaging, Inc.*	53,836	725,171
Mentor Graphics Corp.*	59,589	573,246
MTS Systems Corp.	14,012	429,328
NetScout Systems, Inc.*	39,020	445,608

		2,173,353

Cosmetics & Personal Care — 0.4%
Elizabeth Arden, Inc.*	18,683	531,345

Distribution & Wholesale — 2.2%
Beacon Roofing Supply, Inc.*	34,390	549,896
Fossil, Inc.*	10,818	876,907
ScanSource, Inc.*	20,171	596,255
Watsco, Inc.	19,219	982,091

		3,005,149

Diversified Financial Services — 1.7%
BGC Partners, Inc., Class A	28,751	173,369
Cohen & Steers, Inc.	3,495	100,481
KBW, Inc.	10,271	141,637
Knight Capital Group, Inc., Class A*	48,967	595,439
MF Global Holdings Ltd.*	77,872	321,611
Ocwen Financial Corp.*	38,741	511,769
Piper Jaffray Cos.*	6,409	114,913
Stifel Financial Corp.*	14,531	385,943

		2,345,162

Electric — 5.9%
Allete, Inc.	1,149	42,088
Atlantic Power Corp.*	4,908	69,644
Avista Corp.	43,155	1,029,247
Cleco Corp.	27,903	952,608
El Paso Electric Co.	104,887	3,365,824
IDACORP, Inc.	11,961	451,887
MGE Energy, Inc.	13,854	563,442
NorthWestern Corp.	11,314	361,369
Portland General Electric Co.	28,811	682,533

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
Unisource Energy Corp.	9,014	$325,315

		7,843,957

Electrical Components & Equipment — 1.2%
Belden, Inc.	25,723	663,396
EnerSys*	18,367	367,707
Littelfuse, Inc.	15,760	633,710

		1,664,813

Electronics — 1.1%
Checkpoint Systems, Inc.*	45,325	615,514
Plexus Corp.*	15,224	344,367
Watts Water Technologies, Inc., Class A	18,711	498,648

		1,458,529

Engineering & Construction — 0.4%
Michael Baker Corp.*	8,521	163,007
MYR Group, Inc.*	21,948	387,162

		550,169

Entertainment — 0.8%
Six Flags Entertainment Corp.	22,852	633,458
Vail Resorts, Inc.	11,475	433,640

		1,067,098

Environmental Control — 0.9%
Darling International, Inc.*	44,451	559,638
Waste Connections, Inc.	19,741	667,641

		1,227,279

Food — 1.4%
The Hain Celestial Group, Inc.*	30,020	917,111
TreeHouse Foods, Inc.*	15,024	929,084

		1,846,195

Gas — 2.1%
Northwest Natural Gas Co.	2,908	128,243
Southwest Gas Corp.	73,527	2,659,471

		2,787,714

Hand & Machine Tools — 0.3%
Regal-Beloit Corp.	9,034	409,963

Healthcare Products — 1.1%
Hill-Rom Holdings, Inc.	3,894	116,898
PSS World Medical, Inc.*	34,016	669,775
West Pharmaceutical Services, Inc.	16,972	629,661

		1,416,334

Healthcare Services — 2.6%
Amedisys, Inc.*	23,595	349,678
HealthSouth Corp.*	73,740	1,100,938
ICON Plc ADR*	59,268	953,030
Lincare Holdings, Inc.	48,738	1,096,605

		3,500,251

Home Builders — 0.3%
Meritage Homes Corp.*	23,325	353,141

Home Furnishings — 0.8%
Harman International Industries, Inc.	16,634	475,400

	Number of Shares	Value†

Home Furnishings — (continued)
Tempur-Pedic International, Inc.*	11,471	$603,489

		1,078,889

Insurance — 5.9%
Alterra Capital Holdings Ltd.	40,997	777,713
American Equity Investment Life Holding Co.	124,602	1,090,267
Aspen Insurance Holdings Ltd.	16,002	368,686
Donegal Group, Inc., Class A	14,270	171,811
Enstar Group Ltd.*	5,349	509,385
Meadowbrook Insurance Group, Inc.	171,582	1,528,796
ProAssurance Corp.	18,664	1,344,181
RLI Corp.	12,694	807,085
Symetra Financial Corp.	36,391	296,587
Tower Group, Inc.	44,366	1,014,207

		7,908,718

Internet — 0.5%
Blue Coat Systems, Inc.*	46,954	651,722

Investment Companies — 1.0%
Apollo Investment Corp.	34,474	259,244
Golub Capital BDC, Inc.	17,391	258,256
PennantPark Investment Corp.	39,548	352,768
Solar Capital Ltd.	15,261	307,204
Solar Senior Capital Ltd.	11,457	163,721

		1,341,193

Iron & Steel — 0.6%
Metals USA Holdings Corp.*	37,662	337,075
Schnitzer Steel Industries, Inc., Class A	11,940	439,392

		776,467

Leisure Time — 0.6%
Polaris Industries, Inc.	15,534	776,234

Lodging — 0.4%
Gaylord Entertainment Co.*	18,870	364,946
Orient-Express Hotels Ltd., Class A*	21,191	146,430

		511,376

Machinery - Diversified — 2.0%
Altra Holdings, Inc.*	24,612	284,761
Applied Industrial Technologies, Inc.	23,938	650,156
Graco, Inc.	18,017	615,100
Robbins & Myers, Inc.	18,458	640,677
Tennant Co.	15,518	548,872

		2,739,566

Media — 0.5%
Knology, Inc.*	54,193	703,425

Metal Fabricate/Hardware — 1.6%
Commercial Metals Co.	80,465	765,222
Olympic Steel, Inc.	25,899	438,729
RBC Bearings, Inc.*	26,505	900,905

		2,104,856

Mining — 1.1%
Kaiser Aluminum Corp.	28,542	1,263,840

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Stillwater Mining Co.*	20,997	$178,474

		1,442,314

Miscellaneous Manufacturing — 1.5%
Actuant Corp., Class A	18,115	357,771
AZZ, Inc.	10,853	420,771
Carlisle Cos., Inc.	37,897	1,208,156

		1,986,698

Oil & Gas — 2.2%
Approach Resources, Inc.*	55,098	936,115
Carrizo Oil & Gas, Inc.*	7,186	154,858
Magnum Hunter Resources Corp.*	100,589	332,950
Petroleum Development Corp.*	19,510	378,299
Rosetta Resources, Inc.*	31,598	1,081,283

		2,883,505

Oil & Gas Services — 1.2%
Complete Production Services, Inc.*	6,839	128,915
Key Energy Services, Inc.*	58,764	557,670
Oil States International, Inc.*	7,796	396,972
Thermon Group Holdings, Inc.*	37,658	520,434

		1,603,991

Pharmaceuticals — 0.7%
Herbalife Ltd.	18,658	1,000,069

Retail — 5.7%
ANN, Inc.*	18,818	429,803
Cash America International, Inc.	8,122	415,522
Ezcorp, Inc., Class A*	18,158	518,229
First Cash Financial Services, Inc.*	14,165	594,222
Francesca’s Holdings Corp.*	5,975	126,730
GNC Holdings, Inc., Class A*	19,453	391,394
HSN, Inc.*	27,472	910,147
Jos. A. Bank Clothiers, Inc.*	25,202	1,175,169
Nu Skin Enterprises, Inc., Class A	18,952	767,935
Teavana Holdings, Inc.*	3,712	75,502
The Children’s Place Retail Stores, Inc.*	13,627	634,064
Vera Bradley, Inc.*	17,756	640,104
World Fuel Services Corp.	31,573	1,030,859

		7,709,680

Savings & Loans — 1.5%
Brookline Bancorp, Inc.	54,106	417,157
Dime Community Bancshares Inc.	23,027	233,264
Flushing Financial Corp.	33,070	357,156
Northwest Bancshares, Inc.	44,997	535,914
Provident Financial Services, Inc.	27,368	294,206
WSFS Financial Corp.	7,438	234,818

		2,072,515

Semiconductors — 2.9%
Cabot Microelectronics Corp.*	21,403	736,049
Fairchild Semiconductor International, Inc.*	26,745	288,846
Micrel, Inc.	37,277	353,013
MKS Instruments, Inc.	36,214	786,206
Semtech Corp.*	48,289	1,018,898
Standard Microsystems Corp.*	39,151	759,530

		3,942,542

	Number of Shares	Value†

Software — 2.3%
Avid Technology, Inc.*	41,681	$322,611
Digi International, Inc.*	35,215	387,365
Monotype Imaging Holdings, Inc.*	35,819	434,485
Parametric Technology Corp.*	28,828	443,375
SS&C Technologies Holdings, Inc.*	60,563	865,445
SYNNEX Corp.*	22,526	590,181

		3,043,462

Telecommunications — 1.9%
Anixter International, Inc.	15,664	743,100
Plantronics, Inc.	39,745	1,130,745
Premiere Global Services, Inc.*	104,824	672,970

		2,546,815

Textiles — 0.5%
G&K Services, Inc., Class A	26,761	683,476

Transportation — 1.1%
Forward Air Corp.	28,234	718,556
Heartland Express, Inc.	48,620	659,287
Scorpio Tankers, Inc.*	10,397	54,896

		1,432,739

TOTAL COMMON STOCKS (Cost $116,758,384)		111,485,259

REAL ESTATE INVESTMENT TRUSTS — 12.8%
Apartments — 1.9%
American Campus Communities, Inc.	48,721	1,812,908
Mid-America Apartment Communities, Inc.	12,848	773,707

		2,586,615

Building & Real Estate — 3.4%
CreXus Investment Corp.	39,906	354,365
CYS Investments, Inc.	103,516	1,251,509
MFA Financial, Inc.	173,716	1,219,486
National Retail Properties, Inc.	45,060	1,210,762
Two Harbors Investment Corp.	58,032	512,423

		4,548,545

Diversified — 3.0%
Coresite Realty Corp.	59,164	849,003
DuPont Fabros Technology, Inc.	32,014	630,356
Entertainment Properties Trust	34,802	1,356,582
PS Business Parks, Inc.	23,270	1,152,796

		3,988,737

Healthcare — 1.0%
Cogdell Spencer, Inc.	56,550	213,194
National Health Investors, Inc.	10,337	435,498
Omega Healthcare Investors, Inc.	41,322	658,259

		1,306,951

Hotels & Resorts — 0.4%
Pebblebrook Hotel Trust	36,342	568,752

Office Property — 1.5%
BioMed Realty Trust, Inc.	73,124	1,211,664
Hudson Pacific Properties, Inc.	9,944	115,649

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — (continued)
Parkway Properties, Inc.	62,978	$693,388

		2,020,701

Storage & Warehousing — 0.6%
CubeSmart	91,919	784,069

Strip Centers — 1.0%
Acadia Realty Trust	38,299	716,191
Retail Opportunity Investments Corp.	57,829	640,746

		1,356,937

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,505,129)		17,161,307

EXCHANGE TRADED FUNDS — 2.7%
iShares Russell 2000 Value Index Fund (Cost $3,777,071)	62,508	3,564,831

WARRANTS — 0.0%
Magnum Hunter Resources Corp. (Cost $0)	6,348	0

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,899,619)	1,899,619	1,899,619

TOTAL INVESTMENTS — 100.0% (Cost $140,940,203)(a)		$134,111,016

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $141,731,838. Net unrealized depreciation was $7,620,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,347,973 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $20,968,795.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$111,485,259	$111,485,259	$—	$—
REAL ESTATE INVESTMENT TRUSTS	17,161,307	17,161,307	—	—
EXCHANGE TRADED FUNDS	3,564,831	3,564,831	—	—
SHORT-TERM INVESTMENTS	1,899,619	1,899,619	—	—

TOTAL INVESTMENTS	$134,111,016	$134,111,016	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 88.3%
Advertising — 0.1%
APAC Customer Services, Inc.*	947	$8,068
Harte-Hanks, Inc.	978	8,293
Marchex, Inc., Class B	745	6,333
MDC Partners, Inc.	600	8,652
Valuevision Media, Inc.*	1,000	2,360

		33,706

Aerospace & Defense — 1.5%
AAR Corp.	879	14,653
AeroVironment, Inc.*	418	11,767
Astronics Corp.	16	441
Astronics Corp.*	331	9,351
Cubic Corp.	352	13,753
Curtiss-Wright Corp.	1,226	35,345
Ducommun, Inc.	265	3,970
Esterline Technologies Corp.*	737	38,206
GenCorp, Inc.*	1,240	5,567
HEICO Corp.	1,016	50,028
Kaman Corp.	648	18,047
Kratos Defense & Security Solutions, Inc.*	922	6,196
LMI Aerospace, Inc.*	153	2,610
Moog, Inc., Class A*	1,191	38,850
National Presto Industries, Inc.	146	12,689
Orbital Sciences Corp.*	1,313	16,806
Teledyne Technologies, Inc.*	877	42,850
Triumph Group, Inc.	928	45,231

		366,360

Agriculture — 0.3%
Alico, Inc.	51	1,002
Alliance One International, Inc.*	2,256	5,505
Cadiz, Inc.*	157	1,242
Griffin Land & Nurseries, Inc.	40	1,027
Limoneira Co.	100	1,428
MGP Ingredients ,Inc.	300	1,521
Star Scientific, Inc.*	2,044	4,722
Tejon Ranch Co.*	288	6,874
The Andersons, Inc.	411	13,834
Universal Corp.	555	19,902
Vector Group Ltd.	1,082	18,589

		75,646

Airlines — 0.6%
Alaska Air Group, Inc.*	850	47,847
Allegiant Travel Co.*	401	18,899
Hawaiian Holdings, Inc.*	1,326	5,582
JetBlue Airways Corp.*	5,702	23,378
Republic Airways Holdings, Inc.*	1,201	3,399
SkyWest, Inc.	1,281	14,744
Spirit Airlines, Inc.*	400	5,000
US Airways Group, Inc.*	3,691	20,301

		139,150

Apparel — 1.5%
Carter’s, Inc.*	1,156	35,304
Cherokee, Inc.	200	2,570
Columbia Sportswear Co.	311	14,430
Crocs, Inc.*	2,200	52,074
Delta Apparel, Inc.*	200	3,150

	Number of Shares	Value†

Apparel — (continued)
G-III Apparel Group Ltd.*	404	$9,235
Iconix Brand Group, Inc.*	1,942	30,684
K-Swiss, Inc., Class A*	424	1,802
Maidenform Brands, Inc.*	538	12,595
Oxford Industries, Inc.	308	10,564
Perry Ellis International, Inc.*	414	7,783
Quiksilver, Inc.*	2,860	8,723
RG Barry Corp.	200	2,120
Skechers U.S.A., Inc., Class A*	801	11,238
Steven Madden Ltd.*	887	26,699
The Jones Group, Inc.	1,991	18,337
The Warnaco Group, Inc.*	1,061	48,902
True Religion Apparel, Inc.*	626	16,877
Unifi, Inc.*	360	2,941
Weyco Group, Inc.	100	2,230
Wolverine World Wide, Inc.	1,291	42,926

		361,184

Auto Manufacturers — 0.0%
Force Protection, Inc.*	1,255	4,832
Wabash National Corp.*	1,500	7,155

		11,987

Auto Parts & Equipment — 0.9%
Accuride Corp.*	1,000	5,120
American Axle & Manufacturing Holdings, Inc.*	1,716	13,093
Amerigon, Inc.*	568	7,231
Commercial Vehicle Group, Inc.*	600	3,942
Cooper Tire & Rubber Co.	1,449	15,780
Dana Holding Corp.*	3,511	36,865
Dorman Products, Inc.*	296	9,792
Douglas Dynamics, Inc.	500	6,390
Exide Technologies*	1,787	7,148
Fuel Systems Solutions, Inc.*	334	6,416
Meritor, Inc.*	2,645	18,674
Miller Industries, Inc.	187	3,244
Modine Manufacturing Co.*	1,077	9,758
Motorcar Parts of America, Inc.*	300	2,469
Spartan Motors, Inc.	917	3,787
Standard Motor Products, Inc.	400	5,188
Superior Industries International, Inc.	519	8,018
Tenneco, Inc.*	1,500	38,415
Titan International, Inc.	955	14,325
Tower International, Inc.*	200	2,062

		217,717

Banks — 5.6%
1st Source Corp.	326	6,791
1st United Bancorp, Inc.*	400	1,972
Alliance Financial Corp.	73	2,048
Ameris Bancorp*	447	3,893
Ames National Corp.	199	3,110
Arrow Financial Corp.	350	7,787
BancFirst Corp.	160	5,306
Banco Latinoamericano de Exportaciones S.A., Class E	610	9,290
Bancorp Rhode Island, Inc.	69	2,925

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bancorp, Inc.*	512	$3,666
BancorpSouth, Inc.	1,900	16,682
Bank of Kentucky Financial Corp.	200	4,052
Bank of Marin Bancorp	90	2,974
Bank of the Ozarks, Inc.	676	14,149
Banner Corp.	400	5,116
Boston Private Financial Holdings, Inc.	1,758	10,337
Bridge Bancorp, Inc.	107	1,958
Bridge Capital Holdings*	300	3,018
Bryn Mawr Bank Corp.	232	3,844
Camden National Corp.	126	3,431
Capital City Bank Group, Inc.	269	2,798
Cardinal Financial Corp.	618	5,327
Cass Information Systems, Inc.	210	6,521
Cathay General Bancorp	2,050	23,329
Center Bancorp, Inc.	400	3,860
Center Financial Corp.*	700	3,283
CenterState Banks of Florida, Inc.	432	2,259
Central Pacific Financial Corp.*	400	4,128
Century Bancorp, Inc., Class A	69	1,602
Chemical Financial Corp.	666	10,196
Citizens & Northern Corp.	356	5,290
City Holding Co.	348	9,393
CNB Financial Corp.	474	6,077
CoBiz Financial, Inc.	600	2,682
Columbia Banking System, Inc.	862	12,344
Community Bank System, Inc.	1,011	22,940
Community Trust Bancorp, Inc.	321	7,476
CVB Financial Corp.	2,053	15,788
Eagle Bancorp, Inc.*	385	4,531
Encore Bancshares, Inc.*	200	2,132
Enterprise Bancorp, Inc.	300	3,699
Enterprise Financial Services Corp.	382	5,191
F.N.B. Corp.	3,408	29,207
Financial Institutions, Inc.	340	4,848
First Bancorp	324	3,253
First Bancorp, Inc.	234	2,946
First Busey Corp.	1,802	7,839
First Commonwealth Financial Corp.	2,184	8,081
First Community Bancshares, Inc.	326	3,325
First Connecticut Bancorp, Inc.*	659	7,460
First Financial Bancorp	1,605	22,149
First Financial Bankshares, Inc.	826	21,608
First Financial Corp.	280	7,703
First Interstate Bancsystem, Inc.	400	4,284
First Merchants Corp.	538	3,793
First Midwest Bancorp, Inc.	1,714	12,546
FirstMerit Corp.	2,676	30,399
Franklin Financial Corp.*	400	4,416
German American Bancorp, Inc.	292	4,707
Glacier Bancorp, Inc.	2,021	18,937
Great Southern Bancorp, Inc.	171	2,869
Hampton Roads Bankshares, Inc.*	300	1,410
Hancock Holding Co.	1,878	50,293
Hanmi Financial Corp.*	2,500	2,075
Heartland Financial USA, Inc.	317	4,495

	Number of Shares	Value†

Banks — (continued)
Heritage Commerce Corp.*	600	$2,310
Heritage Financial Corp.	508	5,608
Home Bancshares, Inc.	582	12,350
Hudson Valley Holding Corp.	420	7,321
Iberiabank Corp.	746	35,107
Independent Bank Corp.	471	10,240
International Bancshares Corp.	1,219	16,030
Lakeland Bancorp, Inc.	533	4,168
Lakeland Financial Corp.	494	10,206
MainSource Financial Group, Inc.	521	4,543
MB Financial, Inc.	1,349	19,857
Merchants Bancshares, Inc.	86	2,303
Metro Bancorp, Inc.*	263	2,275
Midsouth Bancorp, Inc.	186	2,000
Nara Bancorp, Inc.*	739	4,486
National Bankshares, Inc.	119	2,871
National Penn Bancshares, Inc.	3,387	23,743
NBT Bancorp, Inc.	811	15,101
Old National Bancorp	2,586	24,102
OmniAmerican Bancorp, Inc.*	291	3,972
Oriental Financial Group, Inc.	1,010	9,767
Orrstown Financial Services, Inc.	87	1,118
Pacific Capital Bancorp*	100	2,552
Pacific Continental Corp.	262	1,858
PacWest Bancorp	723	10,079
Park National Corp.	324	17,133
Park Sterling Corp.*	800	2,736
Penns Woods Bancorp, Inc.	68	2,227
Peoples Bancorp, Inc.	272	2,992
Pinnacle Financial Partners, Inc.*	763	8,347
PrivateBancorp, Inc.	1,398	10,513
Prosperity Bancshares, Inc.	1,226	40,066
Renasant Corp.	537	6,836
Republic Bancorp, Inc., Class A	134	2,373
S&T Bancorp, Inc.	659	10,649
S.Y. Bancorp, Inc.	197	3,668
Sandy Spring Bancorp, Inc.	480	7,022
SCBT Financial Corp.	296	7,305
Seacoast Banking Corp. of Florida*	2,200	3,234
Sierra Bancorp	212	1,940
Signature Bank*	1,183	56,465
Simmons First National Corp., Class A	400	8,680
Southside Bancshares, Inc.	334	6,015
Southwest Bancorp, Inc.*	436	1,840
State Bancorp, Inc.	335	3,541
State Bank Financial Corp.*	800	10,096
StellarOne Corp.	616	6,129
Sterling Bancorp	686	4,980
Sterling Financial Corp.*	700	8,666
Suffolk Bancorp	143	1,190
Sun Bancorp, Inc.*	1,100	2,915
Susquehanna Bancshares, Inc.	3,058	16,727
SVB Financial Group*	1,119	41,403
Taylor Capital Group, Inc.*	200	1,284
Texas Capital Bancshares, Inc.*	973	22,233
The First of Long Island Corp.	195	4,419

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Tompkins Financial Corp.	158	$5,653
Tower Bancorp, Inc.	363	7,601
TowneBank	459	5,219
Trico Bancshares	304	3,730
TrustCo Bank Corp.	1,952	8,706
Trustmark Corp.	1,482	26,898
UMB Financial Corp.	741	23,771
Umpqua Holdings Corp.	2,636	23,170
Union First Market Bankshares Corp.	326	3,495
United Bankshares, Inc.	1,294	25,996
United Community Banks, Inc.*	978	8,303
Univest Corp. of Pennsylvania	300	3,999
Virginia Commerce Bancorp*	400	2,348
Walker & Dunlap*	400	4,648
Washington Banking Co.	475	4,622
Washington Trust Bancorp, Inc.	270	5,341
Webster Financial Corp.	1,928	29,498
WesBanco, Inc.	615	10,646
West Bancorporation, Inc.	268	2,273
West Coast Bancorp*	340	4,760
Westamerica Bancorporation	773	29,621
Western Alliance Bancorp*	1,575	8,631
Wilshire Bancorp, Inc.*	1,576	4,318
Wintrust Financial Corp.	842	21,732

		1,364,408

Beverages — 0.3%
Boston Beer Co., Inc., Class A*	210	15,267
Central European Distribution Corp.*	1,700	11,917
Coca-Cola Bottling Co. Consolidated	174	9,650
Farmers Brothers Co.	204	1,124
National Beverage Corp.	242	3,668
Peet’s Coffee & Tea, Inc.*	359	19,975
Primo Water Corp.*	300	1,692

		63,293

Biotechnology — 2.3%
Acorda Therapeutics, Inc.*	931	18,583
Affymax, Inc.*	810	3,629
Alkermes PLC	2,392	36,502
Alnylam Pharmaceuticals, Inc.*	739	4,855
AMAG Pharmaceuticals, Inc.*	556	8,207
Arena Pharmaceuticals, Inc.*	4,606	6,679
Ariad Pharmaceuticals, Inc.*	3,264	28,690
Arqule, Inc.*	1,796	9,070
Astex Pharmaceuticals, Inc.*	651	1,250
BioCryst Pharmaceuticals, Inc.*	597	1,648
Biosante Pharmaceuticals, Inc.*	2,400	5,472
Biotime, Inc.*	400	1,764
Cambrex Corp.*	667	3,362
Cell Therapeutics, Inc.*	4,200	4,452
Celldex Therapeutics, Inc.*	644	1,471
Chelsea Therapeutics International, Inc.*	874	3,190
Complete Genomics, Inc.*	200	1,174
Cubist Pharmaceuticals, Inc.*	1,544	54,534
Curis, Inc.*	1,673	5,287
Dynavax Technologies Corp.*	2,500	4,650
Emergent BioSolutions, Inc.*	758	11,696

	Number of Shares	Value†

Biotechnology — (continued)
Enzo Biochem, Inc.*	795	$2,043
Enzon Pharmaceuticals, Inc.*	905	6,371
Exact Sciences Corp.*	1,200	7,956
Exelixis, Inc.*	2,869	15,665
Geron Corp.*	2,750	5,830
GTx, Inc.*	1,000	3,350
Halozyme Therapeutics, Inc.*	1,989	12,212
Harvard Bioscience, Inc.*	700	2,954
Immunogen, Inc.*	2,063	22,610
Immunomedics, Inc.*	1,436	4,595
Incyte Corp. Ltd.*	2,069	28,904
Inhibitex, Inc.*	1,000	2,460
Insmed, Inc.*	600	3,060
InterMune, Inc.*	1,443	29,149
Lexicon Pharmaceuticals, Inc.*	3,626	3,336
Ligand Pharmaceuticals, Inc.*	444	6,074
Maxygen, Inc.	600	3,282
Micromet, Inc.*	2,029	9,739
Momenta Pharmaceuticals, Inc.*	1,036	11,914
Novavax, Inc.*	1,329	2,140
NPS Pharmaceuticals, Inc.*	1,957	12,740
Nymox Pharmaceutical Corp*	600	4,908
OncoGenex Pharmaceutical, Inc.*	300	2,940
Oncothyreon, Inc.*	1,000	5,980
Pacific Biosciences of California, Inc.*	800	2,568
PDL BioPharma, Inc.	3,717	20,629
Peregrine Pharmaceuticals, Inc.*	1,000	1,090
PharmAthene, Inc.*	1,100	1,936
RTI Biologics, Inc.*	2,035	6,695
Sangamo Biosciences, Inc.*	1,003	4,363
Seattle Genetics, Inc.*	2,506	47,764
SEQUENOM, Inc.*	2,097	10,674
The Medicines Co.*	1,492	22,201
Vical, Inc.*	2,121	5,260
ZIOPHARM Oncology, Inc.*	1,500	6,615

		556,172

Building Materials — 0.7%
AAON, Inc.	438	6,899
Apogee Enterprises, Inc.	543	4,664
Broadwind Energy, Inc.*	1,724	552
Builders FirstSource, Inc.*	373	474
Comfort Systems USA, Inc.	737	6,132
Drew Industries, Inc.	491	9,810
Eagle Materials, Inc.	1,000	16,650
Gibraltar Industries, Inc.*	801	6,504
Interline Brands, Inc.*	690	8,880
Louisiana-Pacific Corp.*	3,294	16,799
LSI Industries, Inc.	314	1,956
NCI Building Systems, Inc.*	464	3,508
Quanex Building Products Corp.	825	9,034
Simpson Manufacturing Co., Inc.	1,085	27,049
Texas Industries, Inc.	633	20,092
Trex Co., Inc.*	331	5,306
Universal Forest Products, Inc.	483	11,616
USG Corp.*	1,700	11,441

		167,366

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — 1.8%
A. Schulman, Inc.	788	$13,388
Aceto Corp.	642	3,396
American Vanguard Corp.	478	5,334
Arch Chemicals, Inc.	524	24,586
Balchem Corp.	705	26,304
Chemtura Corp.*	2,200	22,066
Codexis, Inc.*	612	2,797
Ferro Corp.*	1,897	11,667
Georgia Gulf Corp.*	800	11,064
H.B. Fuller Co.	1,280	23,322
Hawkins, Inc.	249	7,928
Innophos Holdings, Inc.	596	23,763
Innospec, Inc.*	600	14,526
KMG Chemicals, Inc.	200	2,464
Kraton Performance Polymers, Inc.*	741	11,989
Landec Corp.*	518	2,756
Minerals Technologies, Inc.	464	22,861
NewMarket Corp.	230	34,930
Olin Corp.	2,092	37,677
OM Group, Inc.*	754	19,581
Omnova Solutions, Inc.*	1,168	4,181
PolyOne Corp.	2,139	22,909
Quaker Chemical Corp.	311	8,061
Sensient Technologies Corp.	1,195	38,897
Spartech Corp.*	446	1,427
Stepan Co.	254	17,064
TPC Group, Inc.*	300	6,024
Zep, Inc.	592	8,892
Zoltek Cos., Inc.*	595	3,826

		433,680

Coal — 0.2%
Cloud Peak Energy, Inc.*	1,434	24,306
James River Coal Co.*	832	5,300
L&L Energy, Inc.*	300	810
Patriot Coal Corp.*	2,121	17,944
Suncoke Energy, Inc.*	541	5,951
Westmoreland Coal Co.*	300	2,328

		56,639

Commercial Services — 6.3%
ABM Industries, Inc.	1,339	25,521
Acacia Research - Acacia Technologies*	1,038	37,358
Accretive Health, Inc.*	900	19,107
Advance America Cash Advance Centers, Inc.	1,133	8,339
Albany Molecular Research, Inc.*	547	1,542
American Public Education, Inc.*	455	15,470
American Reprographics Co.*	736	2,473
AMN Healthcare Services, Inc.*	709	2,843
Arbitron, Inc.	646	21,370
Ascent Capital Group Inc., Class A*	331	13,015
Aveo Pharmaceuticals, Inc.*	800	12,312
Avis Budget Group, Inc.*	2,566	24,813
Barrett Business Services, Inc.	142	1,979
Bridgepoint Education, Inc.*	533	9,295
Capella Education Co.*	407	11,551
Cardtronics, Inc.*	1,163	26,656

	Number of Shares	Value†

Commercial Services — (continued)
CBIZ, Inc.*	1,340	$8,831
CDI Corp.	241	2,574
Cenveo, Inc.*	1,299	3,910
Chemed Corp.	529	29,074
Consolidated Graphics, Inc.*	242	8,840
Convergys Corp.*	2,400	22,512
Corinthian Colleges, Inc.*	1,570	2,449
Corvel Corp.*	181	7,692
CoStar Group, Inc.*	647	33,625
CRA International, Inc.*	274	5,483
Cross Country Healthcare, Inc.*	584	2,441
Deluxe Corp.	1,307	24,310
Dfc Global Corp.*	1,180	25,783
Dollar Thrifty Automotive Group, Inc.*	703	39,579
Electro Rent Corp.	415	5,731
Essex Rental Corp.*	500	1,230
Euronet Worldwide, Inc.*	1,255	19,754
Examworks Group, Inc.*	600	6,108
ExlService Holdings, Inc.*	400	8,800
Forrester Research, Inc.	375	12,191
Franklin Covey Co.*	241	1,832
FTI Consulting, Inc.*	1,000	36,810
Global Cash Access Holdings, Inc.*	2,396	6,134
Grand Canyon Education, Inc.*	856	13,824
Great Lakes Dredge & Dock Corp.	1,351	5,498
H&E Equipment Services, Inc.*	559	4,612
Healthcare Services Group	1,680	27,115
Heartland Payment Systems, Inc.	969	19,109
Heidrick & Struggles International, Inc.	369	6,070
Hill International, Inc.*	589	2,756
Hillenbrand, Inc.	1,674	30,802
HMS Holdings Corp.*	2,013	49,097
Hudson Highland Group, Inc.*	600	2,052
Huron Consulting Group, Inc.*	528	16,437
ICF International, Inc.*	448	8,427
Insperity, Inc.	524	11,659
Intersections, Inc.	300	3,855
K12, Inc.*	583	14,843
Kelly Services, Inc., Class A	614	7,000
Kenexa Corp.*	734	11,480
Kforce, Inc.*	653	6,406
Korn/Ferry International*	1,090	13,287
Landauer, Inc.	280	13,871
Lincoln Educational Services Corp.	565	4,571
Live Nation Entertainment, Inc.*	3,771	30,206
Mac-Gray Corp.	199	2,569
MAXIMUS, Inc.	844	29,456
McGrath Rentcorp	553	13,156
Medifast, Inc.*	231	3,731
MoneyGram International, Inc.*	2,224	5,182
Monro Muffler Brake, Inc.	737	24,299
Multi-Color Corp.	367	8,290
National American University Holdings, Inc.	400	2,864
National Research Corp.	29	961
Navigant Consulting, Inc.*	1,105	10,243
Odyssey Marine Exploration, Inc.*	1,800	4,428

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
On Assignment, Inc.*	852	$6,024
Parexel International Corp.*	1,499	28,376
Pendrell Corp.*	3,700	8,325
PHH Corp.*	1,389	22,335
PRGX Global*	600	2,832
Quad Graphics, Inc.	600	10,842
Rent-A-Center, Inc.	1,653	45,375
Resources Connection, Inc.	1,022	9,995
Rollins, Inc.	1,617	30,254
RPX Corp.*	200	4,142
RSC Holdings, Inc.*	1,610	11,479
ServiceSource International, Inc.*	300	3,963
Sotheby’s	1,741	47,999
Standard Parking Corp.*	393	6,146
Steiner Leisure Ltd.	343	13,984
Stewart Enterprises, Inc., Class A	2,008	11,948
Strayer Education, Inc.	300	23,001
SuccessFactors, Inc.*	2,156	49,566
Swisher Hygiene, Inc.*	2,100	8,505
Team Health Holdings, Inc.*	672	11,034
Team, Inc.*	492	10,322
TeleTech Holdings, Inc.*	707	10,775
The Advisory Board Co.*	425	27,425
The Corporate Executive Board Co.	796	23,721
The GEO Group, Inc.*	1,573	29,195
The Hackett Group, Inc.*	801	2,988
The Providence Service Corp.*	200	2,130
TMS International Corp.*	300	2,184
TNS, Inc.*	642	12,070
Transcend Services, Inc.*	216	4,869
TrueBlue, Inc.*	1,176	13,324
United Rentals, Inc.*	1,533	25,816
Universal Technical Institute, Inc.*	525	7,135
Valassis Communications, Inc.*	1,123	21,045
Viad Corp.	471	7,997
Wright Express Corp.*	940	35,758
Zillow, Inc.*	188	5,142
Zipcar, Inc.*	300	5,400

		1,560,914

Computers — 1.9%
3D Systems Corp.*	910	12,731
Agilysys, Inc.*	376	2,681
CACI International, Inc., Class A*	750	37,455
Ciber, Inc.*	1,557	4,718
Computer Task Group, Inc.*	279	3,116
Cray, Inc.*	699	3,712
Digimarc Corp.*	100	2,538
Dot Hill Systems Corp.*	1,600	2,416
Dynamics Research Corp.*	300	2,676
Echelon Corp.*	705	4,942
Electronics for Imaging, Inc.*	1,324	17,834
iGate Corp.	757	8,736
Imation Corp.*	584	4,269
Immersion Corp.*	842	5,035
Insight Enterprises, Inc.*	1,243	18,819
Jack Henry & Associates, Inc.	2,074	60,105

	Number of Shares	Value†

Computers — (continued)
Keyw Holding Corp. (The)*	300	$2,133
LivePerson, Inc.*	1,225	12,189
Magma Design Automation, Inc.*	1,700	7,735
Manhattan Associates, Inc.*	517	17,102
Maxwell Technologies, Inc.*	666	12,261
Mentor Graphics Corp.*	2,376	22,857
Mercury Computer Systems, Inc.*	736	8,464
MTS Systems Corp.	360	11,030
NCI, Inc., Class A*	73	871
Ness Technologies, Inc.*	900	6,894
NetScout Systems, Inc.*	865	9,878
OCZ Technology Group, Inc.*	1,300	6,305
Quantum Corp.*	5,361	9,703
RadiSys Corp.*	540	3,305
RealD, Inc.*	908	8,490
Rimage Corp.	251	3,175
Silicon Graphics International Corp.*	666	7,939
Spansion, Inc., Class A*	1,200	14,664
STEC, Inc.*	899	9,116
Stratasys, Inc.*	521	9,659
Super Micro Computer, Inc.*	540	6,766
SYKES Enterprises, Inc.*	936	13,993
Synaptics, Inc.*	749	17,901
Syntel, Inc.	380	16,412
Unisys Corp.*	979	15,361
Virtusa Corp.*	289	3,815
Wave Systems Corp., Class A*	1,500	3,510
Xyratex Ltd.	900	8,343

		461,654

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	551	15,671
Inter Parfums, Inc.	324	5,006
Revlon, Inc., Class A*	270	3,326

		24,003

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*	1,281	20,483
Brightpoint, Inc.*	1,615	14,874
Chindex International, Inc.*	314	2,766
Core-Mark Holding Co., Inc.*	241	7,382
Houston Wire & Cable Co.	369	4,240
MWI Veterinary Supply, Inc.*	326	22,435
Owens & Minor, Inc.	1,507	42,919
Pool Corp.	1,276	33,406
Rentrak Corp.*	165	2,077
ScanSource, Inc.*	607	17,943
School Specialty, Inc.*	292	2,082
Titan Machinery, Inc.*	323	5,782
United Stationers, Inc.	1,219	33,218
Watsco, Inc.	738	37,712

		247,319

Diversified Financial Services — 1.8%
Apollo Residential Mortgage, Inc.*	432	7,085
Artio Global Investors, Inc.	696	5,540
BGC Partners, Inc., Class A	2,007	12,102
Calamos Asset Management, Inc., Class A	469	4,695

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Cohen & Steers, Inc.	517	$14,864
Cowen Group, Inc., Class A*	2,090	5,664
Credit Acceptance Corp.*	226	14,545
Diamond Hill Investment Group, Inc.	50	3,469
Doral Financial Corp.*	3,277	3,572
Duff & Phelps Corp., Class A	670	7,142
Edelman Financial Group, Inc.	682	4,406
Encore Capital Group, Inc.*	397	8,674
Epoch Holding Corp.	280	3,800
Evercore Partners, Inc., Class A	622	14,182
FBR Capital Markets Corp.*	1,108	2,637
Federal Agricultural Mortgage Corp., Class C	200	3,806
Financial Engines, Inc.*	900	16,299
FXCM, Inc.	600	8,412
GAMCO Investors, Inc., Class A	162	6,381
GFI Group, Inc.	1,724	6,930
Gleacher & Co., Inc.*	1,111	1,322
Higher One Holdings, Inc.*	700	11,389
Imperial Holdings, Inc.*	500	1,200
INTL FCstone, Inc.*	293	6,083
Investment Technology Group, Inc.*	1,000	9,790
JMP Group, Inc.	263	1,528
KBW, Inc.	921	12,701
Knight Capital Group, Inc., Class A*	2,395	29,123
Ladenburg Thalmann Financial Services, Inc.*	1,800	2,790
MarketAxess Holdings, Inc.	799	20,790
Marlin Business Services Corp.*	200	2,120
MF Global Holdings Ltd.*	3,788	15,644
National Financial Partners Corp.*	1,015	11,104
Nelnet, Inc., Class A	556	10,442
Netspend Holdings, Inc.*	700	3,598
NewStar Financial, Inc.*	500	4,670
Nicholas Financial, Inc.	300	2,931
Ocwen Financial Corp.*	1,860	24,571
Oppenheimer Holdings, Inc., Class A	238	3,818
Piper Jaffray Cos.*	387	6,939
Portfolio Recovery Associates, Inc.*	416	25,883
Pzena Investment Management, Inc., Class A	130	426
Seacube Container Leasing Ltd.	300	3,639
Stifel Financial Corp.*	1,409	37,423
SWS Group, Inc.	368	1,726
Teton Advisors, Inc., Class B~	2	33
The First Marblehead Corp.*	714	728
Virtus Investment Partners, Inc.*	172	9,223
Westwood Holdings Group, Inc.	111	3,835
World Acceptance Corp.*	362	20,254

		439,928

Electric — 2.3%
Allete, Inc.	851	31,172
Ameresco, Inc., Class A*	300	3,048
Atlantic Power Corp.*	1,600	22,704
Avista Corp.	1,349	32,174
Black Hills Corp.	1,048	32,111
Central Vermont Public Service Corp.	391	13,767

	Number of Shares	Value†

Electric — (continued)
CH Energy Group, Inc.	362	$18,885
Cleco Corp.	1,571	53,634
Dynegy, Inc.*	2,400	9,888
El Paso Electric Co.	1,010	32,411
EnerNOC, Inc.*	700	6,300
IDACORP, Inc.	1,173	44,316
MGE Energy, Inc.	628	25,541
NorthWestern Corp.	836	26,702
Ormat Technologies, Inc.	400	6,432
Otter Tail Corp.	892	16,323
Pike Electric Corp.*	358	2,424
PNM Resources, Inc.	2,034	33,418
Portland General Electric Co.	1,956	46,338
The Empire District Electric Co.	945	18,314
UIL Holdings Corp.	1,208	39,779
Unisource Energy Corp.	875	31,579
Unitil Corp.	363	9,322

		556,582

Electrical Components & Equipment — 1.0%
A123 Systems, Inc.*	1,700	5,848
Active Power, Inc.*	2,100	2,709
Acuity Brands, Inc.	1,132	40,797
Advanced Energy Industries, Inc.*	1,393	12,008
American Superconductor Corp.*	1,090	4,284
Belden, Inc.	1,255	32,367
Capstone Turbine Corp.*	4,500	4,500
Coleman Cable, Inc.*	300	2,538
Encore Wire Corp.	571	11,751
Ener1, Inc.*	1,096	150
EnerSys*	1,164	23,303
Generac Holdings, Inc.*	649	12,208
Graham Corp.	266	4,426
InSteel Industries, Inc.	391	3,937
Littelfuse, Inc.	578	23,241
Powell Industries, Inc.*	229	7,092
Power-One, Inc.*	1,424	6,408
PowerSecure International, Inc.*	198	937
SatCon Technology Corp.*	2,939	2,792
Universal Display Corp.*	949	45,495
Valence Technology, Inc.*	3,300	3,432
Vicor Corp.	422	3,693

		253,916

Electronics — 2.0%
American Science & Engineering, Inc.	278	16,972
Analogic Corp.	307	13,941
Badger Meter, Inc.	305	8,824
Bel Fuse, Inc., Class B	269	4,194
Benchmark Electronics, Inc.*	1,677	21,818
Brady Corp., Class A	1,257	33,222
Checkpoint Systems, Inc.*	945	12,833
Coherent, Inc.*	673	28,912
CTS Corp.	863	7,016
Cymer, Inc.*	733	27,253
Daktronics, Inc.	709	6,083
DDi Corp.	279	2,020
Electro Scientific Industries, Inc.*	693	8,240

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
FARO Technologies, Inc.*	420	$13,251
FEI Co.*	892	26,724
Fluidigm Corp.*	200	2,786
II-VI, Inc.*	1,256	21,980
Kemet Corp.*	1,100	7,865
Lecroy Corp.*	400	3,160
Measurement Specialties, Inc.*	370	9,605
Methode Electronics, Inc.	860	6,390
Microvision, Inc.*	1,730	1,176
Multi-Fineline Electronix, Inc.*	152	3,031
Newport Corp.*	863	9,329
NVE Corp.*	109	6,612
OSI Systems, Inc.*	432	14,481
Park Electrochemical Corp.	449	9,595
Plexus Corp.*	903	20,426
Pulse Electronics Corp.	916	2,620
Rofin-Sinar Technologies, Inc.*	686	13,171
Rogers Corp.*	347	13,578
Sanmina-SCI Corp.*	2,326	15,538
SRS Labs, Inc.*	221	1,582
Stoneridge, Inc.*	673	3,513
Taser International, Inc.*	1,711	7,374
TTM Technologies, Inc.*	1,259	11,973
Viasystems Group, Inc.*	100	1,759
Vishay Precision Group, Inc.*	300	3,954
Watts Water Technologies, Inc., Class A	717	19,108
Woodward, Inc.	1,459	39,977
X-Rite, Inc.*	545	2,033
Zagg, Inc.*	500	4,960
Zygo Corp.*	382	4,416

		493,295

Energy-Alternate Sources — 0.2%
Amyris, Inc.*	400	8,096
Clean Energy Fuels Corp.*	1,300	14,456
FuelCell Energy, Inc.*	2,681	2,252
Futurefuel Corp.	500	5,200
Gevo, Inc.*	200	1,114
Green Plains Renewable Energy, Inc.*	467	4,357
Headwaters, Inc.*	1,480	2,131
Kior, Inc - Cl A*	380	7,881
Rex Stores Corp.*	192	3,241
Solazyme, Inc.*	300	2,883
Syntroleum Corp.*	1,113	957

		52,568

Engineering & Construction — 0.7%
Argan, Inc.*	136	1,384
Dycom Industries, Inc.*	853	13,051
EMCOR Group, Inc.	1,763	35,842
Exponent, Inc.*	313	12,936
Granite Construction, Inc.	944	17,719
Insituform Technologies, Inc., Class A*	1,155	13,375
Layne Christensen Co.*	426	9,841
MasTec, Inc.*	1,364	24,020
Michael Baker Corp.*	191	3,654
Mistras Group, Inc.*	300	5,268
MYR Group, Inc.*	583	10,284

	Number of Shares	Value†

Engineering & Construction — (continued)
Orion Marine Group, Inc.*	437	$2,521
Sterling Construction Co., Inc.*	353	3,943
Tutor Perini Corp.	618	7,101
VSE Corp.	104	2,692

		163,631

Entertainment — 0.9%
Churchill Downs, Inc.	320	12,490
Cinemark Holdings, Inc.	2,414	45,576
International Speedway Corp.	700	15,988
Isle of Capri Casinos, Inc.*	241	1,166
Lions Gate Entertainment Corp.*	1,100	7,590
Multimedia Games, Inc.*	470	1,899
National CineMedia, Inc.	1,474	21,388
Pinnacle Entertainment, Inc.*	1,782	16,181
Scientific Games Corp., Class A*	1,500	10,680
Shuffle Master, Inc.*	1,285	10,807
Six Flags Entertainment Corp.	1,000	27,720
Speedway Motorsports, Inc.	316	3,817
Vail Resorts, Inc.	946	35,749

		211,051

Environmental Control — 0.9%
Calgon Carbon Corp.*	1,462	21,301
Casella Waste Systems, Inc., Class A*	600	3,156
Clean Harbors, Inc.*	1,122	57,559
Darling International, Inc.*	3,067	38,614
Energy Recovery, Inc.*	1,918	5,773
EnergySolutions, Inc.*	2,066	7,293
Fuel Tech, Inc.*	375	2,182
Heckmann Corp.*	2,213	11,707
Heritage-Crystal Clean, Inc.*	200	3,632
Met-Pro Corp.	452	3,878
Metalico, Inc.*	781	3,046
Mine Safety Appliances Co.	721	19,438
Rentech, Inc.*	4,000	3,121
Tetra Tech, Inc.*	1,664	31,183
TRC Cos., Inc.*	500	1,505
U.S. Ecology, Inc.	442	6,838
WCA Waste Corp.*	500	2,120

		222,346

Food — 2.1%
Arden Group, Inc., Class A	11	874
B&G Foods, Inc., Class A	1,106	18,448
Cal-Maine Foods, Inc.	323	10,152
Calavo Growers, Inc.	251	5,151
Chefs Warehouse Holdings, Inc.*	450	5,292
Chiquita Brands International, Inc.*	1,024	8,540
Diamond Foods, Inc.	576	45,959
Dole Food Co., Inc.*	860	8,600
Fresh Del Monte Produce, Inc.	916	21,251
Fresh Market, Inc. (The)*	700	26,712
Imperial Sugar Co.	423	2,724
Ingles Markets, Inc., Class A	304	4,329
J&J Snack Foods Corp.	332	15,953
Lancaster Colony Corp.	472	28,797
Lifeway Foods, Inc.*	87	928

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
M&F Worldwide Corp.*	351	$8,642
Nash Finch Co.	240	6,463
Pilgrim’s Pride Corp.*	900	3,843
Ruddick Corp.	1,187	46,281
Sanderson Farms, Inc.	534	25,365
Seaboard Corp.	7	12,614
Seneca Foods Corp., Class A*	211	4,178
Senomyx, Inc.*	700	2,457
Smart Balance, Inc.*	1,879	11,086
Snyders-Lance, Inc.	1,279	26,667
Spartan Stores, Inc.	602	9,319
The Hain Celestial Group, Inc.*	962	29,389
Tootsie Roll Industries, Inc.	544	13,121
TreeHouse Foods, Inc.*	914	56,522
United Natural Foods, Inc.*	1,200	44,448
Village Super Market, Inc., Class A	168	4,022
Weis Markets, Inc.	266	9,858
Winn-Dixie Stores, Inc.*	1,527	9,040

		527,025

Forest Products & Paper — 0.6%
Boise, Inc.	2,425	12,537
Buckeye Technologies, Inc.	1,080	26,039
Clearwater Paper Corp.*	678	23,038
Deltic Timber Corp.	292	17,427
KapStone Paper and Packaging Corp.*	920	12,779
Neenah Paper, Inc.	274	3,885
P.H. Glatfelter Co.	1,059	13,989
Schweitzer-Mauduit International, Inc.	438	24,471
Wausau Paper Corp.	1,581	10,103
Xerium Technologies, Inc.*	200	2,094

		146,362

Gas — 1.4%
Chesapeake Utilities Corp.	257	10,308
New Jersey Resources Corp.	994	42,315
Nicor, Inc.	1,165	64,087
Northwest Natural Gas Co.	650	28,665
Piedmont Natural Gas Co., Inc.	1,851	53,475
South Jersey Industries, Inc.	740	36,815
Southwest Gas Corp.	1,194	43,187
The Laclede Group, Inc.	556	21,545
WGL Holdings, Inc.	1,232	48,134

		348,531

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	585	21,224

Healthcare Products — 3.8%
Abaxis, Inc.*	629	14,410
ABIOMED, Inc.*	789	8,703
Accuray, Inc.*	1,538	6,183
Affymetrix, Inc.*	1,357	6,649
Align Technology, Inc.*	1,665	25,258
Alphatec Holdings, Inc.*	816	1,722
AngioDynamics, Inc.*	558	7,332
ArthroCare Corp.*	755	21,721
Atricure, Inc.*	400	3,896

	Number of Shares	Value†

Healthcare Products — (continued)
Atrion Corp.	37	$7,673
Biolase Technology, Inc.*	808	2,424
BioMimetic Therapeutics, Inc.*	320	1,056
Caliper Life Sciences, Inc.*	1,200	12,564
Cantel Medical Corp.	300	6,336
CardioNet, Inc.*	289	867
Cardiovascular Systems, Inc.*	400	4,556
Cepheid, Inc.*	1,535	59,604
Cerus Corp.*	800	1,696
Columbia Laboratories, Inc.*	1,900	3,705
Conceptus, Inc.*	792	8,292
CONMED Corp.*	803	18,477
CryoLife, Inc.*	599	2,690
Cyberonics, Inc.*	647	18,310
Cynosure, Inc., Class A*	195	1,968
Delcath Systems, Inc.*	1,021	3,410
DexCom, Inc.*	1,542	18,504
Endologix, Inc.*	1,298	13,032
Exactech, Inc.*	209	2,943
Genomic Health, Inc.*	509	11,188
Greatbatch, Inc.*	693	13,867
Haemonetics Corp.*	673	39,357
Hanger Orthopedic Group, Inc.*	808	15,263
Hansen Medical, Inc.*	1,388	4,608
HeartWare International, Inc.*	289	18,614
ICU Medical, Inc.*	279	10,267
Insulet Corp.*	1,146	17,488
Integra LifeSciences Holdings Corp.*	526	18,815
Invacare Corp.	690	15,898
IRIS International, Inc.*	550	4,933
Kensey Nash Corp.*	139	3,406
Luminex Corp.*	953	21,128
MAKO Surgical Corp.*	754	25,802
Masimo Corp.	1,404	30,397
Medical Action Industries, Inc.*	316	1,596
Medtox Scientific, Inc.	200	2,618
Merge Healthcare, Inc.*	1,657	10,091
Meridian Bioscience, Inc.	1,160	18,258
Merit Medical Systems, Inc.*	1,075	14,125
Natus Medical, Inc.*	575	5,468
Neoprobe Corp.*	2,200	6,512
NuVasive, Inc.*	906	15,465
NxStage Medical, Inc.*	1,084	22,612
OraSure Technologies, Inc.*	1,201	9,560
Orthofix International NV	471	16,254
Palomar Medical Technologies, Inc.*	361	2,845
PSS World Medical, Inc.*	1,485	29,240
Quidel Corp.*	651	10,657
Rockwell Medical Technologies, Inc.*	400	3,264
Solta Medical, Inc.*	1,200	1,500
SonoSite, Inc.*	311	9,436
Spectranetics Corp.*	765	5,462
STAAR Surgical Co.*	700	5,460
Stereotaxis, Inc.*	1,188	1,319
STERIS Corp.	1,411	41,300
SurModics, Inc.*	273	2,484

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Symmetry Medical, Inc.*	944	$7,288
Synergetics USA, Inc.*	700	3,773
Synovis Life Technologies, Inc.*	284	4,743
The Female Health Co.	304	1,240
Tornier BV	300	6,147
Unilife Corp.*	1,910	8,022
Uroplasty, Inc.*	600	2,910
Vascular Solutions, Inc.*	283	3,240
Volcano Corp.*	1,364	40,415
West Pharmaceutical Services, Inc.	889	32,982
Wright Medical Group, Inc.*	1,061	18,971
Young Innovations, Inc.	97	2,765
Zoll Medical Corp.*	543	20,493

		923,527

Healthcare Services — 1.7%
Air Methods Corp.*	258	16,427
Alliance HealthCare Services, Inc.*	679	774
Almost Family, Inc.*	177	2,944
Amedisys, Inc.*	806	11,945
American Dental Partners, Inc.*	331	3,197
Amsurg Corp.*	723	16,268
Assisted Living Concepts, Inc., Class A	404	5,119
Bio-Reference Labs, Inc.*	707	13,016
Capital Senior Living Corp.*	436	2,690
Centene Corp.*	1,268	36,354
Continucare Corp.*	556	3,547
Emeritus Corp.*	683	9,630
Five Star Quality Care, Inc.*	800	2,000
Gentiva Health Services, Inc.*	623	3,439
HealthSouth Corp.*	2,218	33,115
Healthspring, Inc.*	1,734	63,222
Healthways, Inc.*	658	6,468
IPC The Hospitalist Co., Inc.*	447	15,953
Kindred Healthcare, Inc.*	1,123	9,680
LHC Group, Inc.*	382	6,517
Magellan Health Services, Inc.*	841	40,620
MedCath Corp.	562	7,801
Metropolitan Health Networks, Inc.*	756	3,432
Molina Healthcare, Inc.*	668	10,314
National Healthcare Corp.	206	6,654
RadNet, Inc.*	900	2,196
Select Medical Holdings Corp.*	1,300	8,671
Skilled Healthcare Group, Inc., Class A*	561	2,025
Sun Healthcare Group, Inc.*	518	1,399
Sunrise Senior Living, Inc.*	1,334	6,176
The Ensign Group, Inc.	321	7,418
Triple-S Management Corp., Class B*	391	6,549
U.S. Physical Therapy, Inc.	191	3,537
Vanguard Health Systems, Inc.*	987	10,028
WellCare Health Plans, Inc.*	1,003	38,094

		417,219

Holding Companies — 0.1%
Compass Diversified Holdings	841	10,243
Harbinger Group, Inc.*	175	887

	Number of Shares	Value†

Holding Companies — (continued)
Primoris Services Corp.	890	$9,310

		20,440

Home Builders — 0.3%
Beazer Homes USA, Inc.*	1,421	2,146
Cavco Industries, Inc.*	169	5,820
Hovnanian Enterprises, Inc., Class A*	1,610	1,964
KB Home	1,800	10,548
M.D.C. Holdings, Inc.	900	15,246
M/I Homes, Inc.*	336	2,019
Meritage Homes Corp.*	690	10,447
Skyline Corp.	87	831
Standard Pacific Corp.*	1,938	4,787
The Ryland Group, Inc.	935	9,958
Winnebago Industries, Inc.*	722	4,996

		68,762

Home Furnishings — 0.4%
American Woodmark Corp.	169	2,047
Audiovox Corp., Class A*	225	1,235
DTS, Inc.*	374	9,286
Ethan Allen Interiors, Inc.	628	8,547
Furniture Brands International, Inc.*	1,138	2,344
Kimball International, Inc., Class B	744	3,616
La-Z-Boy, Inc.*	1,262	9,351
Sealy Corp.*	445	659
Select Comfort Corp.*	1,300	18,161
Skullcandy, Inc.*	407	5,751
TiVo, Inc.*	2,955	27,600
Universal Electronics, Inc.*	300	4,917

		93,514

Hotels & Resorts — 0.0%
Chatham Lodging Trust	200	1,984

Household Products & Wares — 0.5%
ACCO Brands Corp.*	1,393	6,645
American Greetings Corp., Class A	1,043	19,295
At Cross Co. Class A*	300	3,384
Blyth, Inc.	141	7,818
Central Garden and Pet Co., Class A*	1,202	8,510
CSS Industries, Inc.	212	3,536
Ennis, Inc.	518	6,765
Helen of Troy Ltd.	714	17,936
Oil-Dri Corp. of America	97	1,802
Prestige Brands Holdings, Inc.*	1,372	12,417
Spectrum Brands Holdings, Inc.*	400	9,448
Summer Infant, Inc.*	300	1,980
WD-40 Co.	446	17,769

		117,305

Housewares — 0.0%
Libbey, Inc.*	500	5,270
Lifetime Brands, Inc.	200	1,928

		7,198

Insurance — 2.7%
Alterra Capital Holdings Ltd.	2,360	44,769
American Equity Investment Life Holding Co.	1,270	11,113

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
American Safety Insurance Holdings Ltd.	152	$2,797
AMERISAFE, Inc.*	508	9,352
AmTrust Financial Services, Inc.	548	12,199
Argo Group International Holdings Ltd.	647	18,355
Baldwin & Lyons, Inc., Class B	125	2,671
Citizens, Inc.*	766	4,910
CNO Financial Group, Inc.*	5,893	31,881
Crawford & Co., Class B	338	1,812
Delphi Financial Group, Inc., Class A	1,227	26,405
Donegal Group, Inc., Class A	283	3,407
eHealth, Inc.*	520	7,103
EMC Insurance Group, Inc.	100	1,840
Employers Holdings, Inc.	882	11,254
Enstar Group Ltd.*	174	16,570
FBL Financial Group, Inc., Class A	327	8,705
First American Financial Corp.	2,773	35,494
Flagstone Reinsurance Holdings SA	1,441	11,168
FPIC Insurance Group, Inc.*	256	10,711
Global Indemnity Plc	223	3,809
Greenlight Capital Re Ltd., Class A	628	13,025
Hallmark Financial Services, Inc.*	255	1,879
Harleysville Group, Inc.	342	20,130
Hilltop Holdings, Inc.*	792	5,710
Horace Mann Educators Corp.	909	10,372
Infinity Property & Casualty Corp.	320	16,794
Kansas City Life Insurance Co.	73	2,254
Maiden Holdings Ltd.	1,168	8,632
Meadowbrook Insurance Group, Inc.	1,518	13,525
MGIC Investment Corp.*	4,627	8,653
Montpelier Re Holdings Ltd.	1,443	25,512
National Interstate Corp.	102	2,242
National Western Life Insurance Co., Class A	52	7,046
Onebeacon Insurance Group Ltd.	600	8,184
Platinum Underwriters Holdings Ltd.	956	29,397
Presidential Life Corp.	410	3,370
Primerica, Inc.	800	17,248
Primus Guaranty Ltd.	370	1,950
ProAssurance Corp.	735	52,935
Radian Group, Inc.	2,703	5,920
RLI Corp.	461	29,310
Safety Insurance Group, Inc.	263	9,949
SeaBright Insurance Holdings, Inc.	344	2,477
Selective Insurance Group	1,215	15,856
State Auto Financial Corp.	376	4,944
Stewart Information Services Corp.	608	5,375
Symetra Financial Corp.	1,600	13,040
The Navigators Group, Inc.*	295	12,744
The Phoenix Cos., Inc.*	2,923	3,566
The PMI Group, Inc.*	2,582	516
Tower Group, Inc.	1,013	23,157
United Fire & Casualty Co.	426	7,536
Universal American Corp.	780	7,847
Universal Insurance Holdings, Inc.	251	966

		668,386

	Number of Shares	Value†

Internet — 2.6%
1-800-Flowers.com, Inc., Class A*	737	$1,710
AboveNet, Inc.	616	33,018
Ancestry.com, Inc.*	705	16,567
Archipelago Learning, Inc.*	202	1,697
Bankrate, Inc.*	723	10,997
Blue Coat Systems, Inc.*	1,239	17,197
Blue Nile, Inc.*	339	11,960
BroadSoft, Inc.*	500	15,175
Cogent Communications Group, Inc.*	1,219	16,395
comScore, Inc.*	710	11,978
Constant Contact, Inc.*	865	14,956
DealerTrack Holdings, Inc.*	945	14,808
Dice Holdings, Inc.*	1,163	9,095
Digital River, Inc.*	1,088	22,554
EarthLink, Inc.	2,424	15,829
ePlus, Inc.*	74	1,826
eResearchTechnology, Inc.*	950	4,237
Global Sources Ltd.	372	2,518
HealthStream, Inc.*	400	5,132
ICG Group, Inc.*	728	6,705
Infospace, Inc.*	896	7,491
Interclick, Inc.*	600	3,330
Internap Network Services Corp.*	1,321	6,499
IntraLinks Holdings, Inc.*	800	6,008
j2 Global Communications, Inc.	1,174	31,581
Keynote Systems, Inc.	428	9,044
KIT Digital, Inc.*	1,229	10,324
Limelight Networks, Inc.*	1,172	2,766
Lionbridge Technologies, Inc.*	1,243	3,058
Liquidity Services, Inc.*	535	17,157
LoopNet, Inc.*	410	7,023
ModusLink Global Solutions, Inc.	945	3,298
Move, Inc.*	3,116	4,518
NIC, Inc.	1,529	17,507
NutriSystem, Inc.	537	6,503
OpenTable, Inc.*	556	25,582
Openwave Systems, Inc.*	1,814	2,830
Orbitz Worldwide, Inc.*	476	1,033
Overstock.com, Inc.*	271	2,512
Perficient, Inc.*	745	5,453
QuinStreet, Inc.*	715	7,400
ReachLocal, Inc.*	200	2,174
Realnetworks, Inc.	515	4,341
Responsys, Inc.*	300	3,234
S1 Corp.*	1,267	11,618
Saba Software, Inc.*	452	2,603
Safeguard Scientifics, Inc.*	450	6,750
Sapient Corp.	2,548	25,837
Shutterfly, Inc.	790	32,532
Sourcefire, Inc.*	770	20,605
SPS Commerce, Inc.*	200	3,258
Stamps.com, Inc.	362	7,399
support.com, Inc.*	1,139	2,255
TechTarget, Inc.*	500	2,855
TeleCommunication Systems, Inc., Class A*	746	2,574
The Active Network, Inc.*	300	4,425

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Towerstream Corp.*	900	$2,304
Travelzoo, Inc.*	111	2,441
U.S. Auto Parts Network, Inc.*	338	1,714
United Online, Inc.	1,855	9,702
ValueClick, Inc.*	2,090	32,520
VASCO Data Security International, Inc.*	728	3,720
VirnetX Holding Corp.*	900	13,491
Vocus, Inc.*	381	6,386
Web.com Group, Inc.*	700	4,886
Websense, Inc.*	999	17,283
XO Group, Inc.*	659	5,384
Zix Corp.*	1,148	3,065

		650,627

Investment Companies — 0.8%
Apollo Investment Corp.	5,128	38,563
Arlington Asset Investment Corp., Class A	100	2,405
BlackRock Kelso Capital Corp.	1,759	12,841
Capital Southwest Corp.	59	4,366
Fifth Street Finance Corp.	1,619	15,089
Gladstone Capital Corp.	412	2,826
Gladstone Investment Corp.	879	5,977
Golub Capital BDC, Inc.	214	3,178
Harris & Harris Group, Inc.*	362	1,285
Hercules Technology Growth Capital, Inc.	1,198	10,207
Kohlberg Capital Corp.	511	2,989
Main Street Capital Corp.	459	8,152
MCG Capital Corp.	1,854	7,342
Medallion Financial Corp.	248	2,306
Medley Capital Group	408	4,113
MVC Capital, Inc.	481	5,036
New Mountain Finance Corp.	200	2,542
NGP Capital Resources Co.	294	1,923
PennantPark Investment Corp.	1,107	9,874
Prospect Capital Corp.	2,748	23,111
Solar Capital Ltd.	901	18,137
Solar Senior Capital Ltd.	100	1,429
THL Credit, Inc.	200	2,184
TICC Capital Corp.	569	4,649
Triangle Capital Corp.	488	7,427

		197,951

Iron & Steel — 0.0%
Metals USA Holdings Corp.*	200	1,790
Universal Stainless & Alloy Products, Inc.*	133	3,381

		5,171

Leisure Time — 0.4%
Ambassadors Group, Inc.	407	2,332
Arctic Cat, Inc.*	200	2,898
Black Diamond, Inc.*	400	2,608
Brunswick Corp.	2,122	29,793
Callaway Golf Co.	1,257	6,499
Interval Leisure Group, Inc.*	916	12,201
Life Time Fitness, Inc.*	1,059	39,024
Marine Products Corp.*	160	547
Town Sports International Holdings, Inc.*	600	4,356

		100,258

	Number of Shares	Value†

Lodging — 0.2%
Ameristar Casinos, Inc.	805	$12,920
Boyd Gaming Corp.*	1,500	7,350
Gaylord Entertainment Co.*	823	15,917
Marcus Corp.	433	4,308
Monarch Casino & Resort, Inc.*	185	1,809
Morgans Hotel Group Co.*	394	2,360
Orient-Express Hotels Ltd., Class A*	2,245	15,513
Red Lion Hotels Corp.*	264	1,772

		61,949

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.*	429	12,561

Machinery - Diversified — 1.4%
Alamo Group, Inc.	117	2,432
Albany International Corp., Class A	632	11,534
Altra Holdings, Inc.*	603	6,977
Applied Industrial Technologies, Inc.	1,011	27,459
Briggs & Stratton Corp.	1,336	18,049
Cascade Corp.	228	7,613
Chart Industries, Inc.*	777	32,766
Cognex Corp.	994	26,947
Columbus McKinnon Corp.*	485	5,316
DXP Enterprises, Inc.*	322	6,063
Flow International Corp.*	1,208	2,670
Global Power Equipment Group, Inc.*	400	9,308
Hurco Cos., Inc.*	200	4,060
Intermec, Inc.*	1,435	9,356
Intevac, Inc.*	341	2,384
iRobot Corp.*	682	17,159
Kadant, Inc.*	299	5,310
Lindsay Corp.	353	18,991
Middleby Corp.*	495	34,878
NACCO Industries, Inc., Class A	122	7,735
Robbins & Myers, Inc.	979	33,981
Sauer-Danfoss, Inc.*	319	9,219
Tecumseh Products Co., Class A*	413	3,011
Tennant Co.	536	18,958
The Gorman-Rupp Co.	401	9,901
Twin Disc, Inc.	235	6,268

		338,345

Media — 0.6%
A.H. Belo Corp., Class A	400	1,680
Belo Corp., Class A	2,160	10,562
Central European Media Enterprises Ltd., Class A	900	7,029
Courier Corp.	247	1,615
Crown Media Holdings, Inc., Class A*	217	310
Cumulus Media, Inc., Class A*	700	1,988
Demand Media, Inc.*	200	1,600
DG FastChannel, Inc.*	657	11,136
Dolan Media, Co.*	593	5,331
E.W. Scripps Co., Class A*	584	4,088
Entercom Communications Corp., Class A*	400	2,100
Entravision Communications Corp., Class A*	1,000	1,020
Fisher Communications, Inc.*	200	4,468

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Gray Television, Inc.*	1,000	$1,560
Journal Communications, Inc., Class A*	884	2,626
Knology, Inc.*	636	8,255
LIN TV Corp., Class A*	472	1,029
Martha Stewart Living Omnimedia, Inc., Class A*	562	1,754
Meredith Corp.	1,000	22,640
Nexstar Broadcasting Group*	400	2,644
Outdoor Channel Holdings, Inc.*	626	3,581
Saga Communications, Inc.*	100	2,951
Scholastic Corp.	600	16,818
Sinclair Broadcast Group, Inc., Class A	1,117	8,009
The McClatchy Co., Class A*	1,100	1,474
The New York Times Co., Class A*	3,200	18,592
Value Line, Inc.	23	264
World Wrestling Entertainment, Inc., Class A	914	8,144

		153,268

Metal Fabricate/Hardware — 0.8%
A.M. Castle & Co.*	435	4,759
Ampco-Pittsburgh Corp.	214	4,376
CIRCOR International, Inc.	435	12,776
Dynamic Materials Corp.	290	4,568
Furmanite Corp.*	954	5,161
Haynes International, Inc.	275	11,949
Kaydon Corp.	778	22,313
L.B. Foster Co., Class A	266	5,913
Lawson Products, Inc.	56	757
Mueller Industries, Inc.	994	38,359
Mueller Water Products, Inc., Class A	3,692	9,156
NN, Inc.*	400	2,020
Northwest Pipe Co.*	183	3,713
Olympic Steel, Inc.	231	3,913
Omega Flex, Inc.*	59	785
RBC Bearings, Inc.*	488	16,587
RTI International Metals, Inc.*	713	16,627
Sun Hydraulics Corp.	459	9,354
Worthington Industries, Inc.	1,584	22,129

		195,215

Mining — 1.3%
AMCOL International Corp.	598	14,346
Century Aluminum Co.*	1,254	11,211
Coeur d’Alene Mines Corp.*	2,182	46,782
General Moly, Inc.*	1,499	4,347
Globe Specialty Metals, Inc.	1,714	24,887
Gold Resource Corp.	700	11,655
Golden Minerals Co.*	868	6,458
Golden Star Resources Ltd.*	6,200	11,532
Hecla Mining Co.*	7,317	39,219
Horsehead Holding Corp.*	883	6,552
Jaguar Mining, Inc.*	2,100	9,870
Kaiser Aluminum Corp.	416	18,421
Materion Corp.*	457	10,365
Midway Gold Corp.*	2,200	4,422
Noranda Aluminium Holding Corp.*	600	5,010
Paramount Gold and Silver Corp.*	2,900	6,844

	Number of Shares	Value†

Mining — (continued)
Revett Minerals, Inc.*	800	$3,088
Stillwater Mining Co.*	2,356	20,026
Thompson Creek Metals Co., Inc.*	3,800	23,066
United States Lime & Minerals, Inc.*	29	1,157
Ur-Energy, Inc.*	2,900	2,610
Uranerz Energy Corp.*	1,700	2,329
Uranium Energy Corp.*	1,407	3,855
Uranium Resources, Inc.*	2,600	1,772
US Gold Corp.*	2,523	10,117
USEC, Inc.*	2,404	3,870
Vista Gold Corp.*	1,900	6,346

		310,157

Miscellaneous Manufacturing — 2.2%
A. O. Smith Corp.	912	29,211
Actuant Corp., Class A	1,806	35,668
American Railcar Industries, Inc.*	300	4,614
Ameron International Corp.	283	24,038
AZZ, Inc.	288	11,166
Barnes Group, Inc.	1,365	26,276
Blount International, Inc.*	1,061	14,175
Ceradyne, Inc.*	618	16,618
Chase Corp.	200	2,150
CLARCOR, Inc.	1,298	53,711
Colfax Corp.*	718	14,547
Eastman Kodak Co.*	6,184	4,824
EnPro Industries, Inc.*	466	13,831
ESCO Technologies, Inc.	634	16,167
Fabrinet	500	9,350
Federal Signal Corp.	1,143	5,052
FreightCar America, Inc.*	270	3,891
GP Strategies Corp.*	296	2,957
Griffon Corp.*	1,156	9,456
Handy & Harman Ltd.*	200	2,018
Hexcel Corp.*	2,520	55,843
John Bean Technologies Corp.	629	8,969
Koppers Holdings, Inc.	453	11,601
LSB Industries, Inc.*	404	11,583
Lydall, Inc.*	300	2,670
Matthews International Corp., Class A	805	24,762
Metabolix, Inc.*	1,090	4,774
Movado Group, Inc.	360	4,385
Myers Industries, Inc.	725	7,359
NL Industries, Inc.	90	1,128
Park-Ohio Holdings Corp.*	200	2,402
PMFG, Inc.*	486	7,664
Raven Industries, Inc.	473	22,799
Smith & Wesson Holding Corp.*	1,279	3,223
Standex International Corp.	300	9,339
STR Holdings, Inc.*	725	5,880
Sturm Ruger & Co., Inc.	419	10,886
The Brink’s Co.	1,100	25,641
Tredegar Corp.	465	6,896
Trimas Corp.*	595	8,836

		536,360

Office Furnishings — 0.4%
Herman Miller, Inc.	1,432	25,575

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Office Furnishings — (continued)
HNI Corp.	1,009	$19,302
Interface, Inc., Class A	1,495	17,731
Knoll, Inc.	1,353	18,536
Steelcase, Inc., Class A	1,716	10,828

		91,972

Oil & Gas — 3.1%
Abraxas Petroleum Corp.*	2,000	5,280
Alon USA Energy, Inc.	152	932
Apco Oil and Gas International, Inc.	258	19,200
Approach Resources, Inc.*	541	9,192
ATP Oil & Gas Corp.*	1,193	9,198
Berry Petroleum Co., Class A	1,334	47,197
Bill Barrett Corp.*	1,225	44,394
BPZ Resources, Inc.*	2,283	6,324
C J Energy Services, Inc.*	430	7,069
Callon Petroleum Co.*	1,000	3,870
CAMAC Energy, Inc.*	900	540
Carrizo Oil & Gas, Inc.*	1,065	22,951
Cheniere Energy, Inc.*	2,130	10,969
Clayton Williams Energy, Inc.*	117	5,009
Comstock Resources, Inc.*	1,100	17,006
Contango Oil & Gas Co.*	303	16,577
CVR Energy, Inc.*	2,274	48,072
Delek US Holdings, Inc.	498	5,612
Endeavour International Corp.*	752	6,001
Energy Partners Ltd.*	700	7,749
Energy XXI Bermuda Ltd.	1,962	42,085
Evolution Petroleum Corp.*	500	3,530
FX Energy, Inc.*	1,389	5,737
Gastar Exploration Ltd.*	1,500	4,500
Georesources, Inc.*	557	9,909
GMX Resources, Inc.*	1,406	3,192
Goodrich Petroleum Corp.*	581	6,867
Gulfport Energy Corp.*	1,063	25,703
Harvest Natural Resources, Inc.*	746	6,393
Hercules Offshore, Inc.*	2,705	7,899
Houston American Energy Corp.	300	4,128
Hyperdynamics Corp.*	3,700	13,690
Isramco, Inc.*	21	1,214
Kodiak Oil & Gas Corp.*	5,200	27,092
Magnum Hunter Resources Corp.*	2,600	8,606
McMoran Exploration Co.*	2,654	26,354
Miller Energy Resources, Inc.*	400	1,056
Northern Oil & Gas, Inc.*	1,513	29,337
Oasis Petroleum, Inc.*	1,400	31,262
Panhandle Oil and Gas, Inc., Class A	117	3,319
Parker Drilling Co.*	2,602	11,423
Penn Virginia Corp.	1,012	5,637
Petroleum Development Corp.*	513	9,947
Petroquest Energy, Inc.*	1,539	8,464
Pioneer Drilling Co.*	1,550	11,129
Resolute Energy Corp.*	1,100	12,496
Rex Energy Corp.*	1,000	12,650
Rosetta Resources, Inc.*	1,290	44,144
Stone Energy Corp.*	1,103	17,880
Swift Energy Co.*	982	23,902

	Number of Shares	Value†

Oil & Gas — (continued)
Triangle Petroleum Corp.*	1,100	$3,949
US Energy Corp.*	500	1,155
Vaalco Energy, Inc.*	1,230	5,978
Vantage Drilling Co.	3,690	4,612
Venoco, Inc.*	686	6,044
Voyager Oil & Gas, Inc.*	1,400	2,940
W&T Offshore, Inc.	762	10,485
Warren Resources, Inc.*	1,705	4,092
Western Refining, Inc.*	1,237	15,413
Zion Oil & Gas, Inc.*	700	1,372

		768,727

Oil & Gas Services — 1.4%
Basic Energy Services, Inc.*	588	8,326
Cal Dive International, Inc.*	2,189	4,181
Complete Production Services, Inc.*	1,866	35,174
Dawson Geophysical Co.*	215	5,070
Dril-Quip, Inc.*	860	46,363
Exterran Holdings, Inc.*	1,500	14,580
Flotek Industries, Inc.*	1,200	5,604
Global Geophysical Services, Inc.*	500	3,985
Global Industries Ltd.*	2,313	18,319
Gulf Island Fabrication, Inc.	318	6,576
Helix Energy Solutions Group, Inc.*	2,600	34,060
Hornbeck Offshore Services, Inc.*	517	12,878
ION Geophysical Corp.*	3,007	14,223
Key Energy Services, Inc.*	3,324	31,545
Lufkin Industries, Inc.	772	41,078
Matrix Service Co.*	687	5,846
Mitcham Industries, Inc.*	300	3,360
Natural Gas Services Group, Inc.*	294	3,772
Newpark Resources, Inc.*	2,112	12,862
OYO Geospace Corp.*	88	4,954
Targa Resources Corp.	400	11,900
Tesco Corp.*	700	8,120
Tetra Technologies, Inc.*	1,726	13,325
Thermon Group Holdings, Inc.*	300	4,146
Union Drilling, Inc.*	183	860
Willbros Group, Inc.*	1,017	4,241

		355,348

Packaging and Containers — 0.1%
AEP Industries, Inc.*	38	844
Graphic Packaging Holding Co.*	3,787	13,065

		13,909

Pharmaceuticals — 3.1%
Achillion Pharmaceuticals, Inc.*	1,000	4,720
Acura Pharmaceuticals, Inc.*	153	520
Aegrion Pharmaceuticals, Inc.*	200	2,534
Akorn, Inc.*	1,613	12,598
Alimera Sciences, Inc.*	500	4,000
Allos Therapeutics, Inc.*	1,315	2,420
Amicus Therapeutics, Inc.*	500	1,920
Ampio Pharmaceuticals, Inc.*	600	3,990
Anacor Pharmaceuticals, Inc.*	500	2,850
Antares Pharma, Inc.*	1,400	3,248
Anthera Pharmaceuticals, Inc.*	500	2,385

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Ardea Biosciences, Inc.*	326	$5,092
Array Biopharma, Inc.*	1,148	2,250
Auxilium Pharmaceuticals, Inc.*	1,165	17,463
AVANIR Pharmaceuticals, Inc., Class A*	3,377	9,658
AVI BioPharma, Inc.*	2,368	2,652
BioScrip, Inc.*	1,011	6,430
Biospecifics Technologies Corp.*	69	1,114
Cadence Pharmaceuticals, Inc.*	814	5,332
Corcept Therapeutics, Inc.*	700	2,170
Cornerstone Therapeutics, Inc.*	127	813
Cytori Therapeutics, Inc.*	810	2,389
Depomed, Inc.*	1,183	6,388
Durect Corp.*	1,856	2,988
Dusa Pharmaceuticals, Inc.*	700	2,590
Dyax Corp.*	1,720	2,167
Endocyte, Inc.*	500	5,300
Furiex Pharmaceuticals, Inc.*	200	2,846
Hi-Tech Pharmacal Co, Inc.*	255	8,568
Idenix Pharmaceuticals, Inc.*	1,293	6,452
Impax Laboratories, Inc.*	1,737	31,110
Infinity Pharmaceuticals, Inc.*	328	2,312
Ironwood Pharmaceuticals, Inc.*	1,161	12,539
Isis Pharmaceuticals, Inc.*	2,810	19,052
ISTA Pharmaceuticals, Inc.*	700	2,415
Jazz Pharmaceuticals, Inc.*	500	20,760
Keryx Biopharmaceuticals, Inc.*	1,700	5,100
KV Pharmaceutical Co., Class A*	1,500	2,025
Lannett Co, Inc.*	197	754
MannKind Corp.*	1,904	7,216
MAP Pharmaceuticals, Inc.*	706	10,322
Medicis Pharmaceutical Corp., Class A	1,515	55,267
Medivation, Inc.*	764	12,973
Nabi Biopharmaceuticals*	913	1,534
Nature’s Sunshine Products, Inc.*	200	2,816
Nektar Therapeutics*	2,533	12,285
Neogen Corp.*	568	19,721
Neurocrine Biosciences, Inc.*	977	5,842
Nutraceutical International Corp.*	196	2,505
Obagi Medical Products, Inc.*	351	3,184
Omega Protein Corp.*	500	4,540
Onyx Pharmaceuticals, Inc.*	1,564	46,936
Opko Health, Inc.*	2,976	12,886
Optimer Pharmaceuticals, Inc.*	1,095	15,155
Orexigen Therapeutics, Inc.*	588	1,170
Osiris Therapeutics, Inc.*	373	1,910
Pain Therapeutics, Inc.*	779	3,708
Par Pharmaceutical Cos., Inc.*	982	26,141
Pharmacyclics, Inc.*	1,100	13,013
PharMerica Corp.*	820	11,701
Pozen, Inc.*	302	728
Progenics Pharmaceuticals, Inc.*	601	3,450
Questcor Pharmaceuticals, Inc.*	1,336	36,419
Raptor Pharmaceutical Corp.*	900	4,059
Rigel Pharmaceuticals, Inc.*	1,590	11,702
Sagent Pharmaceuticals, Inc.*	200	4,048
Salix Pharmaceuticals Ltd.*	1,521	45,022

	Number of Shares	Value†

Pharmaceuticals — (continued)
Santarus, Inc.*	1,297	$3,619
Savient Pharmaceuticals, Inc.*	1,752	7,183
Schiff Nutrition International, Inc.*	157	1,740
Sciclone Pharmaceuticals, Inc.*	677	2,579
SIGA Technologies, Inc.*	685	2,240
Spectrum Pharmaceuticals, Inc.*	1,414	10,789
Sucampo Pharmaceuticals, Inc., Class A*	171	638
Synta Pharmaceuticals Corp.*	721	2,343
Synutra International, Inc.*	311	1,655
Targacept, Inc.*	703	10,545
Theravance, Inc.*	1,816	36,574
USANA Health Sciences, Inc.*	124	3,410
Vanda Pharmaceuticals, Inc.*	741	3,668
Viropharma, Inc.*	1,778	32,128
Vivus, Inc.*	2,370	19,126
XenoPort, Inc.*	827	4,879
Zalicus, Inc.*	1,600	1,569

		750,852

Pipelines — 0.1%
Crosstex Energy, Inc.	964	12,995
Semgroup Corp.*	1,000	19,960

		32,955

Real Estate — 0.1%
Consolidated-Tomoka Land Co.	124	3,256
Forestar Real Estate Group, Inc.*	863	9,415
HFF, Inc., Class A*	700	6,118
Kennedy-Wilson Holdings, Inc.	781	8,279
Terreno Realty Corp.	175	2,245

		29,313

Real Estate Investment Trusts — 0.2%
American Assets Trust, Inc.	800	14,360
American Capital Mortgage. Inc.	343	5,728
Armour Residential REIT, Inc.	1,900	12,920
Avatar Holdings, Inc.*	195	1,595
Merrill Lynch S&P 500 Mitts	288	5,386
RAIT Financial Trust,Inc.	906	3,071
RLJ Lodging Trust	700	8,939
STAG lndustrial, Inc.	400	4,080
Summitt Hotel Properties	700	4,942

		61,021

Retail — 6.4%
99 Cents Only Stores*	1,086	20,004
Aeropostale, Inc.*	1,900	20,539
AFC Enterprises*	559	6,613
America’s Car-Mart, Inc.*	227	6,588
ANN, Inc.*	1,385	31,633
Asbury Automotive Group, Inc.*	749	12,351
Ascena Retail Group, Inc.*	1,634	44,232
Barnes & Noble, Inc.	700	8,281
Bebe Stores, Inc.	717	4,818
Benihana, Inc., Class A*	400	3,444
Big 5 Sporting Goods Corp.	381	2,316
Biglari Holdings, Inc.*	29	8,595
BJ’s Restaurants, Inc.*	620	27,348
Bob Evans Farms, Inc.	742	21,162

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Body Central Corp.*	200	$3,632
Bravo Brio Restaurant Group, Inc.*	500	8,320
Brown Shoe Co., Inc.	954	6,792
Buffalo Wild Wings, Inc.*	447	26,731
Build-A-Bear Workshop, Inc.*	260	1,326
Cabela’s, Inc.*	986	20,203
Caribou Coffee Co., Inc.*	205	2,423
Carrols Restaurant Group, Inc.*	213	1,896
Casey’s General Stores, Inc.	917	40,027
Cash America International, Inc.	725	37,091
Casual Male Retail Group, Inc.*	800	3,008
CEC Entertainment, Inc.	572	16,285
Charming Shoppes, Inc.*	2,209	5,743
Christopher & Banks Corp.	737	2,602
Citi Trends, Inc.*	303	3,566
Coinstar, Inc.*	740	29,600
Coldwater Creek, Inc.*	991	1,239
Collective Brands, Inc.*	1,408	18,248
Conn’s, Inc.*	204	1,465
Cost Plus, Inc.*	500	3,150
Cracker Barrel Old Country Store, Inc.	624	25,010
Denny’s Corp.*	2,352	7,832
Destination Maternity Corp.	178	2,291
DineEquity, Inc.*	371	14,280
Domino’s Pizza, Inc.*	1,466	39,948
Einstein Noah Restaurant Group, Inc.	84	1,078
Express, Inc.	1,300	26,377
Ezcorp, Inc., Class A*	1,110	31,679
First Cash Financial Services, Inc.*	762	31,966
Francesca’s Holdings Corp.*	358	7,593
Fred’s, Inc., Class A	1,231	13,122
Genesco, Inc.*	595	30,660
GNC Holdings, Inc., Class A*	600	12,072
Gordmans Stores, Inc.*	200	2,394
Group 1 Automotive, Inc.	607	21,579
Haverty Furniture Cos., Inc.	550	5,495
Hhgregg, Inc.*	276	2,691
Hibbett Sports, Inc.*	623	21,113
Hot Topic, Inc.	1,095	8,355
HSN, Inc.*	940	31,142
Jack in the Box, Inc.*	1,214	24,183
Jamba, Inc.*	1,100	1,419
Jos. A. Bank Clothiers, Inc.*	699	32,594
Kenneth Cole Productions, Inc., Class A*	158	1,695
Kirkland’s, Inc.*	427	3,916
Krispy Kreme Doughnuts, Inc.*	1,322	9,016
Lithia Motors, Inc., Class A	494	7,104
Liz Claiborne, Inc.*	2,039	10,195
Luby’s, Inc.*	600	2,460
Lumber Liquidators Holdings, Inc.*	533	8,048
MarineMax, Inc.*	400	2,588
McCormick & Schmick’s Seafood Restaurants, Inc.*	268	1,855
New York & Co., Inc.*	583	1,860
Nu Skin Enterprises, Inc., Class A	1,310	53,081
O’Charleys, Inc.*	486	2,887

	Number of Shares	Value†

Retail — (continued)
Office Depot, Inc.*	6,400	$13,184
OfficeMax, Inc.*	1,774	8,604
Pacific Sunwear of California, Inc.*	1,360	1,632
Papa John’s International, Inc.*	455	13,832
PC Connection, Inc.*	165	1,317
Penske Automotive Group, Inc.	1,000	16,000
PetMed Express, Inc.	413	3,717
PF Chang’s China Bistro, Inc.	525	14,301
Pier 1 Imports, Inc.*	2,644	25,858
Pricesmart, Inc.	431	26,860
Red Robin Gourmet Burgers, Inc.*	320	7,709
Regis Corp.	1,532	21,586
Rite Aid Corp.*	13,000	12,740
Ruby Tuesday, Inc.*	1,513	10,833
Rue21, Inc.*	379	8,600
Rush Enterprises, Inc., Class A*	735	10,408
Ruth’s Hospitality Group, Inc.*	495	2,124
Saks, Inc.*	2,709	23,704
Shoe Carnival, Inc.*	239	5,640
Sonic Automotive, Inc., Class A	934	10,078
Sonic Corp.*	1,532	10,831
Stage Stores, Inc.	881	12,219
Stein Mart, Inc.	761	4,756
Steinway Musical Instruments, Inc.*	125	2,695
Susser Holdings Corp.*	302	6,019
Systemax, Inc.*	262	3,333
Talbots, Inc.*	1,494	4,034
Teavana Holdings, Inc.*	290	5,899
Texas Roadhouse, Inc.	1,470	19,433
The Bon-Ton Stores, Inc.	200	994
The Buckle, Inc.	649	24,961
The Cato Corp., Class A	605	13,649
The Cheesecake Factory, Inc.*	1,516	37,369
The Children’s Place Retail Stores, Inc.*	694	32,292
The Finish Line, Inc., Class A	1,393	27,846
The Men’s Wearhouse, Inc.	1,356	35,364
The Pantry, Inc.*	454	5,507
The Pep Boys - Manny, Moe, & Jack	1,205	11,893
The Wet Seal, Inc., Class A*	2,604	11,666
Tuesday Morning Corp.*	1,129	3,974
Vera Bradley, Inc.*	500	18,025
Vitamin Shoppe, Inc.*	600	22,464
West Marine, Inc.*	264	2,033
Winmark Corp.	100	4,622
World Fuel Services Corp.	1,815	59,260
Zale Corp.*	900	2,565
Zumiez, Inc.*	503	8,808

		1,582,087

Savings & Loans — 0.9%
Abington Bancorp, Inc.	567	4,082
Astoria Financial Corp.	2,201	16,926
Bank Mutual Corp.	632	1,650
BankFinancial Corp.	609	4,044
Beneficial Mutual Bancorp, Inc.*	649	4,835
Berkshire Hills Bancorp, Inc.	602	11,119
BofI Holding, Inc.*	100	1,346

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Brookline Bancorp, Inc.	1,268	$9,776
Cape Bancorp, Inc.*	300	2,121
Clifton Savings Bancorp, Inc.	150	1,374
Dime Community Bancshares Inc.	730	7,395
ESB Financial Corp.	194	2,126
ESSA Bancorp, Inc.	319	3,353
First Defiance Financial Corp.*	300	4,020
First Financial Holdings, Inc.	319	1,279
First Pactrust Bancorp, Inc.	200	2,266
Flagstar Bancorp, Inc.*	5,040	2,469
Flushing Financial Corp.	638	6,890
Fox Chase Bancorp, Inc.	420	5,326
Home Federal Bancorp, Inc.	253	1,978
Investors Bancorp, Inc.*	1,156	14,600
Kearny Financial Corp.	152	1,344
Meridian Interstate Bancorp, Inc.*	139	1,516
Northfield Bancorp, Inc.	423	5,601
Northwest Bancshares, Inc.	2,506	29,846
OceanFirst Financial Corp.	327	3,816
Oritani Financial Corp.	1,318	16,949
Provident Financial Services, Inc.	1,703	18,307
Provident New York Bancorp	951	5,535
Rockville Financial, Inc.	730	6,920
Roma Financial Corp.	126	1,027
Territorial Bancorp, Inc.	243	4,653
United Financial Bancorp, Inc.	440	6,024
Viewpoint Financial Group	866	9,916
Westfield Financial, Inc.	784	5,167
WSFS Financial Corp.	157	4,957

		230,553

Semiconductors — 3.3%
Advanced Analogic Technologies, Inc.*	1,025	4,438
Aeroflex Holding Corp.*	500	4,550
Alpha & Omega Semiconductor, Ltd.	400	3,284
Amkor Technology, Inc.*	2,511	10,948
Amtech Systems, Inc.*	300	2,400
Anadigics, Inc.*	1,379	2,979
Applied Micro Circuits Corp.*	1,358	7,292
ATMI, Inc.*	928	14,681
Axcelis Technologies, Inc.*	2,000	2,400
AXT, Inc.*	600	3,024
Brooks Automation, Inc.	1,452	11,834
Cabot Microelectronics Corp.*	561	19,293
Cavium, Inc.*	1,279	34,546
CEVA, Inc.*	671	16,312
Cirrus Logic, Inc.*	1,566	23,083
Cohu, Inc.	504	4,980
Csr PLC*	179	2,322
Diodes, Inc.*	999	17,902
DSP Group, Inc.*	557	3,286
Emagin Corp.*	500	1,315
Emcore Corp.*	2,400	2,376
Emulex Corp.*	1,944	12,442
Entegris, Inc.*	3,370	21,501
Entropic Communications, Inc.*	2,032	8,392
Exar Corp.*	732	4,180

	Number of Shares	Value†

Semiconductors — (continued)
FormFactor, Inc.*	1,172	$7,302
FSI International, Inc.*	600	1,134
Gerber Scientific, Inc.~	500	0
GSI Technology, Inc.*	359	1,766
GSl Group, Inc.*	700	5,376
Gt Advanced Technologies, Inc*	2,914	20,456
Hittite Microwave Corp.*	766	37,304
Inphi Corp.*	500	4,385
Integrated Device Technology, Inc.*	3,400	17,510
Integrated Silicon Solution, Inc.*	500	3,905
IXYS Corp.*	566	6,158
Kopin Corp.*	1,507	5,169
Kulicke & Soffa Industries, Inc.*	1,706	12,727
Lattice Semiconductor Corp.*	2,724	14,301
LTX-Credence Corp.*	1,166	6,168
MaxLinear, Inc., Class A*	500	3,230
Micrel, Inc.	1,245	11,790
Microsemi Corp.*	2,086	33,334
Mindspeed Technologies, Inc.*	600	3,120
MIPS Technologies, Inc.*	1,058	5,121
MKS Instruments, Inc.	1,396	30,307
Monolithic Power Systems, Inc.*	767	7,808
MoSys, Inc.*	500	1,830
Nanometrics, Inc.*	500	7,250
Netlogic Microsystems, Inc.*	1,732	83,327
Omnivision Technologies, Inc.*	1,303	18,294
Pericom Semiconductor Corp.*	646	4,787
Photronics, Inc.*	1,192	5,936
PLX Technology, Inc.*	1,260	3,793
Power Integrations, Inc.	695	21,274
Rambus, Inc.*	2,300	32,200
Richardson Electronics Ltd.	300	4,083
Rubicon Technology, Inc.*	323	3,530
Rudolph Technologies, Inc.*	854	5,713
Semtech Corp.*	1,609	33,950
Sigma Designs, Inc.*	777	6,092
Silicon Image, Inc.*	1,839	10,795
Standard Microsystems Corp.*	653	12,668
Supertex, Inc.*	389	6,730
Tessera Technologies, Inc.*	1,110	13,253
TriQuint Semiconductor, Inc.*	3,749	18,820
Ultra Clean Holdings*	400	1,716
Ultratech, Inc.*	516	8,849
Veeco Instruments, Inc.*	1,093	26,669
Volterra Semiconductor Corp.*	691	13,288

		822,978

Software — 4.4%
Accelrys, Inc.*	1,566	9,490
ACI Worldwide, Inc.*	909	25,034
Actuate Corp.*	940	5,189
Acxiom Corp.*	2,067	21,993
Advent Software, Inc.*	720	15,012
American Software, Inc., Class A	593	4,299
Aspen Technology, Inc.*	2,000	30,540
athenahealth, Inc.*	857	51,034
Avid Technology, Inc.*	749	5,797

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Blackbaud, Inc.	1,150	$25,610
Blackboard, Inc.*	879	39,256
Bottomline Technologies, Inc.*	797	16,052
Callidus Software, Inc.*	800	3,688
CommVault Systems, Inc.*	1,148	42,545
Computer Programs & Systems, Inc.	247	16,339
Concur Technologies, Inc.*	1,162	43,250
Convio, Inc.*	400	3,364
Cornerstone Ondemand, Inc.*	300	3,762
CSG Systems International, Inc.*	781	9,872
Deltek, Inc.*	394	2,368
DemandTec, Inc.*	803	5,252
Digi International, Inc.*	657	7,227
DynaVox, Inc., Class A*	200	720
Ebix, Inc.	736	10,819
Envestnet, Inc.*	600	6,000
EPIQ Systems, Inc.	668	8,370
ePocrates, Inc.*	200	1,802
Fair Isaac Corp.	1,088	23,751
FalconStor Software, Inc.*	626	1,828
Geeknet, Inc.*	100	2,022
Glu Mobile, Inc.*	1,100	2,321
Guidance Software, Inc.*	400	2,596
inContact, Inc.*	900	3,105
InnerWorkings, Inc.*	424	3,324
Interactive Intelligence Group, Inc.*	297	8,064
JDA Software Group, Inc.*	1,011	23,698
Mantech International Corp., Class A	539	16,914
MedAssets, Inc.*	1,248	11,993
Medidata Solutions, Inc.*	544	8,943
Medquist Holdings, Inc.*	800	6,048
MicroStrategy, Inc., Class A*	218	24,867
Monotype Imaging Holdings, Inc.*	899	10,905
NetSuite, Inc.*	756	20,420
Omnicell, Inc.*	935	12,884
OPNET Technologies, Inc.	421	14,697
Parametric Technology Corp.*	2,859	43,971
PDF Solutions, Inc.*	500	2,040
PegaSystems, Inc.	430	13,162
Progress Software Corp.*	1,786	31,344
PROS Holdings, Inc.*	517	6,664
QAD, Inc.*	92	983
QLIK Technologies, Inc.*	1,841	39,876
Quality Systems, Inc.	502	48,694
Quest Software, Inc.*	1,509	23,963
RealPage, Inc.*	700	14,315
Renaissance Learning, Inc.	446	7,484
RightNow Technologies, Inc.*	600	19,830
Rosetta Stone, Inc.*	202	1,848
Schawk, Inc.	187	1,846
Sciquest, Inc.*	300	4,482
Seachange International, Inc.*	773	5,952
Smith Micro Software, Inc.*	576	876
SolarWinds, Inc.*	1,512	33,294
SS&C Technologies Holdings, Inc.*	600	8,574
Synchronoss Technologies, Inc.*	746	18,583

	Number of Shares	Value†

Software — (continued)
SYNNEX Corp.*	594	$15,563
Take-Two Interactive Software, Inc.*	1,844	23,456
Taleo Corp., Class A*	1,102	28,343
Tangoe, Inc.*	469	5,304
The Ultimate Software Group, Inc.*	611	28,546
THQ, Inc.*	1,261	2,182
Tyler Technologies, Inc.*	852	21,539
Verint Systems, Inc.*	500	13,145

		1,078,923

Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	877	14,418
Wesco Aircraft Holdings Inc*	740	8,088

		22,506

Telecommunications — 3.2%
8X8, Inc.*	1,600	6,512
Adtran, Inc.	1,521	40,246
Alaska Communications Systems Group, Inc.	947	6,212
Anaren, Inc.*	312	5,975
Anixter International, Inc.	734	34,821
Arris Group, Inc.*	3,281	33,794
Aruba Networks, Inc.*	2,213	46,274
Atlantic Tele-Network, Inc.	249	8,187
Aviat Networks, Inc.*	1,462	3,436
BigBand Networks, Inc.*	898	1,149
Black Box Corp.	354	7,558
Calix, Inc.*	887	6,919
Cbeyond, Inc.*	568	4,010
Cincinnati Bell, Inc.*	4,437	13,710
Communications Systems, Inc.	200	2,600
Comtech Telecommunications Corp.	592	16,629
Consolidated Communications Holdings, Inc.	570	10,289
DigitalGlobe, Inc.*	845	16,418
Extreme Networks, Inc.*	1,947	5,160
Fairpoint Communications, Inc.*	600	2,580
Finisar Corp.*	2,221	38,956
General Communication, Inc., Class A*	986	8,085
GeoEye, Inc.*	547	15,507
Global Crossing Ltd.	703	16,809
Globalstar, Inc.*	1,400	573
Globecomm Systems, Inc.*	500	6,755
Harmonic, Inc.*	2,494	10,624
HickoryTech Corp.	400	3,848
IDT Corp., Class B	300	6,120
Infinera Corp.*	2,494	19,254
InterDigital, Inc.	1,093	50,912
Iridium Communications, Inc.*	1,100	6,820
Ixia*	813	6,236
KVH Industries, Inc.*	354	2,800
Leap Wireless International, Inc.*	1,400	9,660
LogMeIn, Inc.*	447	14,845
Loral Space & Communications, Inc.*	246	12,325
Meru Networks, Inc.*	200	1,630
Motricity, Inc.*	900	1,521
NeoPhotonics Corp.*	300	2,064

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Netgear, Inc.*	863	$22,343
Neutral Tandem, Inc.*	926	8,964
Novatel Wireless, Inc.*	601	1,815
NTELOS Holdings Corp.	764	13,546
Oclaro, Inc.*	1,100	4,004
Oplink Communications, Inc.*	635	9,614
Opnext, Inc.*	580	725
ORBCOMM, Inc.*	1,000	2,550
PAETEC Holding Corp.*	3,023	15,992
Plantronics, Inc.	1,267	36,046
Powerwave Technologies, Inc.*	4,052	6,969
Preformed Line Products Co.	45	2,061
Premiere Global Services, Inc.*	1,064	6,831
Procera Networks, Inc.*	300	2,880
RF Micro Devices, Inc.*	6,851	43,435
Rignet, Inc.*	200	3,206
Shenandoah Telecommunications Co.	559	6,227
ShoreTel, Inc.*	981	4,885
Sonus Networks, Inc.*	4,915	10,666
SureWest Communications	400	4,188
Sycamore Networks, Inc.	624	11,263
Symmetricom, Inc.*	959	4,162
Tekelec*	1,342	8,106
Telenavinc*	300	2,661
USA Mobility, Inc.	512	6,758
Viasat, Inc.*	962	32,044
Vonage Holdings Corp.*	3,700	9,620
Westell Technologies, Inc.*	1,400	3,024

		792,408

Textiles — 0.1%
G&K Services, Inc., Class A	407	10,395
Unifirst Corp.	377	17,074

		27,469

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	584	11,067
Leapfrog Enterprises, Inc.*	876	2,952

		14,019

Transportation — 1.8%
Air Transport Services Group, Inc.*	985	4,265
Arkansas Best Corp.	532	8,592
Atlas Air Worldwide Holdings, Inc.*	648	21,572
Baltic Trading Ltd.	300	1,395
Bristow Group, Inc.	950	40,308
CAI International, Inc.*	260	3,047
Celadon Group, Inc.	435	3,863
DHT Maritime, Inc.	1,126	2,297
Eagle Bulk Shipping, Inc.	1,220	1,915
Echo Global Logistics, Inc.*	200	2,660
Excel Maritime Carriers Ltd.	700	1,456
Forward Air Corp.	696	17,713
Frontline Ltd.	1,200	5,820
Genco Shipping & Trading Ltd.	511	3,991
General Maritime Corp.	1,577	410
Genesee & Wyoming, Inc., Class A*	1,026	47,730
Golar LNG Ltd.	1,006	31,971

	Number of Shares	Value†

Transportation — (continued)
Gulfmark Offshore, Inc., Class A*	579	$21,041
Heartland Express, Inc.	1,167	15,825
HUB Group, Inc., Class A*	868	24,538
International Shipholding Corp.	141	2,607
Knight Transportation, Inc.	1,406	18,714
Knightsbridge Tankers Ltd.	574	9,500
Marten Transport Ltd.	434	7,482
Nordic American Tanker Shipping	1,067	15,045
Old Dominion Freight Line, Inc.*	1,139	32,997
Overseas Shipholding Group, Inc.	600	8,244
Pacer International, Inc.*	687	2,576
Patriot Transportation Holding, Inc.*	69	1,394
PHI, Inc.*	293	5,608
Quality Distribution, Inc.*	400	3,588
RailAmerica, Inc.*	456	5,942
Roadrunner Transportation Systems, Inc.*	200	2,744
Saia, Inc.*	274	2,882
Scorpio Tankers, Inc.*	600	3,168
Ship Finance International Ltd.	1,084	14,092
Swift Transportation Co.*	1,800	11,592
Teekay Tankers Ltd., Class A	793	3,648
Ultrapetrol (Bahamas) Ltd.	435	987
Universal Truckload Services, Inc.	100	1,300
Werner Enterprises, Inc.	1,023	21,309

		435,828

Trucking and Leasing — 0.2%
Aircastle Ltd.	1,676	15,956
Amerco, Inc.*	195	12,178
Greenbrier Cos., Inc.*	447	5,208
TAL International Group, Inc.	493	12,295
Textainer Group Holdings Ltd.	212	4,299

		49,936

Water — 0.3%
American States Water Co.	412	13,979
Artesian Resources Corp., Class A	113	1,979
California Water Service Group	1,166	20,650
Connecticut Water Service, Inc.	319	7,981
Consolidated Water Co., Inc.	312	2,459
Middlesex Water Co.	271	4,626
Pennichuck Corp.	100	2,798
Pico Holdings, Inc.*	492	10,091
SJW Corp.	288	6,270
York Water Co.	297	4,805
		75,638

TOTAL COMMON STOCKS (Cost $21,882,590)		21,694,296

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Apartments — 1.1%
American Campus Communities, Inc.	1,659	61,731
Associated Estates Realty Corp.	956	14,780
Campus Crest Communities, Inc.	700	7,616
Education Realty Trust, Inc.	1,705	14,646
Home Properties, Inc.	1,224	69,474
Mid-America Apartment Communities, Inc.	898	54,078

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Apartments — (continued)
Post Properties, Inc.	1,295	$44,988

		267,313

Building & Real Estate — 2.5%
Agree Realty Corp.	196	4,269
Alexander’s, Inc.	57	20,578
Anworth Mortgage Asset Corp.	3,331	22,651
Apollo Commercial Real Estate Finance, Inc.	400	5,268
Capstead Mortgage Corp.	2,175	25,100
Colony Financial, Inc.	816	10,543
CreXus Investment Corp.	1,261	11,198
CYS Investments, Inc.	1,927	23,297
Dynex Capital, Inc.	1,007	8,116
Equity Lifestyle Properties, Inc.	796	49,909
Getty Realty Corp.	563	8,118
Government Properties Income Trust	944	20,305
Hatteras Financial Corp.	1,830	46,043
Invesco Mortgage Capital, Inc.	3,007	42,489
iStar Financial, Inc.*	2,118	12,327
MFA Financial, Inc.	8,538	59,937
National Retail Properties, Inc.	2,438	65,509
Newcastle Investment Corp.	3,160	12,861
NorthStar Realty Finance Corp.	2,321	7,659
Pennymac Mortgage Investment Trust	592	9,413
Redwood Trust, Inc.	1,802	20,128
Resource Capital Corp.	1,700	8,500
Starwood Property Trust, Inc.	2,435	41,785
Sun Communities, Inc.	590	20,762
Two Harbors Investment Corp.	3,500	30,905
UMH Properties, Inc.	168	1,527
Walter Investment Management Corp.	648	14,859

		604,056

Diversified — 0.4%
Coresite Realty Corp.	500	7,175
DuPont Fabros Technology, Inc.	1,386	27,290
Entertainment Properties Trust	1,210	47,166
PS Business Parks, Inc.	465	23,036
Whitestone REIT	200	2,228

		106,895

Factory Outlets — 0.2%
Tanger Factory Outlet Centers, Inc.	2,070	53,841

Forest Products & Paper — 0.1%
Potlatch Corp.	930	29,314

Healthcare — 0.7%
Cogdell Spencer, Inc.	734	2,767
Healthcare Realty Trust, Inc.	1,972	33,228
LTC Properties, Inc.	717	18,154
Medical Properties Trust, Inc.	2,807	25,123
National Health Investors, Inc.	657	27,679
Omega Healthcare Investors, Inc.	2,648	42,183
Sabra Healthcare Reit, Inc.	1,088	10,380
Universal Health Realty Income Trust	320	10,755

		170,269

	Number of Shares	Value†

Hotels & Resorts — 0.7%
Ashford Hospitality Trust, Inc.	1,120	$7,862
Chesapeake Lodging Trust	789	9,523
DiamondRock Hospitality Co.	3,853	26,933
FelCor Lodging Trust, Inc.*	3,018	7,032
Hersha Hospitality Trust	3,073	10,633
LaSalle Hotel Properties	2,217	42,566
Pebblebrook Hotel Trust	1,409	22,051
Strategic Hotels & Resorts, Inc.*	4,037	17,400
Sunstone Hotel Investors, Inc.*	3,332	18,959

		162,959

Industrial — 0.4%
DCT Industrial Trust, Inc.	6,582	28,895
EastGroup Properties, Inc.	675	25,744
First Industrial Realty Trust, Inc.*	2,429	19,432
First Potomac Realty Trust	1,126	14,041
Monmouth Real Estate Investment Corp., Class A	1,149	9,112

		97,224

Mixed Industrial/Office — 0.6%
CapLease, Inc.	1,735	6,263
Colonial Properties Trust	1,964	35,666
Cousins Properties, Inc.	2,061	12,057
Gladstone Commercial Corp.	152	2,384
Investors Real Estate Trust	1,818	13,090
Lexington Realty Trust	3,015	19,718
Mission West Properties, Inc.	287	2,178
One Liberty Properties, Inc.	203	2,976
Washington Real Estate Investment Trust	1,629	45,905
Winthrop Realty Trust	777	6,752

		146,989

Office Property — 0.7%
BioMed Realty Trust, Inc.	3,128	51,831
Franklin Street Properties Corp.	1,845	20,867
Highwoods Properties, Inc.	1,860	52,564
Hudson Pacific Properties, Inc.	400	4,652
Kilroy Realty Corp.	1,514	47,388
MPG Office Trust, Inc.*	900	1,899
Parkway Properties, Inc.	593	6,529

		185,730

Regional Malls — 0.3%
CBL & Associates Properties, Inc.	3,854	43,782
Glimcher Realty Trust	2,816	19,937
Pennsylvania Real Estate Investment Trust	1,203	9,299

		73,018

Storage & Warehousing — 0.4%
CubeSmart	2,725	23,244
Extra Space Storage, Inc.	2,438	45,420
Sovran Self Storage, Inc.	682	25,350

		94,014

Strip Centers — 0.4%
Acadia Realty Trust	1,120	20,944
Cedar Shopping Centers, Inc.	1,026	3,191
Equity One, Inc.	1,236	19,603
Excel Trust, Inc.	900	8,658

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Strip Centers — (continued)
Inland Real Estate Corp.	1,788	$13,052
Kite Realty Group Trust	1,107	4,052
Ramco-Gershenson Properties Trust	941	7,716
Retail Opportunity Investments Corp.	1,000	11,080
Saul Centers, Inc.	151	5,105
Urstadt Biddle Properties, Inc., Class A	516	8,241

		101,642

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,048,648)		2,093,264

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.5%
U S Treasury Bills
0.000%, 11/17/11	$10	10,000
0.003%, 02/23/12	40	39,995
0.005%, 02/23/12	20	19,998
0.010%, 10/20/11	30	30,000
0.020%, 03/29/12	10	9,997
0.030%, 02/23/12	15	14,998

TOTAL U.S. TREASURY OBLIGATIONS (Cost $124,996)		124,988

	Number of Shares	Value†
WARRANTS — 0.0%
Clinical Data, Inc.~	354	0
Magnum Hunter Resources Corp.~	260	0

TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $658,226)	658,226	658,226

TOTAL INVESTMENTS — 100.0% (Cost $24,714,460)(a)		$24,570,774

~	Fair valued security. The total value of fair valued securities at September 30, 2011 is $33.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2011, the cost for Federal income tax purposes was $24,995,364 Net unrealized depreciation was $424,590 This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,804,664 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $ 3,229,254

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Advertising	$33,706	$33,706	$—	$—
Aerospace & Defense	366,360	366,360	—	—
Agriculture	75,646	75,646	—	—
Airlines	139,150	139,150	—	—
Apparel	361,184	361,184	—	—
Auto Manufacturers	11,987	11,987	—	—
Auto Parts & Equipment	217,717	217,717	—	—
Banks	1,364,408	1,364,408	—	—
Beverages	63,293	63,293	—	—
Biotechnology	556,172	556,172	—	—
Building Materials	167,366	167,366	—	—
Chemicals	433,680	433,680	—	—
Coal	56,639	56,639	—	—
Commercial Services	1,560,914	1,560,914	—	—
Computers	461,654	461,654	—	—
Cosmetics & Personal Care	24,003	24,003	—	—
Distribution & Wholesale	247,319	247,319	—	—
Diversified Financial Services	439,928	439,895	33	—
Electric	556,582	556,582	—	—
Electrical Components & Equipment	253,916	253,916	—	—
Electronics	493,295	493,295	—	—
Energy-Alternate Sources	52,568	52,568	—	—
Engineering & Construction	163,631	163,631	—	—
Entertainment	211,051	211,051	—	—
Environmental Control	222,346	222,346	—	—
Food	527,025	527,025	—	—
Forest Products & Paper	146,362	146,362	—	—
Gas	348,531	348,531	—	—
Hand & Machine Tools	21,224	21,224	—	—
Healthcare Products	923,527	923,527	—	—
Healthcare Services	417,219	417,219	—	—
Holding Companies	20,440	20,440	—	—
Home Builders	68,762	68,762	—	—
Home Furnishings	93,514	93,514	—	—
Hotels & Resorts	1,984	1,984	—	—
Household Products & Wares	117,305	117,305	—	—
Housewares	7,198	7,198	—	—
Insurance	668,386	668,386	—	—
Internet	650,627	650,627	—	—
Investment Companies	197,951	197,951	—	—
Iron & Steel	5,171	5,171	—	—
Leisure Time	100,258	100,258	—	—
Lodging	61,949	61,949	—	—
Machinery - Construction & Mining	12,561	12,561	—	—
Machinery - Diversified	338,345	338,345	—	—
Media	153,268	153,268	—	—
Metal Fabricate/Hardware	195,215	195,215	—	—
Mining	310,157	310,157	—	—
Miscellaneous Manufacturing	536,360	536,360	—	—
Office Furnishings	91,972	91,972	—	—
Oil & Gas	768,727	768,727	—	—
Oil & Gas Services	355,348	355,348	—	—
Packaging and Containers	13,909	13,909	—	—
Pharmaceuticals	750,852	750,852	—	—
Pipelines	32,955	32,955	—	—
Real Estate	29,313	29,313	—	—
Real Estate Investment Trusts	61,021	61,021	—	—
Retail	1,582,087	1,582,087	—	—
Savings & Loans	230,553	230,553	—	—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

SMALL CAP INDEX FUND

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Semiconductors	822,978	822,978	—	—
Software	1,078,923	1,078,923	—	—
Storage & Warehousing	22,506	22,506	—	—
Telecommunications	792,408	792,408	—	—
Textiles	27,469	27,469	—	—
Toys, Games & Hobbies	14,019	14,019	—	—
Transportation	435,828	435,828	—	—
Trucking and Leasing	49,936	49,936	—	—
Water	75,638	75,638	—	—
REAL ESTATE INVESTMENT TRUSTS	2,093,264	2,093,264	—	—
U.S. TREASURY OBLIGATIONS	124,988	—	124,988	—
SHORT-TERM INVESTMENTS	658,226	658,226	—	—

TOTAL INVESTMENTS	$24,570,774	$24,445,753	$125,021	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2010	$—
Realized Gain (Loss)	(1,664)
Change in Appreciation/(Depreciation)	3,172
Sales	(1,508)

Balance as of 9/30/2011	—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Australia — 8.2%
AGL Energy Ltd.	2,626	$36,006
Alumina Ltd.	14,267	19,895
Amcor Ltd.	7,167	47,448
AMP Ltd.	18,348	68,916
Asciano Group	11,700	16,120
ASX Ltd.	1,185	34,419
Australia & New Zealand Banking Group Ltd.	15,861	294,399
Bendigo & Adelaide Bank Ltd.	2,847	23,061
BHP Billiton Ltd.*	19,419	642,971
BlueScope Steel Ltd.	10,850	7,482
Boral Ltd.	4,277	14,233
Brambles Ltd.	9,267	57,129
Caltex Australia Ltd.	1,064	10,966
CFS Retail Property Trust	10,914	18,315
Coca-Cola Amatil Ltd.	3,313	37,953
Cochlear Ltd.	303	13,432
Commonwealth Bank of Australia	9,472	411,933
Computershare Ltd.	2,605	18,549
Crown Ltd.	2,672	20,355
CSL Ltd.	2,987	84,799
Dexus Property Group	29,914	23,579
Echo Entertainment Group Ltd.*	5,022	17,738
Fairfax Media Ltd.	8,585	6,747
Fortescue Metals Group Ltd.	7,906	33,024
Foster’s Group Ltd.	12,680	64,386
Goodman Group	47,180	25,849
GPT Group	11,893	35,771
GPT Group, In Specie~§	16,419	0
Harvey Norman Holdings Ltd.	3,095	6,359
Iluka Resources Ltd.	2,473	28,946
Incitec Pivot Ltd.	8,759	27,138
Insurance Australia Group Ltd.	13,297	38,492
Leighton Holdings Ltd.	624	11,082
Lend Lease Group	2,214	14,869
Lynas Corp Ltd.*	11,331	11,597
MacArthur Coal Ltd.	1,243	19,007
Macquarie Group Ltd.	1,873	40,505
MAP Group	3,363	10,413
Metcash Ltd.	4,753	18,737
Mirvac Group	15,574	17,122
National Australia Bank Ltd.	13,260	281,660
Newcrest Mining Ltd.	4,488	147,929
OneSteel Ltd.	8,475	9,932
Orica Ltd.	2,023	45,400
Origin Energy Ltd.	6,929	88,664
OZ Minerals Ltd.	2,023	18,022
Paladin Energy Ltd.*	4,300	4,934
Qantas Airways Ltd.*	6,627	8,884
QBE Insurance Group Ltd.	7,001	85,974
QR National Ltd.*	8,035	24,298
Ramsay Health Care Ltd.	980	17,891
Rio Tinto Ltd.	2,702	158,265
Santos Ltd.	5,816	62,943
Sims Metal Management Ltd.	1,263	15,155
Sonic Healthcare Ltd.	1,503	16,428

	Number of Shares	Value†

Australia — (continued)
Stockland	15,423	$42,930
Suncorp-Metway Ltd.	8,249	62,805
TABCORP Holdings Ltd.	5,382	13,262
Tatts Group Ltd.	10,668	22,824
Telstra Corp. Ltd.	24,011	71,510
Toll Holdings Ltd.	4,043	16,954
Transurban Group	7,773	40,413
Wesfarmers Ltd.	6,361	192,195
Wesfarmers Ltd. PPS	1,021	31,413
Westfield Group	12,748	94,535
Westfield Retail Trust	16,640	38,726
Westpac Banking Corp.	18,324	354,848
Woodside Petroleum Ltd.	3,614	111,975
Woolworths Ltd.	7,522	179,750
WorleyParsons Ltd.	1,128	28,145

		4,618,406

Austria — 0.2%
Erste Group Bank AG	1,000	25,504
Immoeast AG*~	2,678	0
IMMOFINANZ AG*	4,017	11,357
Oestrreichische Elektrizitatswirtschafts AG*	303	8,720
OMV AG	796	23,694
Raiffeisen International Bank-Holding AG	211	6,108
Telekom Austria AG	2,544	25,675
Vienna Insurance Group	300	11,405
Voestalpine AG	642	18,558

		131,021

Belgium — 0.9%
Anheuser-Busch InBev N.V.	4,918	261,043
Bekaert S.A.	209	8,509
Belgacom S.A.	673	20,254
Colruyt S.A.	315	13,086
Delhaize Group S.A.	595	34,783
Dexia S.A.*	1,941	3,692
Fortis N.V.	16,326	28,115
Groupe Bruxelles Lambert S.A.	471	33,080
KBC Groep N.V.	1,139	26,278
Mobistar S.A.	172	9,819
Solvay S.A.	356	33,521
UCB S.A.	734	31,281
Umicore	536	19,431

		522,892

Bermuda — 0.1%
Seadrill Ltd.	1,988	54,901

Cayman Islands — 0.0%
Wynn Macau Ltd.*	8,000	18,918

China — 0.1%
Foxconn International Holdings Ltd.*	17,000	8,782
Sands China Ltd.*	14,800	34,627
Yangzijiang Shipbuilding Holdings Ltd.	19,000	12,689

		56,098

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	2,774	$4,283

Denmark — 1.0%
A.P. Moller - Maersk A/S, B Shares	8	46,994
A.P. Moller - Maersk A/S, A Shares	3	16,792
Carlsberg A/S, B Shares	593	35,141
Coloplast A/S, B Shares	200	28,820
Danske Bank A/S*	3,328	46,546
DSV A/S	1,300	23,390
Novo Nordisk A/S, B Shares	2,425	241,855
Novozymes A/S, B Shares	250	35,545
Pandora A/S	292	1,947
TDC A/S	2,500	20,424
TrygVesta A/S	303	15,932
Vestas Wind Systems A/S*	860	13,937
William Demant Holding A/S*	138	10,380

		537,703

Finland — 0.9%
Elisa Oyj	1,000	20,442
Fortum Oyj	2,356	55,457
Kesko Oyj, B Shares	200	6,153
Kone Oyj, B Shares	992	47,183
Metso Oyj	844	24,704
Neste Oil Oyj	209	1,814
Nokia Oyj	23,448	132,593
Nokian Renkaat Oyj	430	12,873
Orion Oyj, Class B	750	15,102
Outokumpu Oyj	950	6,234
Pohjola Bank Plc	1,500	15,780
Rautaruukki Oyj	200	2,006
Sampo Oyj, A Shares	2,233	56,087
Sanoma OYJ	750	8,817
Stora Enso Oyj, R Shares	2,865	16,769
UPM-Kymmene Oyj	2,643	29,858
Wartsila Oyj	1,200	28,474

		480,346

France — 8.5%
Accor S.A.	701	18,666
Aeroports de Paris	215	16,172
Air France-KLM*	1,026	7,499
Air Liquide S.A.	1,660	193,847
Alcatel-Lucent*	15,694	45,505
Alstom S.A.	1,188	39,131
ANF Immobilier	1	41
Arkema S.A.	334	19,342
Atos Origin S.A.	322	13,898
AXA S.A.	10,210	132,830
BNP Paribas	5,890	232,199
Bouygues S.A.	1,339	44,296
Bureau Veritas S.A.	300	21,566
Cap Gemini S.A.	751	24,970
Carrefour S.A.	3,713	84,552
Casino Guichard Perracho S.A.	252	19,670
Christian Dior S.A.	328	36,723
Cie Generale d’Optique Essilor International S.A.	1,282	92,192

	Number of Shares	Value†

France — (continued)
Cie Generale de Geophysique - Veritas*	565	$9,952
CNP Assurances	572	8,422
Compagnie de Saint-Gobain	2,352	89,732
Compagnie Generale des Establissements Michelin, B Shares	1,170	69,975
Credit Agricole S.A.	5,411	37,213
Danone	3,592	220,811
Dassault Systemes S.A.	334	23,585
Edenred	701	16,700
EDF S.A.	1,431	41,443
Eiffage S.A.	328	10,117
Eramet	33	4,556
Eurazeo	56	2,352
Eutelsat Communications	731	29,366
Fonciere Des Regions	106	7,394
France Telecom S.A.	11,462	187,596
GDF Suez	7,609	226,075
Gecina S.A.	190	16,608
Groupe Eurotunnel S.A.	3,383	28,671
ICADE	156	12,188
Iliad S.A.	177	19,773
Imerys S.A.	213	10,655
JC Decaux S.A.*	400	9,927
Klepierre	821	23,014
L’Oreal S.A.	1,401	136,671
Lafarge S.A.	1,154	39,662
Lagardere S.C.A.	642	15,770
Legrand S.A.	1,319	41,119
LVMH Moet Hennessy Louis Vuitton S.A.	1,558	205,656
M6-Metropole Television	104	1,686
Natixis	3,492	10,985
Neopost S.A.	268	19,651
Pernod-Ricard S.A.	1,255	98,257
Peugeot S.A.	786	16,721
PPR	467	60,365
Publicis Groupe S.A.	695	29,007
Renault S.A.	1,060	35,111
Safran S.A.	915	27,991
Sanofi-Aventis S.A.	6,770	445,308
Schneider Electric S.A.	2,824	151,128
SCOR SE	820	17,688
Societe BIC S.A.	120	10,217
Societe Generale	4,013	105,051
Societe Television Francaise 1	821	10,207
Sodexo	506	33,318
Suez Environment Co.	1,284	17,869
Technip S.A.	663	53,117
Thales S.A.	773	24,162
Total S.A.	12,855	567,154
Unibail-Rodamco SE	582	103,850
Vallourec S.A.	629	36,021
Veolia Environment	1,785	26,068
Vinci S.A.	2,610	111,948
Vivendi S.A.	7,194	146,469
Wendel S.A.	211	13,223

		4,760,674

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — 7.0%
Adidas AG	1,279	$77,835
Allianz SE	2,781	260,660
Axel Springer AG	327	11,255
BASF SE	5,597	341,223
Bayer AG	5,058	279,119
Bayerische Motoren Werke AG	2,063	136,284
Beiersdorf AG	497	26,594
Brenntag AG	149	12,926
Celesio AG	516	6,790
Commerzbank AG*	19,802	49,627
Continental AG*	513	29,610
Daimler AG*	5,552	246,921
Deutsche Bank AG	5,308	183,929
Deutsche Boerse AG*	1,275	64,484
Deutsche Lufthansa AG	1,383	17,930
Deutsche Post AG	5,502	70,441
Deutsche Telekom AG	16,161	189,695
E.ON AG	10,454	226,810
Fraport AG Frankfurt Airport Services Worldwide	272	16,016
Fresenius Medical Care AG & Co. KGaA	1,215	82,424
Fresenius SE	613	54,487
GEA Group AG	785	18,324
Hannover Ruckversicherung AG	356	16,095
HeidelbergCement AG	701	25,467
Henkel AG & Co. KGaA	635	27,830
Hochtief AG	206	12,867
Infineon Technologies AG	6,079	44,854
K+S AG	1,027	53,762
Kabel Deutschland Holding AG*	390	20,910
Lanxess AG	391	18,756
Linde AG	1,054	141,039
MAN SE	578	44,804
Merck KGaA	425	34,811
Metro AG	665	28,228
Muenchener Ruckversicherung AG	1,113	138,231
RWE AG	2,499	92,183
Salzgitter AG	183	8,783
SAP AG	5,328	271,100
Siemens AG	4,994	449,311
Suedzucker AG	700	19,888
ThyssenKrupp AG	2,318	56,956
TUI AG*	198	1,018
United Internet AG	243	4,108
Volkswagen AG	252	31,049
Wacker Chemie AG	128	11,364

		3,956,798

Greece — 0.1%
Alpha Bank A.E.*	3,280	5,721
Coca-Cola Hellenic Bottling Co. S.A.*	680	11,985
EFG Eurobank Ergasias S.A.*	1,674	2,049
Hellenic Telecommunications Organization S.A.	590	2,508
National Bank of Greece S.A.*	6,444	23,313
OPAP S.A.	1,080	10,893

	Number of Shares	Value†

Greece — (continued)
Public Power Corp. S.A.	180	$1,430

		57,899

Guernsey — 0.1%
Resolution Ltd.	8,364	32,050

Hong Kong — 2.6%
AIA Group Ltd.	49,000	138,765
ASM Pacific Technology Ltd.	1,700	16,594
BOC Hong Kong Holdings Ltd.	24,500	51,801
Cathay Pacific Airways Ltd.	10,000	16,320
Cheung Kong Holdings Ltd.	8,000	86,725
Cheung Kong Infrastructure Holdings Ltd.	4,000	23,304
CLP Holdings Ltd.	11,500	103,606
Esprit Holdings Ltd.	4,272	5,174
Galaxy Entertainment Group Ltd.*	8,000	11,623
Genting Singapore Plc*	34,000	39,479
Hang Lung Group Ltd.	8,000	40,762
Hang Lung Properties Ltd.	14,000	41,655
Hang Seng Bank Ltd.	4,200	49,202
Henderson Land Development Co., Ltd.	5,172	23,220
Hong Kong Exchanges & Clearing Ltd.	6,256	90,749
Hopewell Holdings Ltd.	1,000	2,869
Hutchison Whampoa Ltd.	12,000	88,805
Hysan Development Co., Ltd.	3,064	9,283
Kerry Properties Ltd.	4,009	12,796
Li & Fung Ltd.	38,000	63,406
MTR Corp.	6,264	18,750
New World Development Ltd.	14,822	14,173
Noble Group Ltd.	22,484	22,432
NWS Holdings Ltd.	3,595	4,757
Orient Overseas International Ltd.	2,000	7,990
Power Assets Holdings Ltd.	9,000	68,858
Shangri-La Asia Ltd.	8,666	16,569
Sino Land Co., Ltd.	12,508	16,518
SJM Holdings Ltd.	10,000	17,666
Sun Hung Kai Properties Ltd.	8,043	92,269
Swire Pacific Ltd., Class A	4,000	41,100
The Bank of East Asia Ltd.	9,940	30,528
The Hong Kong & China Gas Co., Ltd.	30,230	68,045
The Link Real Estate Investment Trust	14,808	46,784
Wharf Holdings Ltd.	8,000	39,469
Wheelock & Co., Ltd.	7,000	20,711
Wing Hang Bank Ltd.	2,000	16,142
Yue Yuen Industrial Holdings Ltd.	7,000	18,104

		1,477,003

Ireland — 0.6%
Anglo Irish Bank Corp. Plc*~	3,146	0
CRH Plc*	4,342	67,105
Elan Corp. Plc*	3,335	35,351
Experian Plc	6,155	69,094
James Hardie Industries SE*	1,387	7,584
Kerry Group Plc, Class A	1,174	41,061
Ryanair Holdings Plc*	862	3,808
Shire Plc	3,158	98,481

		322,484

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Israel — 0.6%
The Israel Corp. Ltd.	16	$10,245
Bank Hapoalim BM	4,200	14,501
Bank Leumi Le-Israel BM	5,100	15,625
Bezeq Israeli Telecommunication Corp. Ltd.	7,500	14,033
Cellcom Israel Ltd.	400	8,166
Elbit Systems Ltd.	300	11,682
Israel Chemicals Ltd.	2,300	26,193
Makhteshim-Agan Industries Ltd.*	3,300	18,076
NICE Systems Ltd.*	400	12,038
Partner Co.mmunications Co., Ltd.	700	6,633
Teva Pharmaceutical Industries Ltd.	5,463	202,405

		339,597

Italy — 2.1%
A2A SpA	1,615	2,009
Assicurazioni Generali SpA	6,372	100,908
Atlantia SpA	1,538	22,114
Autogrill SpA	1,200	12,066
Banca Carige SpA	3,770	7,291
Banca Monte dei Paschi di Siena SpA	33,709	18,720
Banco Popolare Societa Cooperative	7,862	12,999
Beni Stabili SpA	576	299
Enel Green Power SpA	8,768	19,976
Enel SpA	38,452	169,735
ENI SpA	13,750	241,899
Exor SpA	457	8,945
Fiat Industrial SpA*	4,305	32,168
Fiat SpA	5,103	27,551
Finmeccanica SpA	2,436	16,855
Intesa Sanpaolo SpA	60,041	94,159
Intesa Sanpaolo SpA, RSP	5,114	6,574
Luxottica Group SpA	649	16,494
Mediaset SpA	2,266	7,137
Mediobanco SpA	2,550	20,019
Pirelli & C SpA	1,674	11,907
Prysmian SpA	913	11,994
Saipem SpA	1,299	45,591
Snam Rete Gas SpA	8,688	40,109
Telecom Italia SpA	58,827	63,916
Telecom Italia SpA, RSP	37,646	36,612
Terna Rete Elettrica Nasionale SpA	8,545	31,687
UniCredit SpA	79,209	83,991
Unione di Banche Italiane ScpA	6,094	22,560

		1,186,285

Japan — 22.6%
Advantest Corp.	1,200	12,935
Aeon Co., Ltd.	4,100	55,459
Aeon Mall Co., Ltd.	500	11,421
Air Water, Inc.	1,000	12,360
Aisin Seiki Co., Ltd.	1,200	39,955
Ajinomoto Co., Inc.	4,000	47,252
Alfresa Holdings Corp.	200	8,362
All Nippon Airways Co., Ltd.	5,000	15,648
Amada Co., Ltd.	1,000	6,578
Asahi Breweries Ltd.	2,000	42,379
Asahi Glass Co., Ltd.	7,000	68,343
Asahi Kasei Corp.	7,000	41,952

	Number of Shares	Value†

Japan — (continued)
ASICS Corp.	1,000	$13,654
Astellas Pharma, Inc.	2,800	105,691
Benesse Corp.	400	17,720
Bridgestone Corp.	3,900	88,490
Brother Industries Ltd.	1,500	17,623
Canon, Inc.	6,900	313,302
Casio Computer Co., Ltd.	400	2,533
Central Japan Railway Co.	9	78,541
Chiyoda Corp.	2,000	19,498
Chubu Electric Power Co., Inc.	4,400	82,408
Chugai Pharmaceutical Co., Ltd.	900	15,246
Citizen Holdings Co., Ltd.	800	3,983
Cosmo Oil Co., Ltd.	6,000	14,851
Credit Saison Co., Ltd.	1,000	19,281
Dai Nippon Printing Co., Ltd.	3,000	31,023
Daicel Chemical Industries Ltd.	2,000	11,386
Daido Steel Co., Ltd.	2,000	11,962
Daihatsu Motor Co., Ltd.	1,000	18,145
Daiichi Sankyo Co., Ltd.	4,300	89,640
Daikin Industries Ltd.	1,300	37,235
Dainippon Sumitomo Pharma Co., Ltd.	1,400	15,386
Daito Trust Construction Co., Ltd.	400	36,672
Daiwa House Industry Co., Ltd.	3,000	38,413
Daiwa Securities Group, Inc.	9,000	33,608
Dena Co., Ltd.	700	29,324
Denki Kagaku Kogyo KK	4,000	15,250
Denso Corp.	2,900	93,227
Dentsu, Inc.	1,300	41,187
East Japan Railway Co.	2,000	121,253
Eisai Co., Ltd.	1,600	64,558
Electric Power Development Co., Ltd.	500	14,775
Elpida Memory, Inc.*	900	5,629
FamilyMart Co., Ltd.	500	19,096
Fanuc Ltd.	1,100	151,521
Fast Retailing Co., Ltd.	300	53,729
Fuji Electric Holdings Co., Ltd.	1,000	2,589
Fuji Heavy Industries Ltd.	4,000	23,486
FUJIFILM Holdings Corp.	2,800	65,073
Fujitsu Ltd.	12,000	56,590
Fukuoka Financial Group, Inc.	6,000	25,105
Furukawa Electric Co., Ltd.	4,000	10,894
Gree, Inc.	800	24,398
GS Yuasa Corp.	2,000	9,378
Gunma Bank Ltd.	1,000	5,574
Hamamatsu Photonics KK	500	20,153
Hino Motors Ltd.	3,000	17,849
Hirose Electric Co., Ltd.	300	27,889
Hitachi Chemical Co., Ltd.	1,000	16,510
Hitachi Construction Machinery Co., Ltd.	1,000	16,743
Hitachi Ltd.	27,000	134,030
Hitachi Metals Ltd.	1,000	11,515
Hitamitsu Pharmaceutical Co., Ltd.	400	19,220
Hokkaido Electric Power Co., Inc.	900	13,267
Hokuhoku Financial Group, Inc.	9,000	19,665
Hokuriku Electric Power Co.	1,200	22,142
Honda Motor Co., Ltd.	10,000	292,949

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Hoya Corp.	2,900	$67,235
IBIDEN Co., Ltd.	500	10,566
Idemitsu Kosan Co., Ltd.	100	8,958
IHI Corp.	9,000	19,842
INPEX Holdings, Inc.	13	79,834
Isetan Mitsukoshi Holdings Ltd.	2,500	25,303
Isuzu Motors Ltd.	6,000	25,777
ITOCHU Corp.	9,300	88,869
J. Front Retailing Co., Ltd.	1,000	4,746
Japan Prime Realty Investment Corp.	5	12,839
Japan Real Estate Investment Corp.	3	29,330
Japan Retail Fund Investment Corp.	10	16,078
Japan Tobacco, Inc.	26	121,617
JFE Holdings, Inc.	2,900	58,540
JGC Corp.	1,000	24,454
Joyo Bank Ltd.	4,000	18,609
JS Group Corp.	1,300	36,393
JSR Corp.	900	15,485
JTEKT Corp.	1,500	17,949
Jupiter Telecommunications Co., Ltd.	12	12,984
JX Holdings, Inc.	13,890	77,960
Kajima Corp.	7,000	22,974
Kamigumi Co., Ltd.	1,000	8,926
Kaneka Corp.	2,000	11,314
Kansai Paint Co., Ltd.	2,000	19,165
Kao Corp.	3,200	89,134
Kawasaki Heavy Industries Ltd.	7,000	17,851
Kawasaki Kisen Kaisha Ltd.	4,000	8,319
KDDI Corp.	17	117,034
Keihin Electric Express Railway Co., Ltd.	2,000	18,465
Keio Corp.	3,000	21,463
Keisei Electric Railway Co., Ltd.	1,000	6,781
Keyence Corp.	310	84,833
Kikkoman Corp.	1,000	11,425
Kintetsu Corp.	9,000	33,933
Kirin Holdings Co., Ltd.	5,000	65,400
Kobe Steel Ltd.	11,000	18,362
Koito Manufacturing Co. Ltd.	1,000	15,820
Komatsu Ltd.	5,900	127,204
Konami Corp.	600	20,143
Konica Minolta Holdings, Inc.	2,000	13,713
Kubota Corp.	7,000	57,085
Kuraray Co., Ltd.	1,500	20,457
Kurita Water Industries Ltd.	800	22,426
Kyocera Corp.	900	75,254
Kyowa Hakko Kirin Co., Ltd.	1,000	11,150
Kyushu Electric Power Co., Inc.	2,800	45,018
Lawson, Inc.	400	22,642
Makita Corp.	700	24,915
Marubeni Corp.	9,000	50,256
Marui Group Co., Ltd.	600	4,511
Mazda Motor Corp.	7,000	14,159
McDonald’s Holdings Co. (Japan), Ltd.	700	18,670
Medipal Holdings Corp.	1,000	10,129
MEIJI Holdings Co., Ltd.	500	23,727
Minebea Co., Ltd.	2,000	6,714

	Number of Shares	Value†

Japan — (continued)
Miraca Holdings, Inc.	400	$17,581
Mitsubishi Chemical Holdings Corp.	7,500	50,863
Mitsubishi Corp.	8,700	177,129
Mitsubishi Electric Corp.	12,000	106,294
Mitsubishi Estate Co., Ltd.	7,000	113,544
Mitsubishi Gas Chemical Co., Inc.	3,000	18,417
Mitsubishi Heavy Industries Ltd.	18,000	75,917
Mitsubishi Materials Corp.	5,000	12,175
Mitsubishi Motors Corp.*	21,000	27,833
Mitsubishi Tanabe Pharma Corp.	1,000	18,591
Mitsubishi UFJ Financial Group, Inc.	77,600	356,157
Mitsubishi UFJ Lease & Finance Co., Ltd.	130	5,190
Mitsui & Co., Ltd.	10,800	156,441
Mitsui Chemicals, Inc.	5,000	16,724
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	11,755
Mitsui Fudosan Co., Ltd.	5,000	78,986
Mitsui OSK Lines Ltd.	6,000	23,117
Mizuho Financial Group, Inc.	140,580	205,863
MS&AD Insurance Group Holdings, Inc.	3,490	75,934
Murata Manufacturing Co., Ltd.	1,200	65,153
Nabtesco Corp.	700	13,230
Namco Bandai Holdings, Inc.	1,700	23,025
NEC Corp.*	13,000	26,410
NGK Insulators Ltd.	1,000	15,047
NGK Spark Plug Co., Ltd.	1,000	13,590
Nidec Corp.	700	56,376
Nikon Corp.	2,300	54,255
Nintendo Co., Ltd.	600	88,163
Nippon Building Fund, Inc.	3	31,057
Nippon Electric Glass Co., Ltd.	2,000	18,174
Nippon Express Co., Ltd.	5,000	21,327
Nippon Meat Packers, Inc.	1,000	12,995
Nippon Paper Group, Inc.	800	21,299
Nippon Sheet Glass Co., Ltd.	7,000	15,661
Nippon Steel Corp.	33,000	94,647
Nippon Telegraph & Telephone Corp.	2,800	134,143
Nippon Yusen K.K.	8,000	21,699
Nissan Motor Co., Ltd.	14,300	126,527
Nisshin Seifun Group, Inc.	500	6,527
Nisshin Steel Co., Ltd.	2,000	3,570
Nissin Food Products Co., Ltd.	200	8,047
Nitori Holdings Co., Ltd.	300	30,198
Nitto Denko Corp.	900	35,421
NKSJ Holdings, Inc.	1,925	42,734
NOK Corp.	1,000	18,091
Nomura Holdings, Inc.	21,500	78,409
Nomura Real Estate Holdings, Inc.	1,000	15,129
Nomura Real Estate Office Fund, Inc.	2	12,196
Nomura Research Institute Ltd.	1,000	22,843
NSK Ltd.	3,000	22,047
NTN Corp.	4,000	18,759
NTT Data Corp.	6	18,519
NTT DoCoMo, Inc.	90	163,984
Obayashi Corp.	4,000	19,758
Odakyu Electric Railway Co., Ltd.	3,000	28,516
Oji Paper Co., Ltd.	4,000	21,939

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Olympus Corp.	1,500	$46,296
OMRON Corp.	1,000	19,639
Ono Pharmaceutical Co., Ltd.	600	35,799
Oracle Corp. Japan	200	7,041
Oriental Land Co., Ltd.	300	32,008
ORIX Corp.	510	40,029
Osaka Gas Co., Ltd.	12,000	49,855
Otsuka Holdings Co., Ltd.	1,700	46,574
Panasonic Corp.	13,800	133,380
Rakuten, Inc.	46	53,592
Resona Holdings, Inc.	9,400	44,849
Ricoh Co., Ltd.	5,000	41,906
Rinnai Corp.	300	25,046
Rohm Co., Ltd.	500	26,082
Sankyo Co., Ltd.	400	21,644
Santen Pharmaceutical Co., Ltd.	600	25,217
SBI Holdings, Inc.	101	8,727
Secom Co., Ltd.	1,400	67,526
Sega Sammy Holdings, Inc.	1,200	27,997
Seiko Epson Corp.	800	10,180
Sekisui Chemical Co., Ltd.	3,000	25,222
Sekisui House Ltd.	3,000	28,111
Seven & I Holdings Co., Ltd.	4,500	126,135
Sharp Corp.	5,000	42,006
Shikoku Electric Power Co., Inc.	1,300	35,739
Shimadzu Corp.	1,000	8,435
Shimamura Co., Ltd.	200	20,966
Shimano, Inc.	500	26,466
Shimizu Corp.	5,000	21,946
Shin-Etsu Chemical Co., Ltd.	2,500	122,634
Shinsei Bank Ltd.	2,000	2,248
Shionogi & Co., Ltd.	1,800	26,632
Shiseido Co., Ltd.	1,700	32,969
Showa Denko K.K.	9,000	17,766
Showa Shell Sekiyu K.K.	500	3,562
SMC Corp.	300	43,849
Softbank Corp.	5,400	158,004
Sojitz Corp.	9,400	17,173
Sony Corp.	6,300	120,595
Sony Financial Holdings, Inc.	1,200	18,321
Square Enix Holdings Co., Ltd.	1,000	18,007
Stanley Electric Co., Ltd.	1,300	19,644
SUMCO Corp.	1,000	9,339
Sumitomo Chemical Co., Ltd.	9,000	34,727
Sumitomo Corp.	6,300	77,953
Sumitomo Electric Industries Ltd.	4,700	55,199
Sumitomo Heavy Industries Ltd.	3,000	15,342
Sumitomo Metal Industries Ltd.	22,000	45,599
Sumitomo Metal Mining Co., Ltd.	3,000	39,721
Sumitomo Mitsui Financial Group, Inc.	7,800	219,770
Sumitomo Mitsui Trust Holdings, Inc.	20,430	67,621
Sumitomo Realty & Development Co., Ltd.	2,000	38,446
Sumitomo Rubber Industries Ltd.	1,200	15,344
Suruga Bank Ltd.	1,000	9,742
Suzuken Co., Ltd.	400	10,759
Suzuki Motor Corp.	1,800	39,677

	Number of Shares	Value†

Japan — (continued)
Sysmex Corp.	400	$14,392
T&D Holdings, Inc.	2,600	24,496
Taisei Corp.	8,000	22,024
Taisho Pharmaceutical Co., Ltd.~	1,000	24,785
Taiyo Nippon Sanso Corp.	1,000	6,963
Takashimaya Co., Ltd.	1,000	7,293
Takeda Pharmaceutical Co., Ltd.	4,900	232,398
TDK Corp.	600	20,930
Teijin Ltd.	6,000	21,570
Terumo Corp.	1,100	57,249
The Bank of Kyoto Ltd.	1,000	8,903
The Bank of Yokohama Ltd.	7,000	35,103
The Chiba Bank Ltd.	4,000	27,744
The Chugoku Bank Ltd.	1,000	14,727
The Chugoku Electric Power Co., Inc.	2,100	36,936
The Dai-ichi Life Insurance Co., Ltd.	54	55,818
The Hachijuni Bank Ltd.	4,000	24,503
The Hiroshima Bank Ltd.	5,000	24,747
The Iyo Bank Ltd.	1,000	10,202
The Japan Steel Works Ltd.	1,000	5,965
The Kansai Electric Power Co., Inc.	4,800	82,951
The Nishi-Nippon City Bank Ltd.	7,000	21,512
The Shizuoka Bank Ltd.	3,000	31,432
THK Co., Ltd.	1,000	16,641
Tobu Railway Co., Ltd.	7,000	32,973
Toho Co., Ltd.	200	3,493
Toho Gas Co., Ltd.	1,000	6,563
Tohoku Electric Power Co., Inc.	2,500	34,636
Tokio Marine Holdings, Inc.	4,300	108,975
Tokyo Electric Power Co., Inc.*	7,100	21,464
Tokyo Electron Ltd.	1,100	49,896
Tokyo Gas Co., Ltd.	16,000	74,317
Tokyu Corp.	8,000	40,201
Tokyu Land Corp.	1,000	3,594
TonenGeneral Sekiyu K.K.	1,000	11,490
Toppan Printing Co., Ltd.	4,000	29,133
Toray Industries, Inc.	9,000	63,028
Toshiba Corp.	24,000	97,907
Tosoh Corp.	6,000	18,801
TOTO Ltd.	1,000	8,821
Toyo Seikan Kaisha Ltd.	1,000	15,134
Toyo Suisan Kaisha Ltd.	1,000	27,425
Toyoda Gosei Co., Ltd.	400	7,616
Toyota Industries Corp.	1,200	34,997
Toyota Motor Corp.	16,700	572,462
Toyota Tsusho Corp.	1,100	18,819
Trend Micro, Inc.	500	15,638
Tsumura & Co.	200	6,377
Ube Industries Ltd.	7,000	23,263
Unicharm Corp.	600	28,778
Ushio, Inc.	700	10,657
USS Co., Ltd.	110	9,353
West Japan Railway Co.	1,000	42,866
Yahoo! Japan Corp.	64	19,877
Yakult Honsha Co., Ltd.	600	18,721
Yamada Denki Co., Ltd.	540	37,557

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yamaguchi Financial Group, Inc.	1,000	$10,107
Yamaha Corp.	300	3,246
Yamaha Motor Co., Ltd.*	1,400	18,483
Yamato Holdings Co., Ltd.	2,000	36,463
Yamato Kogyo Co., Ltd.	1,000	26,229
Yamazaki Baking CO Ltd	1,000	15,164
Yaskawa Electric Corp.	2,000	15,078
Yokogawa Electric Corp.	2,000	18,918

		12,651,079

Jersey — 0.1%
Randgold Resources Ltd.	474	46,043

Luxembourg — 0.4%
ArcelorMittal	5,028	80,331
Millicom International Cellular S.A.	489	48,730
SES S.A.	2,033	49,473
Tenaris S.A.	2,739	34,502

		213,036

Mexico — 0.1%
Fresnillo Plc	1,200	29,337

Netherlands — 4.6%
Aegon N.V.*	8,597	34,847
Akzo Nobel N.V.	1,237	54,585
ASML Holding N.V.	2,569	88,832
Corio N.V.	288	13,270
Delta Lloyd NV	772	12,183
European Aeronautic Defence & Sapce Co. N.V.	2,293	64,453
Fugro N.V.	296	14,928
Heineken Holdings N.V.	748	28,867
Heineken N.V.	1,679	75,446
ING Groep N.V.*	23,744	167,486
Koninklijke Ahold N.V.	6,706	78,864
Koninklijke Boskalis Westminster N.V.	430	13,226
Koninklijke DSM N.V.	913	39,696
Koninklijke KPN N.V.	9,600	126,442
Koninklijke Philips Electronics N.V.	5,831	104,619
Koninklijke Vopak N.V.	370	17,684
PostNL N.V.	1,984	8,678
QIAGEN N.V.*	1,189	16,514
Randstad Holding N.V.	866	27,609
Reed Elsevier N.V.	3,500	38,488
Royal Dutch Shell Plc, A Shares	21,739	671,672
Royal Dutch Shell Plc, B Shares	16,345	508,572
SBM Offshore N.V.	693	12,011
TNT Express N.V.	1,885	13,180
Unilever N.V.	9,946	314,824
Wolters Kluwer N.V.	2,123	34,453

		2,581,429

New Zealand — 0.1%
Auckland International Airport Ltd.	6,152	10,693
Fletcher Building Ltd.	3,266	19,102
Telecom Corp. of New Zealand Ltd.	13,015	25,870

		55,665

	Number of Shares	Value†

Norway — 0.7%
Aker Solutions ASA	800	$7,663
DnB NOR ASA	6,092	60,714
Gjensidige Forsikring ASA	1,418	14,640
Norsk Hydro ASA	4,261	19,326
Orkla ASA	5,338	40,575
Renewable Energy Corp. ASA*	4,240	3,709
StatoilHydro ASA	6,956	149,261
Telenor ASA	4,615	71,178
Yara International ASA	1,000	38,151

		405,217

Portugal — 0.2%
Banco Comercial Portugues S.A.*	14,953	3,869
Banco Espirito Santo S.A.	3,884	10,287
Cimentos de Portugal, SGPS S.A.	2,109	14,084
Energias de Portugal S.A.	12,468	38,401
Galp Energia SGPS, S.A., B Shares	1,326	24,215
Jeronimo Martins SGPS S.A.	1,200	18,740
Portugal Telecom SGPS, S.A.	2,710	19,910

		129,506

Singapore — 1.5%
Ascendas Real Estate Investment Trust	15,000	23,130
CapitaLand Ltd.	14,000	26,121
Capitamall Trust Management Ltd.	14,700	20,386
CapitaMalls Asia Ltd.	7,000	6,451
City Developments Ltd.	3,000	21,751
ComfortDelGro Corp. Ltd.	4,000	3,972
DBS Group Holdings Ltd.	9,107	81,663
Fraser & Neave Ltd.	5,000	21,948
Global Logistic Properties Ltd.*	15,000	18,810
Golden Agri-Resources Ltd.	42,000	19,436
Hutchison Port Holdings Trust	26,100	17,618
Jardine Cycle & Carriage Ltd.	1,000	31,776
Keppel Corp. Ltd.	8,600	50,433
Keppel Land Ltd.	5,110	9,981
Olam International Ltd.	3,179	5,417
Oversea-Chinese Banking Corp. Ltd.	13,876	85,520
SembCorp Industries Ltd.	6,000	15,486
SembCorp Marine Ltd.	7,000	17,140
Singapore Airlines Ltd.	4,000	34,632
Singapore Exchange Ltd.	4,000	20,106
Singapore Press Holdings Ltd.	7,000	20,015
Singapore Technologies Engineering Ltd.	7,000	14,901
Singapore Telecommunications Ltd.	48,000	115,705
United Overseas Bank Ltd.	7,345	94,448
Wilmar International Ltd.	10,000	39,793

		816,639

Spain — 3.4%
Abertis Infraestructuras S.A.	2,542	39,093
Acciona S.A.	126	10,622
Acerinox S.A.	263	2,956
ACS Actividades de Construccion y Servicios S.A.	740	26,078
Amadeus IT Holding S.A.	2,087	33,344
Banco Bilbao Vizcaya Argentaria, Chile S.A.	26,602	220,255
Banco de Sabadell S.A.	5,606	20,016

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Banco de Valencia S.A.*	12	$12
Banco Popular Espanol S.A.	4,395	20,276
Banco Santander S.A.	51,295	419,381
Bankia SA	4,904	24,073
Bankinter S.A.	588	3,193
Bankinter SA I - 11*~	7	38
Criteria CaixaCorp S.A.	6,692	29,319
Distribuidora Internacional de Alimentacion SA*	3,038	12,097
EDP Renovaveis S.A.*	873	4,754
Enagas	797	14,648
Ferrovial S.A.	1,969	22,446
Fomento de Construcciones y Contratas S.A.	800	19,723
Gas Natural SDG S.A.	1,984	33,738
Gestevision Telecinco S.A.	1,300	7,390
Grifols S.A.*	1,270	23,683
Iberdrola S.A.	24,487	165,554
Inditex S.A.	1,236	105,511
Indra Sistemas S.A.	203	2,918
Mapfre S.A.	5,533	17,085
Red Electrica de Espana S.A.	525	23,924
Repson YPF S.A.	4,669	123,256
Telefonica S.A.	24,924	477,662
Zardoya Otis S.A.	289	3,674

		1,906,719

Sweden — 2.7%
Alfa Laval AB	1,900	29,911
Assa Abloy AB, B Shares	1,775	36,520
Atlas Copco AB, A Shares	4,329	76,625
Atlas Copco AB, B Shares	2,290	35,852
Boliden AB	1,000	10,283
Electrolux AB, B Shares	1,462	21,500
Getinge AB, B Shares	1,453	31,707
Hennes & Mauritz AB, B Shares	5,991	179,382
Hexagon AB, B Shares	1,466	19,063
Holmen AB	500	12,421
Husqvarna AB, B Shares	2,834	11,450
Industrivarden AB	1,227	12,848
Investor AB, B Shares	3,046	53,602
Kinnevik Investment AB, B Shares	1,200	22,204
Modern Times Group AB, B Shares	200	8,014
Nordea Bank AB	15,725	127,264
Ratos AB, B Shares	1,400	16,072
Sandvik AB	6,508	74,993
Scania AB, B Shares	1,700	24,289
Securitas AB, B Shares	1,200	8,729
Skandinaviska Enskilda Banken AB, A Shares	9,468	50,896
Skanska AB, B Shares	2,100	29,071
SKF AB, B Shares	2,175	40,981
Ssab Svenskt Stal AB, A Shares	1,400	10,384
Svenska Cellulosa AB, B Shares	3,340	40,668
Svenska Handelsbanken AB, A Shares	2,722	69,264
Swedbank AB, A Shares	4,752	52,468
Swedish Match AB	1,200	39,602
Tele2 AB, B Shares	2,200	39,848

	Number of Shares	Value†

Sweden — (continued)
Telefonaktiebolaget LM Ericsson, B Shares	18,614	$178,732
TeliaSonera AB	13,846	91,287
Volvo AB, B Shares	8,176	80,319

		1,536,249

Switzerland — 8.5%
ABB Ltd.*	13,464	230,313
Actelion Ltd.*	616	20,464
Adecco S.A.*	883	34,803
Aryzta AG	492	21,364
Baloise Holding AG	303	22,190
Compagnie Financiere Richemont SA	3,036	135,240
Credit Suisse Group AG*	7,052	184,489
GAM Holding Ltd.*	656	8,211
Geberit AG*	256	47,268
Givaudan S.A.*	43	33,535
Glencore International Plc	4,893	30,742
Holcim Ltd.*	1,365	72,438
Julius Baer Group Ltd.*	1,033	34,521
Kuehne & Nagel International AG	317	35,578
Lindt & Spruengli AG	1	34,543
Lindt & Spruengli AG, Participation Certificates	3	8,727
Lonza Group AG*	223	13,437
Nestle S.A.	20,881	1,149,555
Novartis AG	14,095	787,371
Pargesa Holding S.A.	49	3,352
Roche Holding AG	4,248	686,103
Schindler Holding AG	145	15,805
Schindler Holding AG, Participation Certificates	341	36,147
SGS S.A.	35	53,172
Sika AG	9	15,935
Sonova Holding AG*	251	22,774
STMicroelectronics N.V.	3,129	20,448
Straumann Holding AG	19	2,973
Sulzer AG	151	15,518
Swiss Life Holding AG*	175	19,192
Swiss Re Ltd.*	2,232	104,705
Swisscom AG	120	48,820
Syngenta AG	588	152,802
The Swatch Group AG	176	57,908
The Swatch Group AG, Registered Shares	282	16,808
UBS AG*	22,284	254,897
Xstrata Plc	11,924	150,573
Zurich Financial Services AG*	853	177,684

		4,760,405

United Kingdom — 18.9%
3i Group Plc	4,517	13,132
Admiral Group Plc	1,092	21,421
Aggreko Plc	1,801	45,321
AMEC Plc	1,738	21,930
Anglo American Plc	8,085	278,214
Antofagasta Plc	2,513	35,882
ARM Holdings Plc	8,680	74,228
Associated British Foods Plc	1,748	30,092
AstraZeneca Plc	8,395	372,567

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Autonomy Corp. Plc*	1,092	$43,205
Aviva Plc	16,969	79,803
Babcock International Group Plc	1,997	20,361
BAE Systems Plc	19,024	78,573
Balfour Beatty Plc	4,201	16,618
Barclays Plc	66,839	163,914
BG Group Plc	20,609	394,429
BHP Billiton Plc	13,023	347,897
BP Plc	114,076	683,965
British American Tobacco Plc	12,050	508,817
British Land Co. Plc	4,864	35,828
British Sky Broadcasting Group Plc	7,355	75,751
BT Group Plc	46,087	123,529
Bunzl Plc	1,814	21,616
Burberry Group Plc	2,636	47,868
Cairn Energy Plc*	8,224	35,668
Carnival Plc	1,274	39,712
Centrica Plc	30,377	140,027
Cobham Plc	4,326	11,710
Compass Group Plc	12,040	97,134
Diageo Plc	15,299	291,701
Essar Energy Plc	1,915	7,419
Eurasian Natural Resources Corp.*	1,476	13,081
G4S Plc	8,409	34,793
GKN Plc	10,137	27,524
GlaxoSmithKline Plc	31,208	643,982
Hammerson Plc	5,215	30,531
HSBC Holdings Plc	108,600	831,803
ICAP Plc	3,290	20,971
Imperial Tobacco Group Plc	6,275	211,767
Inmarsat Plc	3,494	26,609
Intercontinental Hotels Group Plc	1,325	21,486
International Consolidated Airlines Group SA*	3,469	8,167
International Consolidated Airlines Group SA*	2,764	6,528
International Power Plc	10,295	48,871
Intertek Group Plc	932	26,805
Invensys Plc	4,412	15,369
Investec Plc	2,501	13,532
ITV Plc	22,089	20,203
J. Sainsbury Plc	6,814	29,015
Johnson Matthey Plc	1,505	36,916
Kazakhmys Plc	1,454	17,762
Kingfisher Plc	14,311	54,953
Land Securities Group Plc	4,122	40,967
Legal & General Group Plc	37,514	56,028
Liberty International Plc	3,734	18,934
Lloyds Banking Group Plc*	238,284	127,924
London Stock Exchange Group Plc	1,386	17,437
Lonmin Plc	1,129	18,331
Man Group Plc	8,839	22,865
Marks & Spencer Group Plc	10,596	51,598
National Grid Plc	21,112	209,263
Next Plc	1,167	45,752
Old Mutual Plc	34,664	56,248

	Number of Shares	Value†

United Kingdom — (continued)
Pearson Plc	4,651	$82,040
Petrofac Ltd.	1,394	25,785
Prudential Plc	14,920	128,134
Reckitt Benckiser Group Plc	3,822	193,654
Reed Elsevier Plc	8,010	61,325
Rexam Plc	3,745	18,009
Rio Tinto Plc	8,667	384,367
Rolls-Royce Holdings Plc*	11,288	103,768
Royal Bank of Scotland Group Plc*	94,653	33,862
RSA Insurance Group Plc	18,041	31,048
SABMiller Plc	5,575	181,907
Schroders Plc	456	9,039
Scottish & Southern Energy Plc	5,421	108,784
Segro Plc	3,302	11,264
Serco Group Plc	2,287	18,092
Severn Trent Plc	1,659	39,638
Smith & Nephew Plc	5,964	53,649
Smiths Group Plc	1,949	30,078
Standard Chartered Plc	14,673	292,742
Standard Life Plc	15,714	48,630
Subsea 7 SA*	1,391	26,423
Tesco Plc	49,211	288,258
The Capita Group Plc	3,054	33,450
The Sage Group Plc	9,331	37,007
The Weir Group Plc	992	23,701
TUI Travel Plc	1,257	2,899
Tullow Oil Plc	5,399	109,190
Unilever Plc	7,559	236,780
United Utilities Group Plc	3,483	33,715
Vedanta Resources Plc	511	8,686
Vodafone Group Plc	306,163	789,071
Whitbread Plc	827	20,279
WM Morrison Supermarkets Plc	14,505	65,399
Wolseley Plc	1,475	36,598
WPP Group Plc	8,162	75,601

		10,607,219

United States — 0.3%
Synthes, Inc.	416	67,323
Transocean Ltd.	2,097	100,111

		167,434

TOTAL COMMON STOCKS (Cost $59,784,182)		54,463,335

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	500	23,454
Henkel AG & Co. KGaA	1,172	62,317
Porsche Automobil Holding SE	1,202	57,253
ProSiebenSat.1 Media AG	587	10,321
RWE AG NV	206	7,122

Volkswagen AG	789	104,123

TOTAL PREFERRED STOCKS (Cost $277,949)		264,590

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
RIGHTS — 0.0%
Spain — 0.0%
CaixaBank Expiration date:10/10/11, Exercise price:0.061*	6,692	$547

Banco Bilbao Vizcaya Argentaria SA Expiration date:10/19/11, Exercise price:0.109*	24,436	3,568

TOTAL RIGHTS (Cost $4,249)		4,115

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.* (Cost $0)	256	1

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,343,128)	1,343,128	1,343,128

TOTAL INVESTMENTS — 100.0% (Cost $61,409,508)		$56,075,169	(a)

~	Fair valued security. The total value of fair valued securities at September 30, 2011 is $24,823.
†	See Security Valuation Note.
*	Non-income producing security.
§	Restricted security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $61,620,242. Net unrealized depreciation was $5,545,073. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,412,683 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,957,756.

ADR — American Depository Receipt.

NV — Non Voting Shares.

NVDR — Non Voting Depositary Receipt.

Plc — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$80,121
Aerospace & Defense	0.4%	235,426
Agriculture	1.7%	941,032
Airlines	0.2%	119,416
Apparel	0.4%	194,184
Auto Manufacturers	3.3%	1,771,428
Auto Parts & Equipment	1.0%	544,084
Banks	13.0%	7,078,957
Beverages	2.2%	1,194,465
Biotechnology	0.2%	120,344
Building Materials	1.1%	614,764
Chemicals	3.5%	1,924,409

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†

Coal	—%	$19,007
Commercial Services	1.3%	733,185
Computers	0.3%	156,374
Cosmetics & Personal Care	0.6%	314,146
Distribution & Wholesale	1.3%	718,420
Diversified	—%	23,130
Diversified Financial Services	1.0%	548,154
Diversified Operations	0.1%	50,433
Electric	3.7%	2,039,432
Electrical Components & Equipment	1.1%	574,472
Electronics	1.3%	686,524
Energy-Alternate Sources	0.1%	33,450
Engineering & Construction	1.5%	808,550
Entertainment	0.2%	104,124
Environmental Control	—%	22,426
Food	5.8%	3,144,991
Food Service	0.2%	97,134
Forest Products & Paper	0.3%	142,954
Gas	0.8%	427,302
Hand & Machine Tools	0.4%	214,939
Healthcare Products	0.9%	490,821
Healthcare Services	0.2%	116,743
Holding Companies	0.9%	466,846
Home Builders	0.2%	91,746
Home Furnishings	0.6%	317,481
Household Products & Wares	0.4%	243,151
Industrial	0.2%	103,768
Insurance	4.3%	2,316,777
Internet	0.3%	151,039
Investment Companies	0.3%	180,799
Iron & Steel	0.9%	507,070
Leisure Time	0.2%	119,821
Lodging	0.4%	191,851
Machinery - Construction & Mining	0.5%	256,424
Machinery - Diversified	1.0%	565,591
Media	1.2%	665,262
Metal Fabricate/Hardware	0.4%	240,901
Mining	4.5%	2,473,081
Miscellaneous Manufacturing	1.4%	747,998
Mixed Industrial/Office	0.6%	342,866
Office & Business Equipment	0.7%	385,039
Oil & Gas	7.7%	4,194,846
Oil & Gas Services	0.3%	183,314
Packaging and Containers	0.2%	80,591
Pharmaceuticals	8.1%	4,429,649
Real Estate	1.4%	761,995
Real Estate Investment Trusts	0.5%	272,707
Retail	2.6%	1,397,921
Semiconductors	0.6%	323,017
Shipbuilding	0.1%	41,584
Software	0.9%	476,275
Strip Centers	0.3%	151,576
Telecommunications	6.8%	3,691,174
Textiles	0.2%	105,055
Toys, Games & Hobbies	0.2%	111,188
Transportation	1.6%	872,229
Unknown	1.1%	586,940
Venture Capital	—%	13,132
Water	0.2%	117,290

	100.0%	$54,463,335

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note)

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Australia	$4,618,406	$32,893	$4,585,513	$—
Austria	131,021	—	131,021	—
Belgium	522,892	—	522,892	—
Bermuda	54,901	—	54,901	—
Cayman Islands	18,918	—	18,918	—
China	56,098	—	56,098	—
Cyprus	4,283	—	4,283	—
Denmark	537,703	—	537,703	—
Finland	480,346	—	480,346	—
France	4,760,674	—	4,760,674	—
Germany	3,956,798	64,484	3,892,314	—
Greece	57,899	—	57,899	—
Guernsey	32,050	—	32,050	—
Hong Kong	1,477,003	—	1,477,003	—
Ireland	322,484	—	322,484	—
Israel	339,597	18,076	321,521	—
Italy	1,186,285	—	1,186,285	—
Japan	12,651,079	413,242	12,237,837	—
Jersey	46,043	—	46,043	—
Luxembourg	213,036	—	213,036	—
Mexico	29,337	—	29,337	—
Netherlands	2,581,429	88,626	2,492,803	—
New Zealand	55,665	—	55,665	—
Norway	405,217	—	405,217	—
Portugal	129,506	—	129,506	—
Singapore	816,639	17,618	799,021	—
Spain	1,906,719	256,425	1,650,294	—
Sweden	1,536,249	—	1,536,249	—
Switzerland	4,760,405	135,447	4,624,958	—
United Kingdom	10,607,219	—	10,607,219	—
United States	167,434	100,111	67,323	—
PREFERRED STOCKS	264,590	—	264,590	—
RIGHTS	4,115	4,115	—	—
WARRANTS	1	1	—	—
SHORT-TERM INVESTMENTS	1,343,128	1,343,128	—	—

TOTAL INVESTMENTS	$56,075,168	$2,474,165	$53,601,003	$—

$45,529,954 was transferred from Level 1 into Level 2 at 9/30/10 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets in the prior year. The Portfolio did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 97.2%
Australia — 5.3%
Coca-Cola Amatil Ltd.	442,056	$5,064,115
Newcrest Mining Ltd.	89,442	2,948,106
QBE Insurance Group Ltd.	107,489	1,319,988
Woolworths Ltd.	240,959	5,758,080

		15,090,289

Belgium — 3.1%
Anheuser-Busch InBev N.V.	125,769	6,675,693
Colruyt S.A.	55,510	2,306,053

		8,981,746

Brazil — 7.0%
AES Tiete S.A. (Preference)	181,961	2,274,210
CETIP S.A. - Balcao Organizado de Ativos e Derivativos*	164,275	1,931,722
CIA de Bebidas das Americas ADR	165,230	5,064,299
CPFL Energia S.A.	175,100	1,913,738
Itau Unibanco Holding S.A. Preferred ADR	38,300	594,416
Redecard S.A.	302,939	4,077,855
Souza Cruz S.A.	428,870	4,272,163

		20,128,403

Canada — 4.2%
Canadian National Railway Co.	64,932	4,339,334
Canadian Natural Resources Ltd.	154,828	4,546,290
Goldcorp, Inc.	70,500	3,234,025

		12,119,649

Cayman Islands — 0.4%
Wynn Macau Ltd.*	444,800	1,051,869

China — 0.6%
Baidu, Inc. ADR*	16,138	1,725,314

Denmark — 2.5%
Novo Nordisk A/S, B Shares	71,139	7,094,992

France — 8.2%
BioMerieux	37,527	3,270,184
Bureau Veritas S.A.	56,757	4,079,983
Cie Generale d’Optique Essilor International S.A.	90,156	6,483,364
Hermes International	10,676	3,196,704
L’Oreal S.A.	27,264	2,659,670
Pernod-Ricard S.A.	50,769	3,974,830

		23,664,735

India — 11.2%
Bharat Heavy Electricals Ltd.*	62,699	2,090,724
HDFC Bank Ltd.	998,295	9,443,603
HDFC Bank Ltd. ADR	10,729	312,751
Housing Development Finance Corp.	633,010	8,240,828
ITC Ltd.	1,946,174	7,839,844
Nestle India Ltd.	34,248	2,963,734
Tata Consultancy Services Ltd.	64,700	1,361,746

		32,253,230

Ireland — 2.7%
Covidien Plc	177,076	7,809,052

	Number of Shares	Value†

Japan — 3.9%
Daito Trust Construction Co., Ltd.	38,100	$3,492,975
Nitori Holdings Co., Ltd.	76,200	7,670,249

		11,163,224

Mexico — 1.2%
Fresnillo Plc	83,502	2,041,387
Wal-Mart de Mexico S.A.B de C.V., Series V	578,900	1,327,403

		3,368,790

Netherlands — 6.3%
Core Laboratories N.V.	86,090	7,733,464
Royal Dutch Shell Plc	137,413	4,237,426
Unilever N.V.	195,300	6,181,888

		18,152,778

Singapore — 1.1%
Oversea-Chinese Banking Corp. Ltd.	505,300	3,114,261

Sweden — 0.3%
Indutrade AB	41,306	983,523

Switzerland — 8.0%
Kuehne & Nagel International AG	18,509	2,077,320
Lindt & Spruengli AG, Participation Certificates	137	398,527
Nestle S.A.	252,210	13,884,842
Novartis AG	119,549	6,678,210

		23,038,899

United Kingdom — 25.1%
Admiral Group Plc	114,387	2,243,899
Amlin Plc	187,263	823,016
British American Tobacco Plc	485,178	20,486,860
Bunzl Plc	202,439	2,412,355
Diageo Plc	399,272	7,612,795
Domino’s Pizza UK & IRL Plc	619,957	4,274,386
Imperial Tobacco Group Plc	385,246	13,001,170
Reckitt Benckiser Group Plc	117,943	5,975,961
Rolls-Royce Holdings Plc*	184,039	1,691,829
SABMiller Plc	180,401	5,886,329
Scottish & Southern Energy Plc	72,442	1,453,708
Tesco Plc	1,073,018	6,285,306

		72,147,614

United States — 6.1%
Philip Morris International, Inc.	278,546	17,375,699

TOTAL COMMON STOCKS (Cost $240,149,289)		279,264,067

WARRANTS — 0.2%
Algeria — 0.2%
Housing Development Finance Corp. Expires 09/29/14~ (Cost $749,656)	52,100	681,914

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,412,489)	7,412,489	$7,412,489

TOTAL INVESTMENTS — 100.0% (Cost $248,311,434)(a)		$287,358,470

~	Fair valued security. The total value of fair valued securities at September 30, 2011 is $681,914.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $248,311,434. Net unrealized appreciation was $39,047,036. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $51,071,201. and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,024,165.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

COUNTRY WEIGHTINGS AS OF 09/30/2011†
United Kingdom	25%
India	11
United States	9
France	8
Switzerland	8
Brazil	7
Netherlands	6
Other	26

Total	100%

†	% of total investments as of September 30, 2011

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	22.6%	$62,975,736
Apparel	1.1%	3,196,704
Banks	4.8%	13,465,031
Beverages	12.3%	34,278,061
Commercial Services	2.3%	6,492,338
Computers	0.5%	1,361,746
Cosmetics & Personal Care	1.0%	2,659,670
Diversified Financial Services	5.1%	14,250,405
Electric	2.0%	5,641,656
Electrical Components & Equipment	0.7%	2,090,724
Food	13.5%	37,778,430
Healthcare Products	5.1%	14,292,416
Healthcare Services	1.2%	3,270,184
Household Products & Wares	2.1%	5,975,961
Industrial	2.1%	5,909,377
Insurance	1.6%	4,386,903
Internet	0.6%	1,725,314
Lodging	0.4%	1,051,869
Mining	1.8%	4,989,493
Oil & Gas	3.1%	8,783,716
Oil & Gas Services	2.8%	7,733,464
Pharmaceuticals	4.9%	13,773,202
Real Estate	1.3%	3,492,975
Retail	4.8%	13,272,038
Transportation	2.3%	6,416,654

	100.0%	$279,264,067

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note)

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Australia	$15,090,289	$—	$15,090,289	$—
Belgium	8,981,746	—	8,981,746	—
Brazil	20,128,403	20,128,403	—	—
Canada	12,119,649	12,119,649	—	—
Cayman Islands	1,051,869	—	1,051,869	—
China	1,725,314	1,725,314	—	—
Denmark	7,094,992	—	7,094,992	—
France	23,664,735	—	23,664,735	—
India	32,253,230	312,751	31,940,479	—
Ireland	7,809,052	7,809,052	—	—
Japan	11,163,224	—	11,163,224	—
Mexico	3,368,790	1,327,403	2,041,387	—
Netherlands	18,152,778	7,733,464	10,419,314	—
Singapore	3,114,261	—	3,114,261	—
Sweden	983,523	—	983,523	—
Switzerland	23,038,899	—	23,038,899	—
United Kingdom	72,147,614	—	72,147,614	—
United States	17,375,699	17,375,699	—	—
WARRANTS	681,914	—	681,914	—
SHORT-TERM INVESTMENTS	7,412,489	7,412,489	—	—

TOTAL INVESTMENTS	$287,358,470	$75,944,224	$211,414,246	$—

$160,467,231 was transferred from Level 1 into Level 2 at 9/30/10 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets in the prior year. The Portfolio did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Argentina — 0.2%
Banco Macro S.A. ADR	11,120	$222,511

Brazil — 9.6%
Banco do Brasil S.A.	34,900	451,783
BRF - Brasil Foods S.A.	80,400	1,380,301
BRF - Brasil Foods S.A. ADR	2,600	45,578
CIA de Bebidas das Americas ADR	49,000	1,501,850
Cielo S.A.	26,000	572,477
Itau Unibanco Holding S.A. (Preference)	12,497	193,080
Itau Unibanco Holding S.A. Preferred ADR	81,898	1,271,057
MRV Engenharia e Participacoes S.A.	50,100	255,263
PDG Realty S.A. Empreendimentos e Participacoes	152,400	491,181
Petroleo Brasileiro S.A.	5,910	65,536
Petroleo Brasileiro S.A. (Preference)	31,600	321,000
Petroleo Brasileiro S.A. ADR	47,800	1,050,620
Telecomunicacoes de Sao Paulo S.A. ADR	42,735	1,130,341
Ultrapar Participacoes S.A.	31,900	503,037
Vale S.A. ADR	17,600	401,280
Vale S.A. Preferred ADR	57,100	1,199,100

		10,833,484

Chile — 1.9%
Banco Santander Chile ADR	7,700	565,796
Cencosud S.A.	99,973	544,046
Empresa Nacional de Electricidad S.A.	290,865	421,395
Empresa Nacional de Electricidad S.A. ADR	1,500	65,010
Enersis S.A.	51,198	17,746
Enersis S.A. ADR	31,600	534,356

		2,148,349

China — 8.1%
China Construction Bank Corp., Class H	2,315,930	1,400,758
China Minsheng Banking Corp. Ltd., Class H	646,500	393,251
China Pacific Insurance Group Co. Ltd., Class H	298,400	860,003
China Telecom Corp. Ltd., Class H	1,304,000	816,599
China ZhengTong Auto Services Holdings Ltd.*	389,000	345,278
Hengan International Group Co. Ltd.	90,500	722,777
Ping An Insurance Group Co. of China Ltd., Class H	102,000	570,313
Shanghai Pharmaceuticals Holding Co. Ltd., Class H*	211,700	461,057
Sohu.com, Inc.*	14,300	689,260
Tencent Holdings Ltd.	66,300	1,375,202
Want Want China Holdings Ltd.	821,000	743,545
West China Cement Ltd.	1,138,000	181,645
Yanzhou Coal Mining Co. Ltd., Class H	266,000	565,997

		9,125,685

Cyprus — 0.3%
Eurasia Drilling Co. Ltd. GDR	16,510	301,308

Czech Republic — 2.5%
CEZ A.S.	27,500	1,053,710
Komercni Banka, A.S.	4,271	792,140

	Number of Shares	Value†

Czech Republic — (continued)
Telefonica O2 Czech Republic A.S.	45,800	$974,431

		2,820,281

Egypt — 1.3%
Commercial International Bank Egypt SAE	161,091	615,608
Juhayna Food Industries*	382,997	294,660
Telecom Egypt Co.	225,512	553,686

		1,463,954

Hong Kong — 3.1%
Belle International Holdings Ltd.	422,000	727,525
China Mengniu Dairy Co. Ltd.	273,000	835,297
China Mobile Ltd.	81,000	791,799
China Resources Power Holdings Co. Ltd.	554,200	836,484
GCL-Poly Energy Holdings Ltd.	1,341,000	349,056

		3,540,161

Hungary — 0.5%
Richter Gedeon Nyrt	4,276	583,781

India — 8.4%
Asian Paints Ltd.	8,592	553,014
Dr. Reddy’s Laboratories Ltd.	24,790	746,138
Engineers India Ltd.	8,437	42,257
GAIL India Ltd.*	44,592	372,102
Glenmark Pharmaceuticals Ltd.*	92,601	608,490
HDFC Bank Ltd.	118,455	1,120,552
HDFC Bank Ltd. ADR	3,730	108,729
ICICI Bank Ltd.	42,619	751,781
IndusInd Bank Ltd.	102,648	546,550
ITC Ltd.	161,076	648,868
ITC Ltd. GDR	67,502	272,904
Jindal Steel & Power Ltd.*	45,175	463,956
Larsen & Toubro Ltd.*	20,060	552,856
Mahindra & Mahindra Ltd.	43,676	713,444
Reliance Industries Ltd.	25,394	416,634
Tata Consultancy Services Ltd.	41,162	866,340
Tata Steel Ltd.	83,242	701,370

		9,485,985

Indonesia — 6.1%
Astra International Tbk PT	158,500	1,133,037
Bank Central Asia Tbk PT	1,026,000	889,258
Bank Mandiri Tbk PT	1,110,000	784,760
Indofood Sukses Makmur Tbk PT	1,145,000	650,755
Indosat Tbk PT	1,239,000	732,893
Kalbe Farma Tbk PT	1,165,000	426,529
Lippo Karawaci Tbk PT	13,038,000	999,231
Telekomunikasi Indonesia Tbk PT	1,431,500	1,220,892

		6,837,355

Lebanon — 0.7%
Banque Audi sal- Audi Saradar Group GDR	57,779	392,897
BLOM Bank SAL GDR	46,088	364,556

		757,453

Malaysia — 2.9%
AirAsia BHD	512,400	480,374
Axiata Group BHD	1,002,000	1,433,115
CIMB Group Holdings BHD	311,300	674,657

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Malaysia — (continued)
Sime Darby BHD	244,500	$642,335

		3,230,481

Mexico — 3.5%
America Movil S.A.B. de C.V., Series L ADR	99,700	2,201,376
Desarrolladora Homex S.A.B. de C.V. ADR*	10,271	138,659
Empresas ICA S.A.B. de C.V.*	100,900	111,970
Fomento Economico Mexicano S.A.B. de C.V. ADR	23,300	1,510,306

		3,962,311

Peru — 1.5%
Cia de Minas Buenaventura S.A. ADR	22,000	830,280
Credicorp Ltd.	9,010	830,722

		1,661,002

Philippines — 3.9%
Ayala Corp.	102,048	673,293
Metro Pacific Investments Corp.	12,683,000	792,128
Metropolitan Bank & Trust	741,322	1,107,966
Philippine Long Distance Telephone Co.	18,150	904,837
SM Investments Corp.	73,970	877,815

		4,356,039

Poland — 1.1%
Telekomunikacja Polska S.A.	244,804	1,279,376

Portugal — 1.2%
Jeronimo Martins SGPS S.A.	89,911	1,404,083

Qatar — 0.5%
Industries Qatar QSC	17,100	575,185

Russia — 3.0%
Lukoil OAO ADR	38,906	1,952,692
Rosneft Oil Co. OJSC GDR	169,808	997,622
Tatneft ADR	16,024	398,036

		3,348,350

South Africa — 4.5%
AVI Ltd.	221,511	883,898
Clicks Group Ltd.	140,700	652,081
MTN Group Ltd.	73,073	1,193,771
Naspers Ltd., N Shares	37,660	1,626,355
Pick n Pay Stores Ltd.	158,369	713,928

		5,070,033

South Korea — 14.5%
Cheil Industries, Inc.	4,907	340,198
Cheil Worldwide, Inc.	24,970	391,208
Hyundai Engineering & Construction Co. Ltd.	8,323	421,027
Hyundai Mobis	3,790	1,073,466
Hyundai Motor Co.	10,239	1,789,960
Hyundai Steel Co.	6,069	441,790
KB Financial Group, Inc.	21,000	693,884
Korea Aerospace Industries Ltd.*	23,400	704,155
Korean Air Lines Co. Ltd.	13,020	481,488
KT&G Corp.	6,436	400,538

	Number of Shares	Value†

South Korea — (continued)
LG Chem Ltd.	3,570	$946,279
LG Household & Health Care Ltd.	1,154	518,752
Mando Corp.	3,492	561,405
NCSoft Corp.	3,239	915,046
NHN Corp.*	3,894	741,872
Samsung Electronics Co. Ltd.	4,211	2,940,358
Samsung Electronics Co. Ltd. (Preference)	1,063	506,744
Samsung Fire & Marine Insurance Co. Ltd.	4,062	736,685
Shinhan Financial Group Co. Ltd.	30,208	1,053,251
SSCP Co. Ltd.	17,100	54,486
Woongjin Coway Co. Ltd.	21,100	679,374

		16,391,966

Switzerland — 0.4%
The Swatch Group AG	1,442	474,453

Taiwan — 6.1%
Advanced Semiconductor Engineering Inc.	342,273	291,828
Asustek Computer, Inc.	95,088	708,630
Catcher Technology Co. Ltd.	85,000	486,660
China Steel Corp.	7,627	7,414
Chunghwa Telecom Co. Ltd.	148,000	490,163
Formosa Plastics Corp.	216,000	569,409
Fubon Financial Holding Co. Ltd.	285,630	294,953
Hon Hai Precision Industry Co. Ltd.	250,509	558,241
HTC Corp.	42,543	934,112
Taiwan Cement Corp.	372,000	394,620
Taiwan Semiconductor Manufacturing Co. Ltd.	543,769	1,223,895
TPK Holding Co. Ltd.*	13,600	251,849
Uni-President Enterprises Corp.	571,724	733,372

		6,945,146

Thailand — 3.1%
Banpu PCL NVDR	24,100	403,745
Kasikornbank PCL	54,700	207,681
Kasikornbank PCL NVDR	203,900	760,372
Land and Houses PCL NVDR	3,682,000	763,457
PTT PCL	54,700	457,520
Siam Cement PCL NVDR	69,000	577,749
Thai Airways International PCL	339,400	218,369
Thai Airways International PCL NVDR	150,100	95,800

		3,484,693

Turkey — 3.3%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	97,562	1,126,044
Coca-Cola Icecek A.S.	38,412	520,842
Turk Telekomunikasyon A.S.	182,904	785,393
Turkiye Garanti Bankasi A.S.	331,809	1,284,035

		3,716,314

United Kingdom — 1.5%
SABMiller PLC	53,063	1,708,857

United States — 3.1%
Central European Distribution Corp.*	39,392	276,138
Mead Johnson Nutrition Co.	24,114	1,659,767
Samsonite International S.A.*	392,100	553,856

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United States — (continued)
Yum! Brands, Inc.	19,815	$978,663

		3,468,424

TOTAL COMMON STOCKS (Cost $108,437,916)		109,197,020

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,645,513)	3,645,513	3,645,513

TOTAL INVESTMENTS — 100.0% (Cost $112,083,429)(a)		$112,842,533

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $113,497,015. Net unrealized depreciation was $654,482. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,439,560 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $15,094,042.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.4%	$391,208
Aerospace & Defense	0.6%	704,155
Agriculture	1.2%	1,322,310
Airlines	1.2%	1,276,031
Auto Manufacturers	2.3%	2,503,404
Auto Parts & Equipment	1.5%	1,634,871
Banks	13.7%	14,978,719
Beverages	6.1%	6,644,037
Building Materials	0.7%	714,924
Chemicals	2.9%	3,201,410
Coal	1.6%	1,721,523
Commercial Services	0.5%	572,477
Computers	2.3%	2,509,082
Cosmetics & Personal Care	0.5%	518,752
Diversified Financial Services	1.9%	2,042,088
Electric	2.7%	2,928,701
Electronics	0.7%	810,090
Energy-Alternate Sources	0.3%	349,056
Engineering & Construction	1.0%	1,128,110
Environmental Control	0.6%	679,374
Food	6.1%	6,631,637

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Gas	0.3%	$372,102
Healthcare Products	0.7%	722,777
Holding Companies	2.5%	2,777,275
Home Builders	0.9%	1,018,720
Household Products & Wares	0.5%	553,856
Insurance	2.0%	2,167,001
Internet	3.4%	3,721,380
Iron & Steel	1.5%	1,614,530
Media	1.5%	1,626,355
Metal Fabricate/Hardware	0.5%	486,660
Mining	2.2%	2,430,660
Miscellaneous Manufacturing	0.3%	340,198
Oil & Gas	5.2%	5,659,660
Oil & Gas Services	0.3%	301,308
Pharmaceuticals	3.7%	4,024,705
Real Estate	1.4%	1,490,412
Retail	5.8%	6,363,837
Semiconductors	4.5%	4,962,825
Telecommunications	13.3%	14,508,672
Water	0.7%	792,128

	100.0%	$109,197,020

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note)

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Argentina	$222,511	$222,511	$—	$—
Brazil	10,833,484	10,833,484	—	—
Chile	2,148,349	2,148,349	—	—
China	9,125,685	1,150,317	7,975,368	—
Cyprus	301,308	301,308	—	—
Czech Republic	2,820,281	974,431	1,845,850	—
Egypt	1,463,954	—	1,463,954	—
Hong Kong	3,540,161	—	3,540,161	—
Hungary	583,781	—	583,781	—
India	9,485,985	381,633	9,104,352	—
Indonesia	6,837,355	—	6,837,355	—
Lebanon	757,453	757,453	—	—
Malaysia	3,230,481	—	3,230,481	—
Mexico	3,962,311	3,962,311	—	—
Peru	1,661,002	1,661,002	—	—
Philippines	4,356,039	—	4,356,039	—
Poland	1,279,376	—	1,279,376	—
Portugal	1,404,083	—	1,404,083	—
Qatar	575,185	—	575,185	—
Russia	3,348,350	3,348,350	—	—
South Africa	5,070,033	—	5,070,033	—
South Korea	16,391,966	704,155	15,687,811	—
Switzerland	474,453	—	474,453	—
Taiwan	6,945,146	—	6,945,146	—
Thailand	3,484,693	675,889	2,808,804	—
Turkey	3,716,314	785,393	2,930,921	—
United Kingdom	1,708,857	—	1,708,857	—
United States	3,468,424	3,468,424	—	—
SHORT-TERM INVESTMENTS	3,645,513	3,645,513	—	—

TOTAL INVESTMENTS	$112,842,533	$35,020,523	$77,822,010	$—

$61,081,117 was transferred from Level 1 into Level 2 at 9/30/10 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets in the prior year. The Portfolio did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 2.8%
Lodging — 1.5%
Hyatt Hotels Corp., Class A*	18,405	$577,365
Orient-Express Hotels Ltd., Class A*	55,766	385,343

		962,708

Real Estate — 1.3%
Brookfield Properties Corp.	35,270	485,668
Forest City Enterprises, Inc., Class A*	37,664	401,498

		887,166

TOTAL COMMON STOCKS (Cost $2,766,190)		1,849,874

REAL ESTATE INVESTMENT TRUSTS — 94.0%
Apartments — 18.2%
Apartment Investment & Management Co., Class A	34,865	771,214
AvalonBay Communities, Inc.	21,442	2,445,460
BRE Properties, Inc.	25,750	1,090,255
Campus Crest Communities, Inc.	25,894	281,727
Education Realty Trust, Inc.	52,707	452,753
Equity Residential	72,397	3,755,232
Home Properties, Inc.	16,600	942,216
Post Properties, Inc. UDR, Inc.	20,897 64,713	725,962 1,432,746

		11,897,565

Building & Real Estate — 1.6%
National Retail Properties, Inc.	39,319	1,056,502

Diversified — 11.3%
American Assets Trust, Inc.	19,680	353,256
Colonial Properties Trust	34,708	630,297
Digital Realty Trust, Inc.	1,942	107,121
DuPont Fabros Technology, Inc.	16,402	322,955
Liberty Property Trust	40,063	1,166,234
PS Business Parks, Inc.	6,376	315,867
Rayonier, Inc.	11,345	417,383
Vornado Realty Trust	54,357	4,056,119

		7,369,232

Healthcare — 10.3%
HCP, Inc.	82,513	2,892,906
Health Care REIT, Inc.	7,296	341,453
Healthcare Realty Trust, Inc.	18,363	309,417
Senior Housing Properties Trust	40,693	876,527
Ventas, Inc.	46,413	2,292,802

		6,713,105

Hotels & Resorts — 3.3%
FelCor Lodging Trust, Inc.*	25,644	59,751
Hersha Hospitality Trust	115,968	401,249
Hospitality Properties Trust	8,139	172,791
Host Hotels & Resorts, Inc.	84,190	921,039
Pebblebrook Hotel Trust	15,553	243,404
RLJ Lodging Trust	27,669	353,333

		2,151,567

Industrial — 5.0%
DCT Industrial Trust, Inc.	253,124	1,111,214
EastGroup Properties, Inc.	7,190	274,227

	Number of Shares	Value†

Industrial — (continued)
ProLogis, Inc.	77,613	$1,882,115

		3,267,556

Manufactured Homes — 1.6%
Equity Lifestyle Properties, Inc.	16,656	1,044,331

Office Property — 9.9%
BioMed Realty Trust, Inc.	13,443	222,750
Boston Properties, Inc.	32,109	2,860,912
Douglas Emmett, Inc.	18,982	324,592
Highwoods Properties, Inc.	5,570	157,408
Hudson Pacific Properties, Inc.	24,788	288,284
Kilroy Realty Corp.	18,272	571,914
Mack-Cali Realty Corp.	17,625	471,469
SL Green Realty Corp.	27,339	1,589,763

		6,487,092

Regional Malls — 18.3%
General Growth Properties, Inc.	145,018	1,754,718
Simon Property Group, Inc.	67,540	7,428,049
Taubman Centers, Inc.	22,962	1,155,218
The Macerich Co.	38,354	1,635,031

		11,973,016

Storage & Warehousing — 3.3%
Extra Space Storage, Inc.	17,802	331,651
Public Storage	16,344	1,819,905

		2,151,556

Strip Centers — 11.2%
Alexander’s, Inc.	1,017	367,157
DDR Corp.	106,672	1,162,725
Federal Realty Investment Trust	18,840	1,552,605
Kimco Realty Corp.	119,896	1,802,037
Regency Centers Corp.	35,003	1,236,656
Weingarten Realty Investors	55,390	1,172,606

		7,293,786

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $66,990,694)		61,405,308

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,058,429)	2,058,429	2,058,429

TOTAL INVESTMENTS — 100.0% (Cost $71,815,313)(a)		$65,313,611

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $72,636,063. Net unrealized depreciation was $7,322,452. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,800,852 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,123,304.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

REAL ESTATE SECURITIES FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$1,849,874	$1,849,874	$—	$—
REAL ESTATE INVESTMENT TRUSTS	61,405,308	61,405,308	—	—
SHORT-TERM INVESTMENTS	2,058,429	2,058,429	—	—

TOTAL INVESTMENTS	$65,313,611	$65,313,611	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 65.7%
Penn Series Flexibly Managed Fund*	31,638	$733,054
Penn Series Index 500 Fund*	206,577	1,710,460
Penn Series Large Cap Growth Fund*	91,063	733,054
Penn Series Large Cap Value Fund*	233,457	2,929,882
Penn Series Large Core Growth Fund*	57,698	488,703
Penn Series Large Core Value Fund*	121,871	977,406
Penn Series Large Growth Stock Fund*	88,277	1,221,757
Penn Series Mid Cap Growth Fund*	110,817	977,405
Penn Series Mid Cap Value Fund*	47,309	488,703
Penn Series Mid Core Value Fund*	108,001	977,406
Penn Series Real Estate Securities Fund*	96,965	977,406
Penn Series Small Cap Growth Fund*	30,037	488,703
Penn Series Small Cap Index Fund*	53,236	488,703
Penn Series Small Cap Value Fund*	71,500	977,406
Penn Series SMID Cap Growth Fund*	93,353	977,406
Penn Series SMID Cap Value Fund*	96,296	977,406

TOTAL AFFILIATED EQUITY FUNDS (Cost $14,300,476)		16,124,860

AFFILIATED FIXED INCOME FUNDS — 4.0%
Penn Series Quality Bond Fund* (Cost $832,692)	77,510	977,406

AFFILIATED INTERNATIONAL EQUITY FUNDS — 29.9%
Penn Series Developed International Index Fund*	236,660	1,952,445
Penn Series Emerging Markets Equity Fund*	155,969	1,466,109
Penn Series International Equity Fund*	236,660	3,909,623

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,894,674)		7,328,177

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $98,684)	98,684	98,684

TOTAL INVESTMENTS — 100.0% (Cost $22,126,526)(a)		$24,529,127

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $22,411,125. Net unrealized appreciation/depreciation was $2,118,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,494,280 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $376,278.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$16,124,860	$16,124,860	$—		$—
AFFILIATED FIXED INCOME FUNDS	977,406	977,406	—		—
AFFILIATED INTERNATIONAL EQUITY FUNDS	7,328,177	7,328,177	—		—
SHORT-TERM INVESTMENTS	98,684	98,684	—		—

TOTAL INVESTMENTS	$24,529,127	$24,529,127	$—	$	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or lvel 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.8%
Penn Series Flexibly Managed Fund*	155,150	$3,594,814
Penn Series Index 500 Fund*	868,313	7,189,628
Penn Series Large Cap Growth Fund*	297,707	2,396,543
Penn Series Large Cap Value Fund*	954,038	11,973,173
Penn Series Large Core Growth Fund*	282,945	2,396,543
Penn Series Large Core Value Fund*	597,642	4,793,086
Penn Series Large Growth Stock Fund*	346,321	4,793,086
Penn Series Mid Cap Growth Fund*	543,434	4,793,085
Penn Series Mid Cap Value Fund*	231,998	2,396,543
Penn Series Mid Core Value Fund*	529,623	4,793,086
Penn Series Real Estate Securities Fund*	356,628	3,594,814
Penn Series Small Cap Growth Fund*	147,298	2,396,543
Penn Series Small Cap Index Fund*	261,061	2,396,543
Penn Series Small Cap Value Fund*	262,971	3,594,814
Penn Series SMID Cap Growth Fund*	343,344	3,594,814
Penn Series SMID Cap Value Fund*	354,169	3,594,814

TOTAL AFFILIATED EQUITY FUNDS (Cost $60,616,134)		68,291,929

AFFILIATED FIXED INCOME FUNDS — 18.9%
Penn Series High Yield Bond Fund*	293,334	2,396,543
Penn Series Limited Maturity Bond Fund*	525,558	5,991,357
Penn Series Quality Bond Fund*	1,140,306	14,379,257

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $20,151,574)		22,767,157

AFFILIATED INTERNATIONAL EQUITY FUNDS — 23.9%
Penn Series Developed International Index Fund*	870,415	7,180,924
Penn Series Emerging Markets Equity Fund*	509,903	4,793,086

Penn Series International Equity Fund*	1,015,484	16,775,799

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $27,094,839)		28,749,809

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $490,445)	490,445	490,445

TOTAL INVESTMENTS — 100.0% (Cost $108,352,992)(a)		$120,299,340

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At September 30, 2011, the cost for Federal income tax purposes was $110,173,464. Net unrealized appreciation was $10,125,876. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,696,753 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,570,877.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$68,291,929	$68,291,929	$—	$—
AFFILIATED FIXED INCOME FUNDS	22,767,157	22,767,157	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	28,749,809	28,749,809	—	—
SHORT-TERM INVESTMENTS	490,445	490,445	—	—

TOTAL INVESTMENTS	$120,299,340	$120,299,340	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 42.9%
Penn Series Flexibly Managed Fund*	266,564	$6,176,297
Penn Series Index 500 Fund*	1,491,859	12,352,594
Penn Series Large Cap Growth Fund*	511,495	4,117,531
Penn Series Large Cap Value Fund*	1,147,401	14,399,885
Penn Series Large Core Growth Fund*	243,066	2,058,766
Penn Series Large Core Value Fund*	770,112	6,176,297
Penn Series Large Growth Stock Fund*	446,264	6,176,297
Penn Series Mid Cap Growth Fund*	700,260	6,176,297
Penn Series Mid Core Value Fund*	909,952	8,235,062
Penn Series Real Estate Securities Fund*	408,485	4,117,531
Penn Series Small Cap Growth Fund*	126,538	2,058,766
Penn Series Small Cap Index Fund*	448,533	4,117,531
Penn Series Small Cap Value Fund*	301,209	4,117,531
Penn Series SMID Cap Growth Fund*	393,269	4,117,531
Penn Series SMID Cap Value Fund*	405,668	4,117,531

TOTAL AFFILIATED EQUITY FUNDS (Cost $79,749,396)		88,515,447

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	755,973	6,176,297
Penn Series Limited Maturity Bond Fund*	2,167,122	24,705,187
Penn Series Quality Bond Fund*	3,428,555	43,234,077

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $66,340,721)		74,115,561

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.9%
Penn Series Developed International Index Fund*	1,246,226	10,281,366
Penn Series Emerging Markets Equity Fund*	657,053	6,176,297
Penn Series International Equity Fund*	1,246,226	20,587,656

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $35,287,846)		37,045,319

AFFILIATED MONEY MARKET FUND — 3.0%
Penn Series Money Market Fund (Cost $6,176,353)	6,176,353	6,176,353

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $537,730)	537,730	537,730

TOTAL INVESTMENTS — 100.0% (Cost $188,092,046)(a)		$206,390,410

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $189,518,115. Net unrealized appreciation/depreciation was $16,872,295. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,649,294 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,776,999.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MODERATE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$88,515,447	$88,515,447	$—	$—
AFFILIATED FIXED INCOME FUNDS	74,115,561	74,115,561	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	37,045,319	37,045,319	—	—
AFFILIATED MONEY MARKET FUNDS	6,176,353	6,176,353	—	—
SHORT-TERM INVESTMENTS	537,730	537,730	—	—

TOTAL INVESTMENTS	$206,390,410	$206,390,410	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 31.6%
Penn Series Flexibly Managed Fund*	173,355	$4,016,641
Penn Series Index 500 Fund*	485,102	4,016,641
Penn Series Large Cap Growth Fund*	99,792	803,328
Penn Series Large Cap Value Fund*	319,796	4,013,443
Penn Series Large Core Growth Fund*	0	0
Penn Series Large Core Value Fund*	200,331	1,606,656
Penn Series Large Growth Stock Fund*	116,088	1,606,657
Penn Series Mid Cap Growth Fund*	91,080	803,328
Penn Series Mid Cap Value Fund*	0	1
Penn Series Mid Core Value Fund*	355,062	3,213,313
Penn Series Real Estate Securities Fund*	159,391	1,606,656
Penn Series Small Cap Index Fund*	175,017	1,606,657
Penn Series SMID Cap Growth Fund*	76,727	803,328
Penn Series SMID Cap Value Fund*	158,291	1,606,657

TOTAL AFFILIATED EQUITY FUNDS (Cost $23,609,045)		25,703,306

AFFILIATED FIXED INCOME FUNDS — 52.4%
Penn Series High Yield Bond Fund*	491,633	4,016,641
Penn Series Limited Maturity Bond Fund*	1,409,348	16,066,564
Penn Series Quality Bond Fund*	1,783,758	22,493,190

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $38,214,178)		42,576,395

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund*	291,766	2,407,067
Penn Series International Equity Fund*	340,393	5,623,297

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,262,613)		8,030,364

AFFILIATED MONEY MARKET FUND — 4.9%
Penn Series Money Market Fund (Cost $4,016,676)	4,016,676	4,016,676

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $943,031)	943,031	943,031

TOTAL INVESTMENTS — 100.0% (Cost $74,045,543)(a)		$81,269,772

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2011, the cost for Federal income tax purposes was $74,838,291. Net unrealized appreciation was $6,431,481. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,441,142 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,661.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$25,703,306	$25,703,306	$—	$—
AFFILIATED FIXED INCOME FUNDS	42,576,395	42,576,395	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	8,030,364	8,030,364	—	—
AFFILIATED MONEY MARKET FUNDS	4,016,676	4,016,676	—	—
SHORT-TERM INVESTMENTS	943,031	943,031	—	—

TOTAL INVESTMENTS	$81,269,772	$81,269,772	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (Unaudited)

CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Security Valuation Note)

ASSETS TABLE
Description	Total Market Value at 09/30/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$9,991,589	$9,991,589	$—	$—
AFFILIATED FIXED INCOME FUNDS	39,970,099	39,970,099	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,937,555	2,937,555	—	—
AFFILIATED MONEY MARKET FUNDS	5,878,004	5,878,004	—	—
SHORT-TERM INVESTMENTS	581,109	581,109	—	—

TOTAL INVESTMENTS	$59,358,356	$59,358,356	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — SEPTEMBER 30, 2011 (Unaudited)

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Fair Value Measurements — Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of September 30, 2011 is included with each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date November 22, 2011

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date November 22, 2011

*	Print the name and title of each signing officer under his or her signature.